                          WRL FREEDOM VARIABLE ANNUITY
                                Variable Annuity

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

PROSPECTUS
MAY 1, 2002

This prospectus gives you important information about the WRL Freedom Variable Annuity, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

You can put your money into 44 investment choices: a fixed account and 43 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 43 portfolios we currently offer through the subaccounts under this Contract are:

                      AEGON/TRANSAMERICA SERIES FUND, INC.

AEGON Bond                                                     LKCM Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                    LKCM Strategic Total Return
-----------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                        Moderate Asset Allocation
-----------------------------------------------------------------------------------------------------------------------------------
American Century International (formerly, GE                   Moderately Aggressive Asset Allocation
International Equity)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                                   Munder Net50
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                                         PBHG Mid Cap Growth (formerly, Pilgrim Baxter Mid Cap Growth)
-----------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities (formerly, J.P.                 PBHG /NWQ Value Select (formerly, NWQ Value Equity)
Morgan Real Estate Securities)
-----------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                  PIMCO Total Return
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                                                Salomon All Cap
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth & Income                                      T. Rowe Price Dividend Growth
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                          T. Rowe Price Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                 Third Avenue Value
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                                           Transamerica Convertible Securities
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - America SM *                                 Transamerica Equity
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global2                                      Transamerica Money Market (formerly, J.P. Morgan Money Market)
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - TechnologySM                                 Transamerica Growth Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                     Transamerica U.S. Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Balanced                                                 Transamerica Value Balanced ***(formerly, Dean Asset Allocation)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global**                                                 Value Line Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                   Van Kampen Emerging Growth
-----------------------------------------------------------------------------------------------------------------------------------

       FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) - SERVICE CLASS 2

-----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

* As of April 26, 2002, the C.A.S.E. Growth portfolio merged into the Great Companies--America SM portfolio.

** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

*** As of April 26, 2002, the AEGON Balanced portfolio merged into the Transamerica Value Balanced portfolio.

If you would like more information about the WRL Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00
a.m. - 8:00 p.m. Eastern Time), or write us at: Western Reserve, Administrative Office - Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:      THE SECURITIES AND EXCHANGE
                                                  COMMISSION HAS NOT APPROVED
-  ARE NOT BANK DEPOSITS                          OR DISAPPROVED THESE
                                                  SECURITIES OR PASSED UPON
-  ARE NOT FEDERALLY INSURED                      THE ADEQUACY OF THIS
                                                  PROSPECTUS. ANY
-  ARE NOT ENDORSED BY ANY                        REPRESENTATION TO THE
   BANK OR GOVERNMENT AGENCY                      CONTRARY IS A CRIMINAL
                                                  OFFENSE.
-  ARE NOT GUARANTEED TO ACHIEVE
   THEIR GOAL

-  INVOLVE RISKS, INCLUDING POSSIBLE
   LOSS OF PREMIUM

                               TABLE OF CONTENTS

DEFINITIONS OF SPECIAL TERMS.............................................................................1

SUMMARY..................................................................................................3

ANNUITY CONTRACT FEE TABLE...............................................................................9

EXAMPLES................................................................................................12

1.   THE ANNUITY CONTRACT...............................................................................13

2.   ANNUITY PAYMENTS (THE INCOME PHASE)................................................................14
     Annuity Payment Options Under the Contract.........................................................14
     Partial Annuitization..............................................................................15
     Guaranteed Minimum Income Benefit Rider............................................................15

3.   PURCHASE...........................................................................................18
     Contract Issue Requirements........................................................................18
     Purchase Payments..................................................................................18
     Initial Purchase Payments..........................................................................18
     Additional Purchase Payments.......................................................................19
     Maximum Purchase Payments..........................................................................19
     Allocation of Purchase Payments....................................................................19
     Right to Cancel Period ............................................................................19
     Annuity Value......................................................................................20
     Accumulation Units.................................................................................20

4.   INVESTMENT CHOICES.................................................................................20
     The Separate Account...............................................................................20
     The Fixed Account..................................................................................22
       Transfers........................................................................................22
     Dollar Cost Averaging Program......................................................................23
     Asset Rebalancing Program..........................................................................23
     Telephone or Fax Transactions......................................................................24
     Third Party Investment Services....................................................................24

5.   EXPENSES ..........................................................................................25
     Mortality and Expense Risk Charge..................................................................25
     Guaranteed Minimum Income Benefit Rider ...........................................................25
     Additional Earnings Rider Charge...................................................................25
     Annual Contract Charge ............................................................................26
     Transfer Charge ...................................................................................26
     Loan Processing Fee................................................................................26
     Premium Taxes......................................................................................26
     Federal, State and Local Taxes.....................................................................26
     Withdrawal Charge..................................................................................26
     Portfolio Management Fees..........................................................................28
     Reduced or Waived Charges and Expenses to Groups...................................................28

6.   TAXES..............................................................................................28
     Annuity Contracts in General.......................................................................28
     Qualified and Nonqualified Contracts...............................................................28
     Partial Withdrawals and Complete Surrenders - Nonqualified Contracts...............................29

     Multiple Contracts.................................................................................29
     Diversification and Distribution Requirements......................................................29
     Partial Withdrawals and Complete Surrenders - Qualified Contracts..................................29
     Taxation of Death Benefit Proceeds.................................................................30
     Annuity Payments...................................................................................30
     Transfers, Assignments or Exchanges of Contracts...................................................30
     Separate Account Charges...........................................................................31
     Possible Tax Law Changes...........................................................................31

7.    ACCESS TO YOUR MONEY..............................................................................31
     Partial Withdrawals and Complete Surrenders........................................................31
     Partial Annuitization..............................................................................32
     Delay of Payment and Transfers.....................................................................32
     Systematic Partial Withdrawals.....................................................................32
     Contract Loans for Certain Qualified Contracts.....................................................33

8.    PERFORMANCE.......................................................................................34

9.    DEATH BENEFIT.....................................................................................35
     Payments on Death..................................................................................35
     Amount of Death Benefit Before the Maturity Date...................................................36
     Additional Benefits with Spousal Continuation  ....................................................37
     Additional Death Benefit on Beneficiary's Death  ..................................................37
     Alternate Payment Elections Before the Maturity Date...............................................37
     Additional Earnings Rider..........................................................................37

10.  OTHER INFORMATION .................................................................................40
     Ownership..........................................................................................40
     Annuitant..........................................................................................40
     Beneficiary........................................................................................40
     Assignment.........................................................................................40
     Western Reserve Life Assurance Co. of Ohio.........................................................40
     The Separate Account...............................................................................40
     Exchanges..........................................................................................41
     Voting Rights......................................................................................41
     Distribution of the Contracts......................................................................41
     Non-Participating Contract.........................................................................41
     Variations in Contract Provisions..................................................................42
     IMSA...............................................................................................42
     Legal Proceedings..................................................................................42
     Financial Statements...............................................................................42

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...........................................42

APPENDIX A
Condensed Financial Information.........................................................................43

APPENDIX B
Historical Performance Data.............................................................................51

                          DEFINITIONS OF SPECIAL TERMS

-----------------------------------------------------------------------------------------------------------------------------------
accumulation period           The period between the Contract date and the maturity date while the Contract is in force.
-----------------------------------------------------------------------------------------------------------------------------------
accumulation unit value       An accounting unit of measure we use to calculate subaccount values during the accumulation period.
-----------------------------------------------------------------------------------------------------------------------------------
administrative office         Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051
                              (8550 Ulmerton Road, Suite 101, Largo, Florida 33771 for overnight deliveries).  Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716.  Our phone number is 1-800-851-9777.
-----------------------------------------------------------------------------------------------------------------------------------
age                           The issue age, which is annuitant's age on the
                              birthday nearest the Contract date, plus the
                              number of completed Contract years. When we use
                              the term "age" in this prospectus, it has the
                              same meaning as "attained age" in the Contract.
-----------------------------------------------------------------------------------------------------------------------------------
annuitant                     The person you named in the application (or later
                              changed), to receive annuity payments. The
                              annuitant may be changed as provided in the
                              Contract's death benefit provisions and annuity
                              provision.
-----------------------------------------------------------------------------------------------------------------------------------
annuity unit value            An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
-----------------------------------------------------------------------------------------------------------------------------------
annuity value                 The sum of the separate account value and the fixed account value at the end of any valuation period.
-----------------------------------------------------------------------------------------------------------------------------------
beneficiary(ies)              The person(s) you elect to receive the death benefit proceeds under the Contract.
-----------------------------------------------------------------------------------------------------------------------------------
cash value                    The annuity value less any applicable premium taxes, any withdrawal charge and any rider charges.
-----------------------------------------------------------------------------------------------------------------------------------
Code                          The Internal Revenue Code of 1986, as amended.
-----------------------------------------------------------------------------------------------------------------------------------
contingent annuitant          The person named by the owner to become the new annuitant upon the death of the current annuitant during the accumulation period, if the owner is still alive.
-----------------------------------------------------------------------------------------------------------------------------------
Contract anniversary          The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
-----------------------------------------------------------------------------------------------------------------------------------
Contract date                 Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.
-----------------------------------------------------------------------------------------------------------------------------------
death benefit proceeds        The death benefit proceeds are the amount, if any, payable under the death benefit provisions described in your Contract on the earlier of: (1) the death of any owner, or (2) the death of the annuitant, if no contingent annuitant is named.
-----------------------------------------------------------------------------------------------------------------------------------
death report day              The valuation date on which we have received both: (a) proof of the earlier of: (1) the death of any owner, or (2) the death of the annuitant, if no contingent annuitant is named, and (b) a beneficiary's election regarding payment.  If the spouse of the deceased owner elects to continue the Contract, there are two death report days (one relating to the death of the first to die and the second relating to the death of the spouse who continues the Contract).  If there is no spousal continuation of the Contract, then there is only one death report day for the Contract.  Beginning
                              July 1, 2002, if there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary's completed election form.
-----------------------------------------------------------------------------------------------------------------------------------
fixed account                 An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account.
-----------------------------------------------------------------------------------------------------------------------------------
fixed account value           During the accumulation period, your Contract's value in the fixed account.
-----------------------------------------------------------------------------------------------------------------------------------
funds                         Investment companies which are registered with the U.S. Securities and Exchange Commission.  The
                              Contract allows you to invest in the portfolios of the funds through our subaccounts.  We reserve the right to add other registered investment companies to the Contract in the future.
-----------------------------------------------------------------------------------------------------------------------------------
in force                      Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
-----------------------------------------------------------------------------------------------------------------------------------
maturity date                 The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 90th birthday.
-----------------------------------------------------------------------------------------------------------------------------------
Monthiversary                 The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
-----------------------------------------------------------------------------------------------------------------------------------
NYSE                          New York Stock Exchange.
-----------------------------------------------------------------------------------------------------------------------------------
nonqualified Contracts        Contracts issued other than in connection with retirement plans.

-----------------------------------------------------------------------------------------------------------------------------------
owner                         The person(s) entitled to exercise all rights under the Contract.  The annuitant is an owner unless
(you, your)                   the application states otherwise, or unless a change of ownership is made at a later time.  If two owners are named, the Contract is owned jointly and the consent of each owner is required to exercise ownership rights under the Contract.
-----------------------------------------------------------------------------------------------------------------------------------
portfolio                     A separate investment portfolio of a fund.
-----------------------------------------------------------------------------------------------------------------------------------
purchase payments             Amounts paid by an owner or on an owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment"
                              in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
-----------------------------------------------------------------------------------------------------------------------------------
qualified Contracts           Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
-----------------------------------------------------------------------------------------------------------------------------------
separate account              WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
-----------------------------------------------------------------------------------------------------------------------------------
separate account value        During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
-----------------------------------------------------------------------------------------------------------------------------------
subaccount                    A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
-----------------------------------------------------------------------------------------------------------------------------------
surrender                     The termination of a Contract at the option of an owner.
-----------------------------------------------------------------------------------------------------------------------------------
valuation date/               Each day on which the NYSE is open for trading, except when a subaccount's corresponding portfolio
business day                  does not value its shares. Western Reserve is open for business on each day that the NYSE is open.
                              When we use the term "business day," it has the same meaning as valuation date.
-----------------------------------------------------------------------------------------------------------------------------------
valuation period              The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
-----------------------------------------------------------------------------------------------------------------------------------
Western Reserve               Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
-----------------------------------------------------------------------------------------------------------------------------------

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS carefully.

1.       THE ANNUITY CONTRACT

The WRL Freedom Variable Annuity is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 43 subaccounts. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict, in the future, the subaccounts to which you can allocate new purchase payments and transfers. Any such restriction will not affect the allocations you made before we put the restriction in place. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts into which you can transfer money (see below).

For an additional charge, you may purchase a Guaranteed Minimum Income Rider that guarantees a minimum amount of income payments if you annuitize under one of the rider's payment options (see page 15) and/or an Additional Earnings Rider that may provide a supplemental death benefit (see page 37).

The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, and whether you choose the Guaranteed Minimum Income Benefit Rider, will largely determine the amount of any income payments you receive during the income phase.

2.       ANNUITY PAYMENTS (THE INCOME PHASE)

The Contract allows you to receive income under one of three fixed annuity payment options. You can choose to receive payments monthly, quarterly, semi-annually, or annually. Generally, you cannot annuitize before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize early on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.

3.       PURCHASE

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $100 for other qualified Contracts) or more under most circumstances. You can add as little as $100 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

4.       INVESTMENT CHOICES

You can invest your money in any of the 43 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

                     AEGON/TRANSAMERICA SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
AEGON Bond                                                            LKCM Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                           LKCM Strategic Total Return
-----------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                               Moderate Asset Allocation
-----------------------------------------------------------------------------------------------------------------------------------
American Century International                                        Moderately Aggressive Asset Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                                          Munder Net50
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                                                PBHG Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities                                        PBHG /NWQ Value Select
-----------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                         PIMCO Total Return
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                                                       Salomon All Cap
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth & Income                                             T. Rowe Price Dividend Growth
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                                 T. Rowe Price Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                        Third Avenue Value
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                                                  Transamerica Convertible Securities
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - America SM                                          Transamerica Equity
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global2                                             Transamerica Money Market
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - TechnologySM                                        Transamerica Growth Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Balanced                                                        Transamerica U.S. Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global*                                                         Transamerica Value Balanced
-----------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                          Value Line Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                            Van Kampen Emerging Growth
-----------------------------------------------------------------------------------------------------------------------------------

       FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) - SERVICE CLASS 2

-----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

* This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

Please contact our administrative office at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time) or visit our website
(www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate purchase payments or transfer annuity value.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account.

TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply. In addition, if you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may transfer annuity value.

5.       EXPENSES

We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.25% each year from the money you have invested in the subaccounts. If you annuitize under the Guaranteed Minimum Income Benefit Rider and elect a variable annuity payment option, we will assess the mortality and expense risk charge of 1.25% at the time you annuitize, and other charges will apply.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within five years after we receive a purchase payment. This charge is 5% of the amount that must be withdrawn if the partial withdrawal occurs within five years of our receipt of the purchase payment.

When we calculate withdrawal charges, we treat partial withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first partial withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the partial withdrawal. Amounts of the first partial withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent partial withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. The 10% "waiver" does not apply to a complete surrender. We waive this charge under certain circumstances. See Expenses - Withdrawal Charge on page 26 for how we calculate withdrawal charges and waivers.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.39% to 1.50% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 9 of this prospectus and the fund prospectuses.

See Distribution of the Contracts on page 41 for information concerning compensation we pay our agents for the sale of the Contracts.


If you select the Guaranteed Minimum Income Benefit Rider, there is a current annual rider charge during the accumulation period of 0.35% of the minimum annuitization value (not to exceed 0.50% if you upgrade the rider). If you decide to upgrade the rider after purchase, we will terminate the rider currently on the Contract, assess the rider charge, and issue a new rider with new limitations and new charges and with the Contract's then-current annuity value as the new minimum annuitization value. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We waive the rider charge if your annuity value on any rider anniversary exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. If you annuitize under a variable annuity payment option of this rider, we will assess a guaranteed minimum payment fee at an annual rate of 1.10% of the daily net assets in the subaccounts; this charge will be reflected in your variable payments. This guaranteed minimum payment fee is assessed in addition to the mortality and expense risk charge of 1.25% annually that is set at the time you annuitize. The rider is not available in all states.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase. This rider is not available in all states.

6.       TAXES

The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59-1/2 when you take money out of a contract, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7.       ACCESS TO YOUR MONEY

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $10,000. No partial withdrawals may be made from the fixed account without prior consent from us.

Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals may reduce the death benefit, the Additional Earnings Rider benefit (and certain values under the Guaranteed Minimum Income Benefit Rider) by more than the amount withdrawn.

8.       PERFORMANCE

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9.       DEATH BENEFIT

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named), we will pay a death benefit to the beneficiary, provided death occurs during the accumulation period. If an owner dies before the maturity date, and the joint owner or the owner's sole beneficiary is the surviving spouse, then the surviving spouse may elect to continue the Contract. Beginning July 1, 2002, if such surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day, and we also will revise the way we calculate the death benefit so that it is based on the age of such surviving spouse. Death benefit provisions may vary by state. Only one death benefit will be payable under the Contract. When we receive due proof of death, the Contract will terminate.

If you name different persons as owner and annuitant, you can affect whether the death benefit is payable, what the amount of the death benefit will be, and who will receive it. Use care when naming owners, annuitants, contingent annuitants and beneficiaries, and consult your agent if you have questions.

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named), before the maturity date and before the fifth Contract anniversary, and if a death benefit is payable, the death benefit proceeds will be the greater of:

-        the annuity value of your Contract on the date of death; or

- the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.

On the death of any owner who is not the annuitant before the maturity date and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit proceeds will be the greater of:

-        the annuity value of your Contract on the date of death;

- the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract; or

- the annuity value as of the fifth Contract anniversary, less partial withdrawals and partial annuitization amounts withdrawn from the Contract after the fifth Contract year.

 On the death of the annuitant, including the owner who is the annuitant (if no contingent annuitant is named), before the maturity date and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit proceeds will be the greatest of:

-        the death benefits described above; or

- the highest annuity value as of any Contract anniversary occurring between (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:

         -        the annuitant's date of death; or

         - the Contract anniversary nearest the annuitant's 80th birthday.

         The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals (including any partial annuitizations) taken since the Contract anniversary with the highest annuity value.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 14 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider on page 37 for details.

10.      OTHER INFORMATION

RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

-        REDUCED MINIMUM INITIAL PURCHASE PAYMENT (FOR NONQUALIFIED CONTRACTS):
         You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

- SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

- PARTIAL ANNUITIZATION: After your first Contract anniversary, you may partially annuitize your Contract without surrendering it completely, subject to certain restrictions. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

- DOLLAR COST AVERAGING: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL Transamerica Money Market subaccount or WRL AEGON Bond subaccount into your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

- ASSET REBALANCING: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

- TELEPHONE OR FAX TRANSACTIONS: You may make transfers, partial withdrawals, and/or change the allocation of additional purchase payments by telephone or fax.

- NURSING CARE FACILITY WAIVER: If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.

- CONTRACT LOANS (FOR CERTAIN QUALIFIED CONTRACTS): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Contract Loans for Certain Qualified Contracts on page 33 for details.

- ADDITIONAL BENEFITS WITH SPOUSAL CONTINUATION If an owner dies before the maturity date, and if the joint owner or the owner's sole beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect to keep the Contract in force as sole owner and annuitant. Beginning July 1, 2002, if such surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day, and we also will revise the way we calculate the death benefit so that it is based on the age of such surviving spouse.

- ADDITIONAL DEATH BENEFIT ON BENEFICIARY'S DEATH: Beginning July 1, 2002, if an owner dies before the maturity date, and if the deceased owner's spouse who is named as either the joint owner or the sole beneficiary does not elect to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary's life expectancy (the "distribution period"). We will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. We will pay a death benefit if the beneficiary dies during the distribution period. The Contract will terminate at the end of the distribution period.

- MULTIPLE BENEFICIARIES: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

- GUARANTEED MINIMUM INCOME BENEFIT RIDER: You may add this rider for an additional charge assessed during the accumulation period and the income phase of the Contract. It assures you of a minimum level of income in the future, provided you satisfy certain conditions and annuitize under the annuity payment options available in the rider. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

- ADDITIONAL EARNINGS RIDER: You may add this rider for an additional charge during the accumulation period. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary's death. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

These features are not available in all states and may not be suitable for your particular situation.

Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your agent and the Contract for details.

SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

OTHER CONTRACTS. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time).

11.      INQUIRIES

If you need additional information, please contact us at:

         Western Reserve Life
         Administrative Office
         Attention:  Annuity Department
         P. O. Box 9051
         Clearwater, FL 33758-9051
         1-800-851-9777, Ext. 6538
         (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time) www.westernreserve.com

                           ANNUITY CONTRACT FEE TABLE

                                                                                  SEPARATE ACCOUNT ANNUAL EXPENSES
                 OWNER TRANSACTION EXPENSES                         (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE DURING THE
                                                                                         ACCUMULATION PERIOD)
-----------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments.......................... None     Mortality and Expense Risk Charge(7)......................1.25%
Maximum Withdrawal Charge(1)(2)                                    Administrative Charge..................................... None
   (as a % of purchase payments)........................... 8%
Transfer Charge(3).......................$25 After 12 Per Year     TOTAL SEPARATE ACCOUNT
Loan Processing Fee(4)............................$30 Per Loan        ANNUAL EXPENSES....................................... 1.25%
Guaranteed Minimum Income
    Benefit Rider Charge During the
    Accumulation Period (optional)(5)....................0.35%
Guaranteed Minimum Income Benefit
    Rider Charge  after Upgrade(5)
    (optional)
    Current..............................................0.35%
    Maximum..............................................0.50%
Additional Earnings Rider
    (optional) (6).......................................0.35%
---------------------------------------------------------------
ANNUAL CONTRACT CHARGE(2) ...............$35 Per Contract Year

                  PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED
                    DECEMBER 31, 2001(8) (as a percentage of
              average net assets and after expense reimbursements)


                                                                    MANAGEMENT      OTHER       RULE 12B-1     TOTAL PORTFOLIO
Portfolios                                                             FEES        EXPENSES        FEES        ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AEGON/TRANSAMERICA SERIES FUND, INC.(9)(10)
-----------------------------------------------------------------------------------------------------------------------------------
AEGON Bond                                                            0.45 %        0.10 %         N/A             0.55 %
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation(11) (12)                                  0.10 %        1.22 %         N/A             1.32 %
-----------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                               0.80 %        0.17 %         N/A             0.97 %
-----------------------------------------------------------------------------------------------------------------------------------
American Century International                                        1.00 %        0.50 %         N/A             1.50 %
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                                          0.85 %        0.23 %         N/A             1.08 %
-----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                                                0.85 %        0.09 %         N/A             0.94 %
-----------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities                                        0.80 %        0.20 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation(11)(12)                                 0.10 %        1.26 %         N/A             1.36 %
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                                                       0.85 %        0.15 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth & Income                                             0.75 %        0.11 %         N/A             0.86 %
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                                 1.00 %        0.20 %         N/A             1.20 %
-----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                        0.80 %        0.14 %         N/A             0.94 %
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                                                  0.90 %        0.10 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - America SM(13)                                      0.80 %        0.09 %         N/A             0.89 %
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global2                                             0.80 %        0.20 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Great Companies - TechnologySM                                        0.80 %        0.19 %         N/A             0.99 %
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                            0.75 %        0.12 %         N/A             0.87 %
-----------------------------------------------------------------------------------------------------------------------------------
Janus Balanced(11)                                                    0.90 %        0.50 %         N/A             1.40 %
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global(14)                                                      0.80 %        0.15 %         N/A             0.95 %
-----------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                          0.80 %        0.09 %         N/A             0.89 %
-----------------------------------------------------------------------------------------------------------------------------------
LKCM Capital Growth                                                   0.80 %        0.20 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                           0.80 %        0.09 %         N/A             0.89 %
-----------------------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation(11) (12)                                    0.10 %        1.25 %         N/A             1.35 %
-----------------------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation(11) (12)                       0.10 %        1.23 %         N/A             1.33 %
-----------------------------------------------------------------------------------------------------------------------------------
Munder Net50                                                          0.90 %        0.10 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                                                   0.87 %        0.13 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
PBHG/NWQ Value Select                                                 0.80 %        0.14 %         N/A             0.94 %
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return(11)                                                0.70 %        0.50 %         N/A             1.20 %
-----------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                       0.85 %        0.15 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                                         0.90 %        0.10 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                                               0.75 %        0.25 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                                    0.80 %        0.12 %         N/A             0.92 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Convertible Securities(11)                               0.80 %        0.50 %         N/A             1.30 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                                   0.75 %        0.10 %         N/A             0.85 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Growth Opportunities                                     0.85 %        0.35 %         N/A             1.20 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Money Market                                             0.35 %        0.04 %         N/A             0.39 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica U.S. Government Securities                               0.65 %        0.10 %         N/A             0.75 %
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced (15)                                      0.75 %        0.11 %         N/A             0.86 %
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Aggressive Growth                                          0.80 %        0.20 %         N/A             1.00 %
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                            0.80 %        0.12 %         N/A             0.92 %
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (VIP) -
SERVICE CLASS 2(16)(17)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                           0.48%         0.11%         0.25%             0.84%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                            0.58%         0.11%         0.25%             0.94%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    0.58%         0.12%         0.25%             0.95%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The withdrawal charge is based on the number of years since each purchase payment was made during the first five years following each purchase payment, dropping to 0% in the fifth year after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.

(2) We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(3)      Currently there are no charges for transfers from the fixed account.

(4) Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

(5) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 85th birthday. If you add it, whether as a new rider or an upgrade, we will impose during the accumulation period an annual rider charge equal to 0.35% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.35%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.35%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%). We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any rider anniversary exceeds the rider charge threshold (guaranteed 2.0) times the minimum annuitization value, we will waive the rider charge otherwise payable on that rider anniversary. This rider is not available in all states. If you later choose to annuitize under a variable annuity payment option of this rider, we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts. This charge is assessed in addition to the mortality and expense risk charge of 1.25% annually that is set on the date you annuitize under the rider. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.

(6) This rider is optional. You may add this rider when we issue the Contract, or on any Monthiversary. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract's annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(7) This charge applies to each subaccount. It does not apply to the fixed account. This charge applies during the accumulation period and the income phase. If you select the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under a variable annuity payment option of the rider, then we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, in addition to the mortality and expense risk charge of 1.25% that is set on the date you annuitize under the rider.

(8) The fee table information relating to portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(9) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2003. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.

(10) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2001 (if applicable), and the expense ratio without the reimbursement are listed below:

                                                              EXPENSE           REIMBURSEMENT         EXPENSE RATIO
                                                               LIMIT               AMOUNT        WITHOUT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
AEGON Bond                                                     0.70 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                    0.25 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                        1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
 American Century International                                1.50 %             146,246                 1.63 %
-----------------------------------------------------------------------------------------------------------------------
 Clarion Real Estate Securities                                1.00 %             40,053                  1.13 %
-----------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                  0.25 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Mid Cap                                                1.00 %             76,924                  1.34 %
-----------------------------------------------------------------------------------------------------------------------
Federated Growth & Income                                      1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                          1.20 %             34,285                  1.28 %
-----------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                 1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                                           1.00 %             63,967                  1.21 %
-----------------------------------------------------------------------------------------------------------------------
Great Companies - AmericaSM                                    1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Great Companies - Global2                                      1.00 %             57,096                  1.59 %
-----------------------------------------------------------------------------------------------------------------------
Great Companies - TechnologySM                                 1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Janus Global                                                   1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Janus Growth                                                   1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
LKCM Capital Growth                                            1.00 %             45,304                  3.18 %
-----------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                    1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                                      0.25 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation                         0.25 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Munder Net50                                                   1.00 %             80,299                  1.72 %
-----------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                                            1.00 %             118,391                 1.08 %
-----------------------------------------------------------------------------------------------------------------------
PBHG/NWQ Value Select                                          1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return                                             1.20 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                                  1.00 %             59,182                  1.18 %
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                                        1.00 %             18,121                  1.05 %
-----------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                             1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Transamerica Convertible Securities                            1.30 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                            0.85 %             139,503                 0.91 %
-----------------------------------------------------------------------------------------------------------------------
Transamerica Growth Opportunities                              1.20 %             61,845                  5.89 %
-----------------------------------------------------------------------------------------------------------------------
Transamerica Money Market                                      0.70 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
 Transamerica Value Balanced                                   1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------
Value Line Aggressive Growth                                   1.00 %             35,477                  1.56 %
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                     1.00 %               N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------

(11) Because this portfolio commenced operations on May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

(12) This portfolio is a "fund of funds" that invests in other Series Fund portfolios. The Series Fund prospectus provides specific information on the fees and expenses of this portfolio. This portfolio has its own set of operating expenses, as does each of the underlying Series Fund portfolios in which it invests. The range of the average weighted expense ratio for this portfolio, including such indirect expenses of the underlying Series Fund portfolios, is expected to be 0.64% to 1.75%. for the Moderate Asset Allocation, Moderately Aggressive Asset Allocation and the Aggressive Asset Allocation portfolios. The range of the Conservative Asset Allocation portfolio is expected to be 0.64% to 1.65%. A range is provided since the allocation of assets to various underlying Series Fund portfolios will fluctuate. Over time, the cost of investment in an asset allocation "fund of funds" portfolio will increase the cost of your investment and may cost you more than investing in a Series Fund portfolio without asset allocation.

(13) As of April 26, 2002, the C.A.S.E. Growth portfolio merged into the Great Companies--America SM portfolio.

(14) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(15) As of April 26, 2002, the AEGON Balanced portfolio merged into the Transamerica Value Balanced portfolio.

(16) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP) (the "Fidelity VIP Fund") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Fund. The 12b-1 fees assessed against the Fidelity VIP Fund shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.

(17) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Fund paid was used to reduce the Fidelity VIP Fund's expenses.

         In addition, through arrangements with the Fidelity VIP Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Funds' custodian expenses. See Fidelity VIP Fund prospectus for details.

If you select the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under a variable annuity payment option of the rider, the daily guaranteed minimum payment fee will be 1.10% currently (not to exceed 2.10%) of the daily net asset values in the subaccounts in addition to the mortality and expense risk charge of 1.25% annually that is set on the date you annuitize under the rider.

EXAMPLES

You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed, and assuming the Guaranteed Minimum Income Benefit Rider and the Additional Earnings Rider have been selected.

The expense example reflects the mortality and expense risk charge of 1.25% of subaccount value, the $30 annual Contract charge plus the Guaranteed Minimum Income Benefit Rider charge of 0.35% of minimum annuitization value (MAV) and the Additional Earnings Rider charge of 0.35% of annuity value. In the example, the annual Contract charge of $30, the Guaranteed Minimum Income Benefit Rider charge of 0.35% and the Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year.

                                                                                          IF YOU ANNUITIZE* OR REMAIN INVESTED IN
                                                                                              THE CONTRACT AT THE END OF THE
                                              IF YOU SURRENDER THE CONTRACT AT THE END    APPLICABLE TIME PERIOD OR IF YOU DO NOT
                   SUBACCOUNTS                      OF THE APPLICABLE TIME PERIOD        SURRENDER OR ANNUITIZE UNDER THE CONTRACT
----------------------------------------------------------------------------------------------------------------------------------
                                               1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
WRL AEGON Bond                                $76        $132      $191       $308       $26        $82        $141       $308
----------------------------------------------------------------------------------------------------------------------------------
WRL Aggressive Asset Allocation               84         155       229        383        34         105        179        383
----------------------------------------------------------------------------------------------------------------------------------
WRL Alger Aggressive Growth                   81         144       212        350        31         94         162        350
----------------------------------------------------------------------------------------------------------------------------------
WRL American Century International            86         160       238        400        36         110        188        400
----------------------------------------------------------------------------------------------------------------------------------
WRL Capital Guardian U.S. Equity              82         148       218        360        32         98         168        360
----------------------------------------------------------------------------------------------------------------------------------
WRL Capital Guardian Value                    80         143       211        347        30         93         161        347
----------------------------------------------------------------------------------------------------------------------------------
WRL Clarion Real Estate Securities            81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Conservative Asset Allocation             84         156       231        387        34         106        181        387
----------------------------------------------------------------------------------------------------------------------------------
WRL Dreyfus Mid Cap                           81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Federated Growth & Income                 79         141       207        339        29         91         157        339
----------------------------------------------------------------------------------------------------------------------------------
WRL Gabelli Global Growth                     83         151       223        372        33         101        173        372
----------------------------------------------------------------------------------------------------------------------------------
WRL GE U.S. Equity                            80         143       211        347        30         93         161        347
----------------------------------------------------------------------------------------------------------------------------------
WRL Goldman Sachs Growth                      81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Great Companies - America SM **           80         142       208        342        30         92         158        342
----------------------------------------------------------------------------------------------------------------------------------
WRL Great Companies - Global2                 81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Great Companies - TechnologySM            81         145       213        352        31         95         163        352
----------------------------------------------------------------------------------------------------------------------------------
WRL J.P. Morgan Enhanced Index                80         141       207        340        30         91         157        340
----------------------------------------------------------------------------------------------------------------------------------
WRL Janus Balanced                            85         157       233        391        35         107        183        391
----------------------------------------------------------------------------------------------------------------------------------
WRL Janus Global***                           80         144       211        348        30         94         161        348
----------------------------------------------------------------------------------------------------------------------------------
WRL Janus Growth                              80         142       208        342        30         92         158        342
----------------------------------------------------------------------------------------------------------------------------------
WRL LKCM Capital Growth                       81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL LKCM Strategic Total Return               80         142       208        342        30         92         158        342
----------------------------------------------------------------------------------------------------------------------------------
WRL Moderate Asset Allocation                 84         156       231        386        34         106        181        386
----------------------------------------------------------------------------------------------------------------------------------
WRL Moderately Aggressive Asset
  Allocation                                  84         155       230        384        34         105        180        384
----------------------------------------------------------------------------------------------------------------------------------
WRL Munder Net50                              81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL PBHG Mid Cap Growth                       81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL PBHG/NWQ Value Select                     80         143       211        347        30         93         161        347
----------------------------------------------------------------------------------------------------------------------------------
WRL PIMCO Total Return                        83         151       223        372        33         101        173        372
----------------------------------------------------------------------------------------------------------------------------------
WRL Salomon All Cap                           81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL T. Rowe Price Dividend Growth             81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL T. Rowe Price Small Cap                   81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Third Avenue Value                        80         143       210        345        30         93         160        345
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica Convertible Securities       84         154       228        381        34         104        178        381
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica Equity                       79         141       206        338        29         91         156        338
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica Growth Opportunities         83         151       223        372        33         101        173        372
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica Money Market                 75         127       183        291        25         77         133        291
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica U.S. Government Securities   78         138       201        328        28         88         151        328
----------------------------------------------------------------------------------------------------------------------------------
WRL Transamerica Value Balanced ****          79         141       207        339        29         91         157        339
----------------------------------------------------------------------------------------------------------------------------------
WRL Value Line Aggressive Growth              81         145       214        353        31         95         164        353
----------------------------------------------------------------------------------------------------------------------------------
WRL Van Kampen Emerging Growth                80         143       210        345        30         93         160        345
----------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                   79         140       206        337        29         90         156        337
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                    80         143       211        347        30         93         161        347
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            80         144       211        348        30         94         161        348
----------------------------------------------------------------------------------------------------------------------------------

* You cannot annuitize before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize early on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.

** As of April 26, 2002, the WRL C.A.S.E. Growth subaccount merged into the WRL Great Companies--America SM subaccount.

*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

**** As of April 26, 2002, the WRL AEGON Balanced subaccount merged into the WRL Transamerica Value Balanced subaccount.

The fee table and examples above will help you understand the direct and indirect costs of investing in the Contract, including the subaccounts. The fee table and examples reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios and the subaccount fees and charges, but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The examples assume that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.06%, based on an average Contract size of $48,361. The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a current rider charge of 0.35% of MAV and assuming a current MAV annual growth rate of 6%. The Additional Earnings Rider charge has been calculated as 0.35% of annuity value.

Different fees and expenses not reflected in the examples may be assessed after you annuitize under a variable annuity payment option, if you annuitize under the Guaranteed Minimum Income Benefit Rider.

PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

FINANCIAL INFORMATION. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.

1.       THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Variable Annuity Contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 14). Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $100 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a "variable" annuity because the value of your Contract during the accumulation period can go up or down based on the performance of your investment choices. However, if you annuitize under the Guaranteed Minimum Income Benefit Rider, then we will guarantee that your annuity payments will equal a minimum amount.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

2.       ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts or if you annuitize under the Guaranteed Minimum Income Benefit Rider.

ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option B (see page 14) as a Life Income with 120 guaranteed payments. You cannot change the annuity payment option after the maturity date.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

If you have added the Guaranteed Minimum Income Benefit Rider to your Contract and choose to annuitize under the rider, then you must select one of the annuity payment options contained in the rider.

SUPPLEMENTAL CONTRACT. Once you annuitize, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

The Contract provides three fixed annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually, or annually.

We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

-        the amount of the annuity proceeds on the maturity date;

- the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 4%); and

-        the specific payment option you choose.

PAYMENT OPTION A -- FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15, 20, 25 or 30 years or any other fixed period acceptable to Western Reserve.

PAYMENT OPTION B -- LIFE INCOME:  FIXED PAYMENTS.

- NO PERIOD CERTAIN: We will make level payments only during the annuitant's lifetime;

- FIXED PERIOD CERTAIN: We will make level payments for the longer of the annuitant's lifetime or a fixed period of 5 or 10 years; or

- GUARANTEED RETURN OF ANNUITY PROCEEDS: We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

PAYMENT OPTION C -- JOINT AND SURVIVOR LIFE INCOME: FIXED PAYMENTS. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will:

- continue upon the death of the first payee for the remaining lifetime of the survivor; or

- be reduced by 1/3 upon the death of the first payee and continue for the remaining lifetime of the survivor.

NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

- you choose Life Income with No Period Certain or a Joint and Survivor Life Income; and

- the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

- we will make only one annuity payment and there will be no death benefit payable.

If:

- you choose Fixed Installments, Life Income with Fixed Period Certain, or Guaranteed Return of Annuity Proceeds; and

- the person receiving payments dies prior to the end of the guaranteed period;

Then:

- the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

PARTIAL ANNUITIZATION

After the first Contract anniversary and before the maturity date, you may partially annuitize your Contract without surrendering it completely. We treat partial annuitizations as partial withdrawals for purposes of calculating certain benefits under the Contract and elective riders. See "Partial Annuitization" on page 15 for more details.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.

GUARANTEED MINIMUM INCOME BENEFIT RIDER

The Guaranteed Minimum Income Benefit Rider assures you of a minimum level of income in the future by guaranteeing a "minimum annuitization value." By selecting this rider, you are guaranteed a future minimum level of income under the rider's fixed or variable payment options based on the minimum annuitization value, regardless of the performance of the underlying investment portfolios. (If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate purchase payments or transfer annuity value. Any such restriction will not affect the allocations you made before we put the restriction in place.)

You may purchase the rider when we issue your Contract or anytime before the annuitant's 85th birthday.


You can annuitize under the rider (subject to the conditions described below) using the greater of the annuity value or the minimum annuitization value. If you annuitize under the rider before the 10th rider anniversary, the following restrictions will apply:

- you may not annuitize under the Term Certain fixed annuity payment option;

- we will adjust the age(s) we use to determine the applicable annuity factors by adjusting them down by one year for each complete year that the rider is short of being in force for 10 years at the time you annuitize. This will reduce the amount of your annuity payments.

See Annuity Payment Options Under the Rider below, Annuity Factor Age Adjustment on page 16 and the SAI for more information.

MINIMUM ANNUITIZATION VALUE. If you purchase the rider at issue, the minimum annuitization value is the annuity value on that date. If you purchase the rider at a future date, the minimum annuitization value would be:

-        the annuity value on the date the rider is issued, plus

-        any additional premiums paid after the rider is issued, minus

- an adjustment for any partial withdrawals (including partial annuitizations) made after the date the rider is issued,

-        accumulated at the annual growth rate, minus

-        any premium taxes.


The annual growth rate is currently 6% per year. For Contracts issued in a few states, this rate will be less than 6%. We may, at our discretion, change the rate in the future for new riders, including upgrades, but the rate will never be less than 3% per year. Once the rider is added to your Contract, the annual growth rate, the rider charge, the rider charge waiver threshold, the guaranteed minimum payment fee and the waiting period before you can annuitize under the rider, without the annuity factor age adjustment, will not change unless you upgrade the rider. Partial withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value is used solely to calculate the annuity payments and charges under the rider and adjustments to partial withdrawals. This value does not establish or guarantee an annuity value or guarantee performance of any subaccount. If you choose to annuitize under the rider, we will use the greater of your annuity value or your minimum annuitization value (less any outstanding loan amount and any loan interest you owe) to determine the amount of your fixed or variable annuity payments under the rider. The minimum annuitization value may not be used to annuitize with any of the annuity payment options under the Contract.

ANNUITY PAYMENT OPTIONS UNDER THE RIDER. The only payment options available under the rider are the following fixed and variable annuity options:

FIXED ANNUITY PAYMENT OPTIONS:

- TERM CERTAIN - Level payments will be made for 15 years based on a guaranteed interest rate of 3%. This interest rate will not increase even if current interest rates are higher when you annuitize. This annuity payment option is not available if you annuitize under the rider before the 10th anniversary of rider purchase or later upgrade.

VARIABLE ANNUITY PAYMENT OPTIONS:

- LIFE INCOME - An election may be made for "No Period Certain," "10 Years Certain," or "Installment Refund." Installment Refund is an annuity payment option that guarantees the return of the minimum annuitization value. The period certain for an installment refund is the shortest period, in months, that guarantees the return of the minimum annuitization value. Payments will be made as long as the annuitant is living. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

- JOINT AND FULL SURVIVOR - An election may be made for "No Period Certain," "10 Years Certain," or "Installment Refund." Payments will be made as long as either the annuitant or joint annuitant is living. After the maturity date, we reserve the right to limit transfers to once per year. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Before you annuitize under the rider's variable annuity payment options, you may transfer values from one subaccount to another. In the future, we may restrict the subaccounts to which you may transfer annuity value. After the maturity date, no transfers may be made to or from the fixed account, and we reserve the right to limit transfers among the subaccounts to once per year.

NOTE CAREFULLY: The death benefit payable after you annuitize under the rider will be affected by the annuity option you choose.

If:

- you choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

- the annuitant dies, for example, before the due date of the second annuity payment;

Then:

- we will make only one annuity payment and there will be no death benefit payable.

ANNUITY FACTOR AGE ADJUSTMENT. If you annuitize under one of the rider's variable options before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 9 years from the annuitant's age (age 85 if the annuitant's age is at least 85). This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

NUMBER OF COMPLETE YEARS                    AGE ADJUSTMENT: NUMBER OF YEARS
  SINCE THE RIDER DATE                           SUBTRACTED FROM YOUR AGE
         1                                                 9
         2                                                 8
         3                                                 7
         4                                                 6
         5                                                 5
         6                                                 4
         7                                                 3
         8                                                 2
         9                                                 1
     10 or more                                            0

MINIMUM ANNUITIZATION VALUE UPGRADE. You can elect, in writing, to upgrade the minimum annuitization value to the current annuity value at any time after the first rider anniversary and before the annuitant's 85th birthday (earlier if required by your state). For your convenience, we will put the last date to upgrade on page one of the rider.

If you elect to upgrade, the current rider will terminate, we will assess the rider charge, and a new rider will be issued. The new rider will have a new rider date, a new waiting period before you can annuitize under the rider, a new annual growth rate, a new rider charge waiver threshold and new guaranteed benefits and charges. The rider anniversary will be measured from the new rider's issue date, so that annuitizing prior to the new rider's 10th anniversary will result in an annuity factor age adjustment, and the term certain fixed annuity payment option may not be selected. The benefits and charges under the new rider may not be as advantageous as the previous rider's benefits and charges prior to upgrading.

It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable rider anniversary.

CONDITIONS TO ANNUITIZE UNDER THE RIDER. You can only annuitize under the rider within 30 days after a rider anniversary. In the case of an upgrade of the minimum annuitization value, you cannot annuitize before the new rider's first rider anniversary. You cannot annuitize under the rider after the 30-day period following the rider anniversary after the annuitant's 89th birthday (earlier if required by your state). For your convenience, we will put the last date to annuitize under the rider on page one of the rider.

NOTE CAREFULLY:

-        You may only annuitize under the rider at the times indicated above.
         IF YOU ANNUITIZE AT ANY OTHER TIME, YOU LOSE THE BENEFIT OF THE RIDER.

- If you annuitize under the rider before the 10th rider anniversary, there will be an annuity factor age adjustment. See Annuity Factor Age Adjustment above.


PAYMENTS UNDER THE RIDER. If you elect a variable annuity payment option under the rider, we guarantee that future annuity payments under the rider will never be less than the initial annuity payment. See the SAI for information concerning the calculation of the initial payment. We will also "stabilize" the payments (hold them constant) during each rider year.

During the first rider year after you annuitize under the rider, each payment will equal the initial payment. On each rider anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that rider year. The payments starting on each rider anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the rider anniversary. We will calculate each subsequent payment using a 5% assumed investment return. The portfolio in which you are invested must grow at a rate greater than the 5% assumed investment return, plus the guaranteed minimum payment fee of 1.10% and the mortality and expense risk charge of 1.25% annually, in order to increase the dollar amount of variable annuity payments. Annuity payments may decline in value if investment returns do not grow at this rate, but your payment will never be less than the initial payment. See the SAI for additional information concerning how payments are determined under the rider.

RIDER CHARGE BEFORE ANNUITIZATION. Prior to annuitization, a rider charge, currently 0.35% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.35%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.35%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%). We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account. This charge is deducted even if the annuity value exceeds the minimum annuitization value.

We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000, your minimum annuitization value is $45,000 and the rider charge waiver threshold is 2.0, we will waive the rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 X 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.5.

RIDER CHARGE AFTER ANNUITIZATION. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the mortality and expense risk charge of 1.25% annually, are reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future, if you choose to upgrade the minimum annuitization value or for future issues of the rider, but it will never be greater than 2.10%.

TERMINATION. You have the option to terminate the rider at any time after the first rider anniversary by sending us written notification to our administrative office. You have the option not to annuitize under the rider but we will not refund any charges you have paid and you will not be able to use the minimum annuitization value. The rider will terminate upon the earliest of the following:

-        annuitization that is not under the rider;

-        the date you elect to upgrade (although a new rider will be issued);

- the date we receive your complete written request to terminate the rider;

-        the date your Contract terminates or is surrendered;

- 30 days following the rider anniversary after the annuitant's 89th birthday (earlier if required by your state);

- the date of death of annuitant when the death benefit proceeds are payable to the beneficiary.

However, if the change in annuitant is due to the death of an annuitant who is not an owner, then you may name a new annuitant and the then-current rider will remain in effect.

The rider does not establish or guarantee annuity value or guarantee performance of any subaccount. Because the rider guarantees a minimum level of income, the level of income that it guarantees may be less than the level that might be provided by application of the annuity value at the Contract's applicable annuity factors. Therefore, the rider should be regarded as a safety net. The costs of annuitizing under the rider's variable annuity payment options include the guaranteed minimum payment fee, the mortality and expense risk charge and also the lower levels inherent in the annuity tables used for the minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

The rider may vary by state and is not available in all states. We recommend that you consult your tax advisor before you purchase this rider.

3.       PURCHASE

CONTRACT ISSUE REQUIREMENTS

We will issue a Contract if:

-        we receive the information we need to issue the Contract;

-        we receive a minimum initial purchase payment (except for 403(b)
         Contracts); and

-        you and the annuitant are age 85 or younger.

PURCHASE PAYMENTS

You should make checks or drafts for purchase payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PURCHASE PAYMENTS

The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $100.

We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is the Contract date. If we receive your complete Contract application and initial purchase payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial purchase payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial purchase payment at the accumulated unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial purchase payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

If you wish to make payments by bank wire, you should instruct your bank to wire federal funds as follows:

                           All First Bank of Baltimore
                           ABA #: 052000113
                           For credit to: Western Reserve Life
                           Account #: 89539600
                           Owner's Name:
                           Contract Number:
                           Attention: Annuity Accounting

We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM PURCHASE PAYMENTS

We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

ALLOCATION OF PURCHASE PAYMENTS

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate your purchase payments. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page 24. The allocation change will apply to purchase payments received after the date we receive the change request.

YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

ANNUITY VALUE

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

ACCUMULATION UNITS

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any withdrawal charge, any Guaranteed Minimum Income Benefit Rider charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio and the daily deduction of the mortality and expense risk charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.       INVESTMENT CHOICES

THE SEPARATE ACCOUNT

The separate account currently consists of 43 subaccounts.

THE FUNDS. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

---------------------------------- ----------------------------------------------------- -----------------------------------------
PORTFOLIO                                          INVESTMENT OBJECTIVE                          ADVISER OR SUB-ADVISER
---------------------------------------------------------------------------------------  ----------------------------------------
AEGON Bond                         Seeks the highest possible current income within      Banc One Investment Advisors Corp.
                                   the confines of the primary goal of ensuring the
                                   protection of capital.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Aggressive Asset Allocation *      Seeks  capital appreciation and current income.       AEGON/Transamerica Fund Advisers, Inc.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Alger Aggressive Growth            Seeks long-term capital appreciation.                 Fred Alger Management, Inc.
---------------------------------- ----------------------------------------------------- -----------------------------------------
American Century International     Seeks capital growth.                                 American Century Investment Management,
                                                                                         Inc.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Capital Guardian U.S. Equity       Seeks to provide long-term growth of capital.         Capital Guardian Trust Company
---------------------------------- ----------------------------------------------------- -----------------------------------------
Capital Guardian Value             Seeks to provide long-term growth of capital and      Capital Guardian Trust Company
                                   income through investments in a portfolio comprised
                                   primarily of equity securities of U.S. issuers and
                                   securities whose principal markets are in the U.S.
                                   (including American Depositary Receipts) and other
                                   U.S. registered foreign securities.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Clarion Real Estate Securities     Seeks long-term total return from investments         Clarion CRA Securities, LP
                                   primarily in equity securities of real
                                   estate companies.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Conservative Asset Allocation *    To seek current income and preservation of capital.   AEGON/Transamerica Fund Advisers, Inc.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Dreyfus Mid Cap                    Seeks total investment returns                        The Dreyfus Corporation
                                   (including capital appreciation and income),
                                   which consistently outperform the S&P
                                   400 Mid Cap Index.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Federated Growth & Income          Seeks total return by investing in                    Federated Investment Counseling
                                   securities that have defensive characteristics.
---------------------------------- ----------------------------------------------------- -----------------------------------------
Gabelli Global Growth              Seeks to provide investors with appreciation of       Gabelli Asset Management Company
                                   capital
---------------------------------- ----------------------------------------------------- -----------------------------------------
GE U.S. Equity                     Seeks long-term growth of capital.                    GE Asset Management Incorporated
---------------------------------- ----------------------------------------------------- -----------------------------------------

----------------------------------- ----------------------------------------------------- -----------------------------------------
PORTFOLIO                                           INVESTMENT OBJECTIVE                          ADVISER OR SUB-ADVISER
----------------------------------------------------------------------------------------  ----------------------------------------

Goldman Sachs Growth                Seeks long-term growth of capital.                    Goldman Sachs Asset Management
----------------------------------- ----------------------------------------------------- -----------------------------------------
Great Companies - America SM **     Seeks long-term growth of capital.                    Great Companies, L.L.C.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Great Companies - Global2           Seeks long-term growth of capital in a manner         Great Companies, L.L.C.
                                    consistent with preservation of capital.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Great Companies - TechnologySM      Seeks long-term growth of capital.                    Great Companies, L.L.C.
----------------------------------- ----------------------------------------------------- -----------------------------------------
J.P. Morgan Enhanced Index          Seeks to earn a total return modestly in excess of    J. P. Morgan Investment Management Inc.
                                    the total return performance of the S&P 500 Index
                                    (including the reinvestment of dividends) while
                                    maintaining a volatility of return similar to the
                                    S&P 500 Index.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Janus Balanced                      Seeks long-term capital growth, consistent with       Janus Capital Management LLC
                                    preservation of capital and balanced by current
                                    income.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Janus Global ***                    Seeks long-term growth of
                                    capital in a manner Janus Capital
                                    Management LLC consistent with the
                                    preservation of capital.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Janus Growth                        Seeks growth of capital.                              Janus Capital Management LLC
----------------------------------- ----------------------------------------------------- -----------------------------------------
LKCM Capital Growth                 Seeks long-term growth of capital through a           Luther King Capital Management Corporation
                                    disciplined investment approach focusing on companies
                                    with superior growth prospects.
----------------------------------- ----------------------------------------------------- -----------------------------------------
LKCM Strategic Total Return         Seeks to provide current income, long-term growth of  Luther King Capital Management
                                    income and capital appreciation.                      Corporation
----------------------------------- ----------------------------------------------------- -----------------------------------------
Moderate Asset Allocation *         Seeks capital appreciation.                           AEGON/Transamerica Fund Advisers, Inc.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Moderately Aggressive Asset         Seeks capital appreciation.                           AEGON/Transamerica Fund Advisers, Inc
Allocation *
----------------------------------- ----------------------------------------------------- -----------------------------------------
Munder Net50                        Seeks long-term capital appreciation.                 Munder Capital Management
----------------------------------- ----------------------------------------------------- -----------------------------------------
PBHG Mid Cap Growth                 Seeks capital appreciation.                           Pilgrim Baxter & Associates, Ltd.
----------------------------------- ----------------------------------------------------- -----------------------------------------
PBHG/NWQ Value Select               Seeks to achieve maximum, consistent total            Pilgrim Baxter & Associates, Ltd.
                                    return with minimum risk to principal.                NWQ Investment Management Company, Inc.
----------------------------------- ----------------------------------------------------- -----------------------------------------
PIMCO Total Return                  Seeks maximum total return consistent with            Pacific Investment Management Company
                                    preservation of capital and prudent investment        LLC
                                    management.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Salomon All Cap                     Seeks capital appreciation.                           Salomon Brothers Asset Management, Inc
----------------------------------- ----------------------------------------------------- -----------------------------------------
T. Rowe Price Dividend Growth       Seeks to provide an increasing level of dividend      T. Rowe Price Associates, Inc.
                                    income, long-term capital appreciation, and
                                    reasonable current income through investments
                                    primarily in dividend paying stocks.
----------------------------------- ----------------------------------------------------- -----------------------------------------
T. Rowe Price Small Cap             Seeks long-term growth of capital by investing        T. Rowe Price Associates, Inc.
                                    primarily in common stocks of small growth
                                    companies.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Third Avenue Value                  Seeks long-term capital appreciation.                 EQSF Advisers, Inc.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica Convertible            Seeks maximum total return through a combination of
Securities                          Transamerica Investment Management, LLC
                                    current income and capital appreciation.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica Equity                 Seeks to maximize long-term growth.                   Transamerica Investment Management, LLC
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica Money Market           Seeks to obtain maximum current income consistent     Transamerica Investment Management, LLC
                                    with preservation of principal and maintenance of
                                    liquidity.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica Growth Opportunities   Seeks to maximize long-term growth.                   Transamerica Investment Management, LLC
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica U.S. Government        Seeks to provide as high a level of total return as   Transamerica Investment Management, LLC
Securities                          is consistent with prudent investment strategies by
                                    investing under normal conditions at least 80% of
                                    its assets in U.S. government debt obligations and
                                    mortgage-backed securities issued or guaranteed by
                                    the U.S. government, its agencies or
                                    government-sponsored entities.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Transamerica Value Balanced ****    Seeks preservation
                                    of capital and competitive Transamerica
                                    Investment Management, LLC investment
                                    returns.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Value Line Aggressive Growth        Seeks to realize capital growth.                      Value Line, Inc.
----------------------------------- ----------------------------------------------------- -----------------------------------------
Van Kampen Emerging Growth          Seeks capital appreciation by investing primarily in  Van Kampen Asset Management Inc.
                                    common stocks of small and medium-sized companies.
----------------------------------- ----------------------------------------------------- -----------------------------------------
VIP Equity-Income Portfolio         Seeks reasonable income.                              Fidelity Management & Research Company
----------------------------------- ----------------------------------------------------- -----------------------------------------
VIP Contrafund(R)Portfolio           Seeks long-term capital appreciation.                 Fidelity Management & Research Company
----------------------------------- ----------------------------------------------------- -----------------------------------------
VIP Growth Opportunities Portfolio  Seeks to provide capital growth.                      Fidelity Management & Research Company
----------------------------------- ----------------------------------------------------- -----------------------------------------

* Each asset allocation portfolio invests in a combination of underlying Series Fund portfolios.

** As of April 26, 2002, the C.A.S.E. Growth portfolio merged into the Great Companies--America SM portfolio.

*** This portfolio is available for investment only to contract owners who purchased the Contract before September 1, 2000.

**** As of April 26, 2002, the AEGON Balanced portfolio merged into the Transamerica Value Balanced portfolio.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those portfolios offered by this prospectus.

THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). FOR EXAMPLE, DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. MORE DETAILED INFORMATION MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

Please contact our administrative office at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time) or visit our website
(www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may allocate purchase payments or transfer annuity value under your Contract. Any such restriction will not affect the allocations you made before we put the restriction in place. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

THE FIXED ACCOUNT

Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year during the Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

TRANSFERS

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. Currently, there is no limit on the amount you may transfer out of the fixed account.

If you select the Guaranteed Minimum Income Benefit Rider, we may restrict the subaccounts to which you may transfer annuity value under your Contract. We may also limit transfers to once per Contract year.

Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 24.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

COSTS AND MARKET TIMING. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.


THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.

The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $10,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

ASSET REBALANCING PROGRAM

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial withdrawal program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $10,000 is required. Any annuity value in the fixed account may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE OR FAX TRANSACTIONS

You may make transfers, change the allocation of additional purchase payments and request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephonic partial withdrawals are not allowed in the following situations:

-        for qualified Contracts (except IRAs);

- if you live, or if your Contract was issued, in a community property state;

-        if the amount you want to withdraw is greater than $50,000; or

-        if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes, or request partial withdrawals by calling our toll-free number, 1-800-851-9777, Ext. 6538 (Monday
- Friday 8:00 a.m. - 8:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Please use the following fax numbers for the following types of transactions:

-        To request a transfer, please fax your request to us at 727-299-1648.
         WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and

- To request a partial withdrawal, please fax your request to us at 727-299-1620. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF PARTIAL WITHDRAWALS IF YOU FAX YOUR PARTIAL WITHDRAWAL REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with our computer services that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

THIRD PARTY INVESTMENT SERVICES

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.       EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

MORTALITY AND EXPENSE RISK CHARGE

We charge a fee as a compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period and the income phase. If you annuitize under a variable annuity payment option of the Guaranteed Minimum Income Benefit Rider, we charge a guaranteed minimum payment fee, currently 1.10%, not to exceed 2.10%, in addition to the mortality and expense risk charge of 1.25%.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES

DURING ACCUMULATION PERIOD. Prior to annuitization, a rider charge, currently 0.35% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of minimum annuitization value). If you choose to upgrade, the annual rider charge is currently 0.35%, but we reserve the right to increase the annual rider charge after upgrade to 0.50%. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account.

We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000 and your minimum annuitization value is $45,000, we will waive the rider charge on that rider anniversary because $100,000 is greater than $90,000 ($45,000 X 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, but it will never be greater than 2.5.

DURING INCOME PHASE. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the mortality and expense risk charge in effect at the time of annuitization, is reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.

ADDITIONAL EARNINGS RIDER CHARGE

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

ANNUAL CONTRACT CHARGE

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract

TRANSFER CHARGE

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. Currently, there is no charge for transfers from the fixed account. We deduct the charge to compensate us for the cost of processing the transfer.

LOAN PROCESSING FEE

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

PREMIUM TAXES

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

-        you elect to begin receiving annuity payments;
-        you surrender the Contract;
-        you request a partial withdrawal; or
-        a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:

         -------------------------------------------------------------------------------------------------------------
                         STATE                           QUALIFIED CONTRACTS                NONQUALIFIED CONTRACTS
         -------------------------------------------------------------------------------------------------------------
         South Dakota                                           0.50%                                1.25%
         -------------------------------------------------------------------------------------------------------------
         Wyoming                                                0.00%                                1.00%
         -------------------------------------------------------------------------------------------------------------

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

         ---------------------------------------------------------------------------------------------------------------
                         STATE                           QUALIFIED CONTRACTS                NONQUALIFIED CONTRACTS
         ---------------------------------------------------------------------------------------------------------------
         California                                             0.50%                                2.35%
         ---------------------------------------------------------------------------------------------------------------
         Maine                                                  0.00%                                2.00%
         ---------------------------------------------------------------------------------------------------------------
         Nevada                                                 0.00%                                3.50%
         ---------------------------------------------------------------------------------------------------------------
         West Virginia                                          1.00%                                1.00%
         ---------------------------------------------------------------------------------------------------------------

FEDERAL, STATE AND LOCAL TAXES

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

WITHDRAWAL CHARGE

During the accumulation period, except under certain qualified Contracts, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial withdrawal or complete surrender.

If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of 5% of purchase payments withdrawn within five years after we receive a purchase payment. We calculate the withdrawal charge on the full amount we must withdraw from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.

For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely; the 10% waiver will not apply to complete surrenders. We do not assess withdrawal charges when you annuitize or for systematic partial withdrawals. We waive the withdrawal charge under certain circumstances (see below).

The following schedule shows the withdrawal charges that apply during the five years following each purchase payment:

         ==================================================
            NUMBER OF YEARS FROM
          RECEIPT OF EACH PURCHASE         WITHDRAWAL
                  PAYMENT                    CHARGE
         ==================================================
                   0 - 5                       5%
         ==================================================
                   Over 5                      0%
         ==================================================

For example, assume your Contract's annuity value is $100,000 at the end of the second year since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,052.63 on the remaining $20,000 (5% of $21,052.63, which is $20,000 plus the $1,052.63 withdrawal charge).

On a complete surrender, we deduct withdrawal charges on the amount of purchase payments paid that are subject to the withdrawal charge. For example, assume your purchase payments totaled $100,000, you have taken no partial withdrawals that Contract year, your annuity value is $106,000 in the second Contract year and you request a complete surrender. You would pay a withdrawal charge of $5,000 on the $100,000 purchase payment, (5% of $100,000). Likewise, if there was a market loss and you requested a complete surrender (annuity value is $80,000), you would pay a withdrawal charge of $5,000 (5% of $100,000).

Keep in mind that withdrawals may be taxable, and if made before age 59-1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

SYSTEMATIC PARTIAL WITHDRAWALS. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawal may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any withdrawal would reduce your annuity value below $10,000.

You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (Additional limitations apply. See Systematic Partial Withdrawals on page 32).

NURSING CARE FACILITY WAIVER. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:

- you have been confined to a nursing care facility for 30 consecutive days or longer;
-        your confinement began after the Contract date; and
- you provide us with written evidence of your confinement within two months after your confinement ends.

We will waive the withdrawal charge under this waiver only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

PORTFOLIO MANAGEMENT FEES

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 9 of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

REDUCED OR WAIVED CHARGES AND EXPENSES TO GROUPS

We may reduce or waive the withdrawal charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6.       TAXES

NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial withdrawal or complete surrender, as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs - either as a partial withdrawal, complete surrender or as annuity payments.

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED CONTRACTS

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

- INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

- TAX-SHELTERED ANNUITY (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
- CORPORATE PENSION, PROFIT-SHARING AND H.R. 10 PLANS: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
- DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS

In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments, reduced by amounts withdrawn which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.

In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless an owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

-        paid on or after the taxpayer reaches age 59-1/2;
-        paid after an owner dies;
- paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
- paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
- paid under an immediate annuity; or o which come from purchase payments made prior to August 14, 1982.

MULTIPLE CONTRACTS

All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59-1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

-        reaches age 59-1/2;
-        leaves his/her job;
-        dies;
-        becomes disabled (as that term is defined in the Code); or
- in the case of hardship. However, in the case of hardship, an owner can only partially withdraw the purchase payments and not any earnings.

Defaulted loans from Code Section 401(a) or 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as withdrawals from such Contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

- if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
- if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules) , only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

It is unclear whether your annuity payments under the Guaranteed Minimum Income Benefit Rider will be treated as fixed payments or as variable payments, for federal tax purposes. You should consult a competent tax advisor with respect to this issue.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. . For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59-1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7.       ACCESS TO YOUR MONEY

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS

During the accumulation period, you can have access to the money in your Contract in several ways:

- by making a withdrawal (either a partial withdrawal or complete surrender); or

-        by taking annuity payments.

 If you want to surrender your Contract completely, you will receive your cash value, which equals the annuity value of your Contract minus:

-        any withdrawal charges;

-        any premium taxes;

-        any loans;

-        the annual Contract charge:

- the pro rata Guaranteed Minimum Income Benefit Rider and Additional Earnings Rider charges, if applicable.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

No partial withdrawal is permitted if the withdrawal would reduce the cash value below $10,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the annuity value.

Remember that any partial withdrawal you take will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit (and the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider) by more than the dollar amount of the withdrawal. See
Section 9, Death Benefit, for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

- all requests for partial withdrawals or complete surrenders over $500,000;

- where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or

- any request for partial withdrawal or complete surrender within 30 days of an address change.

All signature guarantees must be made by:

-        a national or state bank;

-        a member firm of a national stock exchange; or

- any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time).

PARTIAL ANNUITIZATION

After your first Contract anniversary and before the maturity date, you may partially annuitize your Contract without surrendering it completely. You may request that a portion of your Contract's annuity value be applied to purchase a periodic annuity under a supplemental contract with us. Any subsequent partial annuitizations must be at least five years after the immediately preceding one. We will not process a request for partial annuitization if it will:

-        reduce the cash value below $10,000;

-        exceed 50% of the cash value; or

-        purchase a monthly income of less than $100.

You must specify in your written request the subaccounts from which the amounts are to be partially withdrawn. You cannot use any cash value from the fixed account for partial annuitization. We will deduct premium taxes, if any, from the amount partially withdrawn.

You may have to pay federal income tax and a penalty tax on any money you withdraw.

DELAY OF PAYMENT AND TRANSFERS

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, loans or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

- the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

- an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

-        the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a purchase payment and/or block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

SYSTEMATIC PARTIAL WITHDRAWALS

During the accumulation period, you can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. You can partially withdraw up to 10% of your annuity value annually in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your annuity value must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $10,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

YOU CAN TAKE SYSTEMATIC PARTIAL WITHDRAWALS DURING THE ACCUMULATION PERIOD ONLY. ON THE MATURITY DATE, YOU MUST ANNUITIZE THE CONTRACT AND SYSTEMATIC PARTIAL WITHDRAWAL PAYMENTS MUST STOP.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

CONTRACT LOANS FOR CERTAIN QUALIFIED CONTRACTS

You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

- is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar year); or

- is purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator).

The maximum amount you may borrow against the Contract is the lesser of:

-        50% of the annuity value; or

- $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

-        while the Contract is in force; and

-        during the accumulation period.

NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:

-        the amount of any death benefit proceeds; or

-        the amount we pay upon a partial withdrawal or complete surrender;

-        the amount we apply on the maturity date to provide annuity payments:
         or

- the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider and elect to annuitize under the rider.

You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

-        in level quarterly or monthly payments over a 5-year period; or

- over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70-1/2.

If:

-        a repayment is not received within 31 days from the original due date;

Then:

- a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 401(a) or 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans made per Contract year.

Contract loans may not be available in all states.

8.       PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the annual Contract charge and the withdrawal charge. Charges for the optional Guaranteed Minimum Income Benefit Rider and Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.       DEATH BENEFIT

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of the deceased owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page 37 for details.

Only one death benefit will be payable under this Contract. Unless an Alternate Payment Election is selected by the beneficiary or the Contract is continued under the terms below, when we receive due proof of death, the Contract will terminate.

An additional death benefit may be payable if the Additional Earnings Rider was in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider on page 37 for details.

PAYMENTS ON DEATH

BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

---------------------------------------------------------------------------------------
PERSON WHO DIES BEFORE MATURITY DATE                         BENEFIT
---------------------------------------------------------------------------------------
If an owner dies:                         Then, we pay the death benefit proceeds to
                                          the beneficiaries, if alive.
                                          (1)(2(3)(4)(5)(6) If the joint owner or sole
                                          beneficiary is the surviving spouse, then he
                                          or she may continue the Contract as the new
                                          owner/annuitant.(4)

------------------------------------------------------------------ --------------------
If the surviving spouse who               Then, we pay the death benefit proceeds to
continued the Contract dies:              the beneficiaries, if alive, (1)(2)(3)(5)(6)
                                          otherwise to the estate of the surviving
                                          spouse.
------------------------------------------------------------------ --------------------
If an owner and an annuitant              Then, the contingent annuitant will become
ARE NOT the same person, and              the new annuitant and the Contract
an annuitant dies first:                  continues. If no contingent annuitant is
                                          named or alive, then we will pay death
                                          benefit proceeds to the beneficiary(ies) in
                                          a lump sum, and the Contract terminates.
------------------------------------------------------------------ --------------------

(1) If the beneficiary is alive, but is not the deceased owner's spouse at the time of the deceased owner's death, then the beneficiary must receive the death benefit proceeds in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(2) If neither the surviving spouse nor any beneficiary is alive on the date of death, then the death benefit proceeds are paid to the owner's estate and the death benefit proceeds must be distributed within 5 years of the owner's death.

(3) The Code requires that payment of the death benefit proceeds on the death of the owner be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternative Payment Elections Before the Maturity Date below.

(4) If the sole beneficiary or joint owner is the deceased owner's surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Beginning on July 1, 2002,we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase "the annuitant's 80th birthday" will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner.

(5) If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant, or over a period that does not exceed such beneficiary's life expectancy (the "distribution period"), then the Contract will continue with some modifications until the end of the elected distribution period. Beginning July 1, 2002, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. We will pay a death benefit if such beneficiary dies during the distribution period. The Contract will terminate at the end of the distribution period.

(6) If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

Different rules apply if an owner or a beneficiary is not a natural person. See the SAI, your Contract or your agent for more information.

AFTER THE MATURITY DATE. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 14 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

AMOUNT OF DEATH BENEFIT BEFORE THE MATURITY DATE

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named), before the maturity date and before the fifth Contract anniversary, and if the death benefit proceeds are payable, the death benefit proceeds will be the greater of:

-        the annuity value of your Contract on the date of death; or

- the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.

On the death of any owner who is not the annuitant before the maturity date and on or after the fifth Contract anniversary, and if the death benefit proceeds are payable, the death benefit proceeds will be the greater of:

-        the annuity value of your Contract on the date of death;

- the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract; or

- the annuity value as of the fifth Contract anniversary, less partial withdrawals and partial annuitization amounts withdrawn from the Contract after the fifth Contract year.

On the death of the annuitant including the owner who is the annuitant (if no contingent annuitant is named), before the maturity date and on or after the fifth Contract anniversary, and if the death benefit proceeds are payable, the death benefit proceeds will be the greatest of:

-        the death benefits described above; or

- the highest annuity value as of any Contract anniversary occurring between (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:

         -        the annuitant's date of death; or

         - the Contract anniversary nearest the annuitant's 80th birthday.

         The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals (including any partial annuitizations) taken since the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

         - (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

         -        (b) is the amount of the partial withdrawal.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

The death benefit proceeds are not payable after the maturity date.

ADDITIONAL BENEFITS WITH SPOUSAL CONTINUATION

If an owner dies before the maturity date , and if the sole beneficiary or joint owner is the surviving spouse of the deceased owner, then the surviving spouse may elect to keep the Contract in force as sole owner and annuitant. Beginning July 1, 2002, if such surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day, and we also will revise the way we calculate the death benefit so that it is based on the age of such surviving spouse.

ADDITIONAL DEATH BENEFIT ON BENEFICIARY'S DEATH

Beginning July 1, 2002, if an owner dies before the maturity date, and if the deceased owner's spouse who is named as either the joint owner or the sole beneficiary does not elect to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary's life expectancy (the "distribution period"). We will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. We will pay a death benefit if the beneficiary dies during the distribution period. The Contract will terminate at the end of the distribution period.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.       within 5 years of the date of an owner's death;

2. over the beneficiary's lifetime, with payments beginning within one year of the deceased owner's death; or

3. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments beginning within one year of an owner's death.

To determine payments, we may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.

Different rules may apply if the Contract is an IRA.

Multiple beneficiaries may choose individually among any of these options.

Beginning July 1, 2002, if the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will "reset" the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase "the annuitant's 80th birthday" will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the annuitant who is not the owner dies and no contingent annuitant is named or alive. In such cases, the death benefit proceeds are payable in a lump sum to the beneficiary(ies) and the Contract terminates.

ADDITIONAL EARNINGS RIDER

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. When you buy this rider, you should name each owner as an annuitant.

We will pay the Additional Earnings Rider Amount under this rider only if:

-        the rider is in force at the time of death

-        death benefit proceeds are payable under the Contract; and

- there are rider earnings when the death benefit proceeds are calculated.


You may elect the rider when we issue the Contract, or on any Monthiversary during the accumulation period before you reach age 75. The date you add the rider to the Contract is the rider date.

ADDITIONAL EARNINGS RIDER AMOUNT. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

- the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

- the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.


The maximum we will pay under the rider is $1 million.


Rider earnings equal:

-        the death benefit proceeds payable under the Contract; minus

-        the rider base, which is:


- the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus

-        the purchase payments made after the rider date; less

- the amount of each partial withdrawal made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial withdrawal.

EXAMPLE: On May 1, 2002, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 purchase payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of the owner's death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000 - $40,000 = $35,000).

Then we perform several additional calculations. The benefit we pay under the rider is the LESSER of a), b), or c):


         a) The rider earnings ($35,000) multiplied by the additional earnings factor (40%) = $14,000;

         b) The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%) = $40,000; or

         c)       The maximum benefit under the rider = $1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the rider) is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000 + $14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

      ------------------------------------------------------------
              OWNER/ANNUITANT'S AGE      PERCENT
                ON THE RIDER DATE
      ------------------------------------------------------------
                       0-65                40%
      ------------------------------------------------------------
                       66-67               35%
      ------------------------------------------------------------
                       68-69               30%
      ------------------------------------------------------------
                       70-75               25%
      ------------------------------------------------------------

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

CONTINUATION. If an owner who is the annuitant dies during the accumulation period and the deceased owner's spouse continues or elects to continue the Contract and the annuity value is adjusted to equal the death benefit proceeds, the deceased owner's spouse will have the following options:

- terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future withdrawal charges on this amount, if any, will be waived; or

- continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

ALTERNATE ELECTION. If the owner who is the annuitant dies during the accumulation period and the one or more beneficiaries elects to receive the complete distribution of the death benefit proceeds under alternate payment options (1) or (3), then that beneficiary will have the following options:

- terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to a proportionate share of the Additional Earnings Rider Amount. All future withdrawal charges on this amount, if any, will be waived; or

- continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date on Page 37.

RIDER FEE. There is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings under the Contract.

TERMINATION.  The rider will remain in effect until:

- we receive your written cancellation notice at our administrative office;

-        you annuitize or surrender the Contract; or

- the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re- select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.      OTHER INFORMATION

OWNERSHIP

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event.

ANNUITANT

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if Option C has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

A beneficiary is the person who receives the death benefit. You may change beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner's estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

ASSIGNMENT

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 43 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old contract, and there will be a new withdrawal charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

VOTING RIGHTS

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS

AFSG, an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first-year sales commissions in an amount up to 5% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the fifth Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

NON-PARTICIPATING CONTRACT

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

IMSA


We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at: 202-624-2121.


LEGAL PROCEEDINGS

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

Inquiries and requests for a SAI should be directed to:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P. O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777, Ext. 6538
(Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time)

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

The accumulation unit values ("AUV") and the number of accumulation units ("AU") outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for two variable annuity contracts issued by Western Reserve within subaccount classes that deduct a 1.25% separate account annual expense.


---------------------------------------------------------------------------------------------------
                           WRL TRANSAMERICA MONEY MARKET SUBACCOUNT(1)
---------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF AU
                                              AUV AT               AUV AT           OUTSTANDING AT
                                        BEGINNING OF PERIOD    END OF PERIOD         END OF PERIOD
---------------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                    $10.000             $10.579                279,180
-------------------------------------------------------------------------------------------------
12/31/1990                                    $10.579             $11.235              1,774,514
-------------------------------------------------------------------------------------------------
12/31/1991                                    $11.235             $11.681              2,482,842
-------------------------------------------------------------------------------------------------
12/31/1992                                    $11.681             $11.888              3,459,934
-------------------------------------------------------------------------------------------------
12/31/1993                                    $11.888             $12.026              2,739,178
-------------------------------------------------------------------------------------------------
12/31/1994                                    $12.026             $12.294              4,499,778
-------------------------------------------------------------------------------------------------
12/31/1995                                    $12.294             $12.799              3,249,712
-------------------------------------------------------------------------------------------------
12/31/1996                                    $12.799             $13.287              3,848,980
-------------------------------------------------------------------------------------------------
12/31/1997                                    $13.287             $13.818              2,860,806
-------------------------------------------------------------------------------------------------
12/31/1998                                    $13.818             $14.369              3,395,945
-------------------------------------------------------------------------------------------------
12/31/1999                                    $14.369             $14.879              6,518,077
-------------------------------------------------------------------------------------------------
12/31/2000                                    $14.879             $15.594              3,862,923
-------------------------------------------------------------------------------------------------
12/31/2001                                    $15.594             $16.013              4,888,699
-------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                   WRL AEGON BOND SUBACCOUNT(1)
----------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF AU
                                        AUV AT BEGINNING OF     AUV AT END OF         OUTSTANDING AT
                                               PERIOD              PERIOD              END OF PERIOD
----------------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                    $10.000              $11.272                  339,412
----------------------------------------------------------------------------------------------------
12/31/1990                                    $11.272              $11.831                  598,466
----------------------------------------------------------------------------------------------------
12/31/1991                                    $11.831              $13.894                1,389,932
----------------------------------------------------------------------------------------------------
12/31/1992                                    $13.894              $14.650                3,565,475
----------------------------------------------------------------------------------------------------
12/31/1993                                    $14.650              $16.404                4,052,875
----------------------------------------------------------------------------------------------------
12/31/1994                                    $16.404              $15.076                3,130,365
----------------------------------------------------------------------------------------------------
12/31/1995                                    $15.076              $18.312                2,954,875
----------------------------------------------------------------------------------------------------
12/31/1996                                    $18.312              $18.110                2,513,342
----------------------------------------------------------------------------------------------------
12/31/1997                                    $18.110              $19.522                2,360,470
----------------------------------------------------------------------------------------------------
12/31/1998                                    $19.522              $21.076                2,414,683
----------------------------------------------------------------------------------------------------
12/31/1999                                    $21.076              $20.203                1,843,337
----------------------------------------------------------------------------------------------------
12/31/2000                                    $20.203              $22.124                1,556,606
----------------------------------------------------------------------------------------------------
12/31/2001                                    $22.124              $23.614                2,019,539
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                WRL JANUS GROWTH SUBACCOUNT(1)
-----------------------------------------------------------------------------------------------
                                                                                  NUMBER OF AU
                                    AUV AT BEGINNING         AUV AT              OUTSTANDING AT
                                         OF PERIOD         END OF PERIOD          END OF PERIOD
-----------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                $10.000              $13.399               2,127,009
-----------------------------------------------------------------------------------------------
12/31/1990                                $13.399              $13.210               5,538,622
-----------------------------------------------------------------------------------------------
12/31/1991                                $13.210              $20.848              13,667,137
-----------------------------------------------------------------------------------------------
12/31/1992                                $20.848              $21.072              26,351,578
-----------------------------------------------------------------------------------------------
12/31/1993                                $21.072              $21.639              26,573,194
-----------------------------------------------------------------------------------------------
12/31/1994                                $21.639              $19.595              20,917,559
-----------------------------------------------------------------------------------------------
12/31/1995                                $19.595              $28.471              18,708,618
-----------------------------------------------------------------------------------------------
12/31/1996                                $28.471              $33.168              17,369,775
-----------------------------------------------------------------------------------------------
12/31/1997                                $33.168              $38.503              14,841,891
-----------------------------------------------------------------------------------------------
12/31/1998                                $38.503              $62.542              13,063,412
-----------------------------------------------------------------------------------------------
12/31/1999                                $62.542              $98.623              11,831,098
-----------------------------------------------------------------------------------------------
12/31/2000                                $98.623              $69.208              10,630,619
-----------------------------------------------------------------------------------------------
12/31/2001                                $69.208              $49.070               8,638,686
-----------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------
                                WRL JANUS GLOBAL SUBACCOUNT(3)
-----------------------------------------------------------------------------------------------
                                                                                  NUMBER OF AU
                                    AUV AT BEGINNING         AUV AT              OUTSTANDING AT
                                         OF PERIOD         END OF PERIOD          END OF PERIOD
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
12/03/1992(4) - 12/31/1992                $10.000              $10.152                  25,000
-----------------------------------------------------------------------------------------------
12/31/1993                                $10.152              $13.537               5,121,285
-----------------------------------------------------------------------------------------------
12/31/1994                                $13.537              $13.403              10,796,779
-----------------------------------------------------------------------------------------------
12/31/1995                                $13.403              $16.289               8,682,451
-----------------------------------------------------------------------------------------------
12/31/1996                                $16.289              $20.548              10,764,227
-----------------------------------------------------------------------------------------------
12/31/1997                                $20.548              $24.098              10,843,759
-----------------------------------------------------------------------------------------------
12/31/1998                                $24.098              $30.943               9,639,964
-----------------------------------------------------------------------------------------------
12/31/1999                                $30.943              $52.288               8,766,540
-----------------------------------------------------------------------------------------------
12/31/2000                                $52.288              $42.578               8,269,031
-----------------------------------------------------------------------------------------------
12/31/2001                                $42.578              $32.442               6,380,103
-----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                         WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
----------------------------------------------------------------------------------------------
                                                                                  NUMBER OF AU
                                    AUV AT BEGINNING         AUV AT              OUTSTANDING AT
                                         OF PERIOD         END OF PERIOD          END OF PERIOD
-----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
03/01/1993(4) - 12/31/1993               $10.000              $11.254               4,340,344
----------------------------------------------------------------------------------------------
12/31/1994                               $11.254              $11.055               8,015,123
----------------------------------------------------------------------------------------------
12/31/1995                               $11.055              $13.610               8,550,697
----------------------------------------------------------------------------------------------
12/31/1996                               $13.610              $15.457               8,849,836
----------------------------------------------------------------------------------------------
12/31/1997                               $15.457              $18.601               8,830,827
----------------------------------------------------------------------------------------------
12/31/1998                               $18.601              $20.140               7,983,192
----------------------------------------------------------------------------------------------
12/31/1999                               $20.140              $22.291               7,040,002
----------------------------------------------------------------------------------------------
12/31/2000                               $22.291              $21.186               6,571,912
----------------------------------------------------------------------------------------------
12/31/2001                               $21.186              $20.466               5,179,445
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                          WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                               NUMBER OF AU
                                    AUV AT BEGINNING           AUV AT         OUTSTANDING AT
                                       OF PERIOD            END OF PERIOD      END OF PERIOD
-----------------------------------------------------------------------------------------------
03/01/1993(4) - 12/31/1993              $10.000                $12.367           4,719,227
-----------------------------------------------------------------------------------------------
12/31/1994                              $12.367                $11.315           7,378,138
-----------------------------------------------------------------------------------------------
12/31/1995                              $11.315                $16.403           7,059,547
-----------------------------------------------------------------------------------------------
12/31/1996                              $16.403                $19.258           7,440,062
-----------------------------------------------------------------------------------------------
12/31/1997                              $19.258                $23.099           7,179,790
-----------------------------------------------------------------------------------------------
12/31/1998                              $23.099                $31.329           6,442,520
-----------------------------------------------------------------------------------------------
12/31/1999                              $31.329                $63.478           6,153,697
-----------------------------------------------------------------------------------------------
12/31/2000                              $63.478                $55.219           5,867,693
-----------------------------------------------------------------------------------------------
12/31/2001                              $55.219                $36.411           4,479,229
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                            WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------
                                                                               NUMBER OF AU
                                     AUV AT BEGINNING          AUV AT         OUTSTANDING AT
                                        OF PERIOD            END OF PERIOD      END OF PERIOD
------------------------------------------------------------------------------------------------
03/01/1994(3) - 12/31/1994               $10.000               $ 9.792           1,869,106
------------------------------------------------------------------------------------------------
12/31/1995                                $9.792               $13.347           4,919,998
------------------------------------------------------------------------------------------------
12/31/1996                               $13.347               $14.558           4,385,416
------------------------------------------------------------------------------------------------
12/31/1997                               $14.558               $17.864           4,172,912
------------------------------------------------------------------------------------------------
12/31/1998                               $17.864               $26.232           4,069,236
------------------------------------------------------------------------------------------------
12/31/1999                               $26.232               $43.787           3,898,221
------------------------------------------------------------------------------------------------
12/31/2000                               $43.787               $29.695           3,836,678
------------------------------------------------------------------------------------------------
12/31/2001                               $29.695               $24.501           2,841,405
------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                              WRL AEGON BALANCED SUBACCOUNT(5)
                          [MERGED WITH TRANSAMERICA VALUE BALANCED]
-----------------------------------------------------------------------------------------------
                                                                               NUMBER OF AU
                                    AUV AT BEGINNING           AUV AT         OUTSTANDING AT
                                       OF PERIOD             END OF PERIOD      END OF PERIOD
-----------------------------------------------------------------------------------------------
03/01/1994(4) - 12/31/1994              $10.000                $ 9.348           983,274
-----------------------------------------------------------------------------------------------
12/31/1995                               $9.348                $11.060         1,005,549
-----------------------------------------------------------------------------------------------
12/31/1996                              $11.060                $12.094         1,124,365
-----------------------------------------------------------------------------------------------
12/31/1997                              $12.094                $13.986         1,238,709
-----------------------------------------------------------------------------------------------
12/31/1998                              $13.986                $14.770         1,335,853
-----------------------------------------------------------------------------------------------
12/31/1999                              $14.770                $15.027         1,452,658
-----------------------------------------------------------------------------------------------
12/31/2000                              $15.027                $15.706         1,173,856
-----------------------------------------------------------------------------------------------
12/31/2001                              $15.706                $15.056         1,020,809
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                           WRL FEDERATED GROWTH & INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                               NUMBER OF AU
                                    AUV AT BEGINNING           AUV AT         OUTSTANDING AT
                                       OF PERIOD            END OF PERIOD      END OF PERIOD
-----------------------------------------------------------------------------------------------
03/01/1994(4) - 12/31/1994              $10.000                $ 9.463            561,868
-----------------------------------------------------------------------------------------------
12/31/1995                               $9.463                $11.705            995,803
-----------------------------------------------------------------------------------------------
12/31/1996                              $11.705                $12.905            960,652
-----------------------------------------------------------------------------------------------
12/31/1997                              $12.905                $15.887            884,769
-----------------------------------------------------------------------------------------------
12/31/1998                              $15.887                $16.168          1,020,628
-----------------------------------------------------------------------------------------------
12/31/1999                              $16.168                $15.256            741,824
-----------------------------------------------------------------------------------------------
12/31/2000                              $15.256                $19.461            980,718
-----------------------------------------------------------------------------------------------
12/31/2001                              $19.461                $22.237          1,806,293
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                          WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                               NUMBER OF AU
                                    AUV AT BEGINNING           AUV AT         OUTSTANDING AT
                                       OF PERIOD            END OF PERIOD      END OF PERIOD
-----------------------------------------------------------------------------------------------
01/03/1995(4) - 12/31/1995              $10.000                $11.861           2,943,255
-----------------------------------------------------------------------------------------------
12/31/1996                              $11.861                $13.403           4,640,509
-----------------------------------------------------------------------------------------------
12/31/1997                              $13.403                $15.432           5,049,374
-----------------------------------------------------------------------------------------------
12/31/1998                              $15.432                $16.509           5,174,480
-----------------------------------------------------------------------------------------------
12/31/1999                              $16.509                $15.385           3,845,498
-----------------------------------------------------------------------------------------------
12/31/2000                              $15.385                $17.808           2,769,795
-----------------------------------------------------------------------------------------------
12/31/2001                              $17.808                $18.019           2,509,372
-----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                              WRL C.A.S.E. GROWTH SUBACCOUNT(6)
                           [MERGED WITH GREAT COMPANIES - AMERICA]
----------------------------------------------------------------------------------------------
                                                                              NUMBER OF AU
                                   AUV AT BEGINNING OF        AUV AT         OUTSTANDING AT
                                         PERIOD            END OF PERIOD      END OF PERIOD
----------------------------------------------------------------------------------------------
05/01/1995(4) - 12/31/1995               $10.000              $11.964             165,502
----------------------------------------------------------------------------------------------
12/31/1996                               $11.964              $13.883             634,664
----------------------------------------------------------------------------------------------
12/31/1997                               $13.883              $15.771           1,120,896
----------------------------------------------------------------------------------------------
12/31/1998                               $15.771              $15.960             887,289
----------------------------------------------------------------------------------------------
12/31/1999                               $15.960              $21.096             683,768
----------------------------------------------------------------------------------------------
12/31/2000                               $21.096              $16.518             623,572
----------------------------------------------------------------------------------------------
12/31/2001                               $16.518              $11.470             463,261
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                            WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
----------------------------------------------------------------------------------------------
                                                                          NUMBER OF AU
                                   AUV AT BEGINNING       AUV AT         OUTSTANDING AT
                                      OF PERIOD        END OF PERIOD      END OF PERIOD
----------------------------------------------------------------------------------------------
05/01/1996(4) - 12/31/1996             $10.000            $11.225           1,485,890
----------------------------------------------------------------------------------------------
12/31/1997                             $11.225            $13.861           3,562,149
----------------------------------------------------------------------------------------------
12/31/1998                             $13.861            $13.035           2,964,277
----------------------------------------------------------------------------------------------
12/31/1999                             $13.035            $13.896           2,370,920
----------------------------------------------------------------------------------------------
12/31/2000                             $13.896            $15.809           2,117,122
----------------------------------------------------------------------------------------------
12/31/2001                             $15.809            $15.330           1,919,591
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                       WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                                  AUV AT BEGINNING          AUV AT         OUTSTANDING AT
                                     OF PERIOD           END OF PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------
01/02/1997(4) - 12/31/1997             $10.000              $10.617           600,633
--------------------------------------------------------------------------------------------
12/31/1998                             $10.617              $11.832           573,292
--------------------------------------------------------------------------------------------
12/31/1999                             $11.832              $14.601           402,792
--------------------------------------------------------------------------------------------
12/31/2000                             $14.601              $12.258           482,175
--------------------------------------------------------------------------------------------
12/31/2001                             $12.258              $ 9.268           417,800
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                            WRL GE U.S. EQUITY SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
01/02/1997(4) - 12/31/1997           $10.000              $12.544                  986,655
-------------------------------------------------------------------------------------------
12/31/1998                           $12.544              $15.222                1,538,482
-------------------------------------------------------------------------------------------
12/31/1999                           $15.222              $17.801                1,823,459
-------------------------------------------------------------------------------------------
12/31/2000                           $17.801              $17.441                2,325,421
-------------------------------------------------------------------------------------------
12/31/2001                           $17.441              $15.695                2,054,670
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                       WRL THIRD AVENUE VALUE SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
01/02/1998(4) - 12/31/1998           $10.000               $9.201                  643,581
-------------------------------------------------------------------------------------------
12/31/1999                            $9.201              $10.515                  504,953
-------------------------------------------------------------------------------------------
12/31/2000                           $10.515              $14.067                1,212,914
-------------------------------------------------------------------------------------------
12/31/2001                           $14.067              $14.749                1,999,811
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                       WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/01/1998(4) - 12/31/1998            $10.000              $8.435                    67,648
--------------------------------------------------------------------------------------------
12/31/1999                             $8.435              $8.016                    50,784
--------------------------------------------------------------------------------------------
12/31/2000                             $8.016             $10.262                   160,678
--------------------------------------------------------------------------------------------
12/31/2001                            $10.262             $11.254                   405,046
--------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                           WRL GOLDMAN SACHS GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $11.652                  113,020
-------------------------------------------------------------------------------------------
12/31/2000                           $11.652              $10.584                  212,932
-------------------------------------------------------------------------------------------
12/31/2001                           $10.584               $8.979                  613,382
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                          WRL MUNDER NET50 SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $11.642                   36,799
-------------------------------------------------------------------------------------------
12/31/2000                           $11.642              $11.467                   60,748
-------------------------------------------------------------------------------------------
12/31/2001                           $11.467               $8.446                  124,079
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                       WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $9.183                   197,282
-------------------------------------------------------------------------------------------
12/31/2000                            $9.183              $9.963                   379,187
-------------------------------------------------------------------------------------------
12/31/2001                            $9.963              $9.429                   762,476
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                     WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $13.733                  284,595
-------------------------------------------------------------------------------------------
12/31/2000                           $13.733              $12.416                  513,786
-------------------------------------------------------------------------------------------
12/31/2001                           $12.416              $11.071                  692,897
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                           WRL SALOMON ALL CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $11.460                  119,851
-------------------------------------------------------------------------------------------
12/31/2000                           $11.460              $13.389                  857,047
-------------------------------------------------------------------------------------------
12/31/2001                           $13.389              $13.499                2,519,433
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                          WRL PBHG MID CAP GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $17.651                  377,306
-------------------------------------------------------------------------------------------
12/31/2000                           $17.651              $14.923                1,522,377
-------------------------------------------------------------------------------------------
12/31/2001                           $14.923               $9.443                  950,749
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                           WRL DREYFUS MID CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $10.630                   75,244
-------------------------------------------------------------------------------------------
12/31/2000                           $10.630              $11.855                  155,158
-------------------------------------------------------------------------------------------
12/31/2001                           $11.855              $11.246                  306,017
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                          WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
05/01/2000(4) - 12/31/2000           $10.000              $8.954                    81,443
-------------------------------------------------------------------------------------------
12/31/2001                            $8.954              $7.922                   135,795
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                       WRL GREAT COMPANIES -- AMERICA SM SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                            NUMBER OF AU
                               AUV AT BEGINNING OF        AUV AT           OUTSTANDING AT
                                     PERIOD            END OF PERIOD        END OF PERIOD
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
05/01/2000(4) - 12/31/2000           $10.000              $11.285                  766,253
-------------------------------------------------------------------------------------------
12/31/2001                           $11.285               $9,785                1,946,962
-------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                       WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                                 AUV AT BEGINNING OF     AUV AT END OF     OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 05/01/2000(4) - 12/31/2000           $10.000              $6.683                   372,378
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $ 6.683              $4.162                   767,079
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                          WRL GREAT COMPANIES - GLOBAL(2) SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                                 AUV AT BEGINNING OF     AUV AT END OF     OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 09/01/2000(4) - 12/31/2000           $10.000              $8.505                   127,934
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $ 8,505              $6.985                   249,505
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                            WRL GABELLI GLOBAL GROWTH SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                                 AUV AT BEGINNING OF    AUV AT END OF      OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 09/01/2000(4) - 12/31/2000           $10.000              $9.062                   154,895
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $ 9.062              $8.045                   810,631
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                             WRL LKCM CAPITAL GROWTH SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                                AUV AT BEGINNING OF     AUV AT END OF      OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 12/01/2000(4) - 12/31/2000           $10.000              $11.179                   14,154
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $11.179              $ 6.734                  163,475
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                            VIP GROWTH OPPORTUNITIES SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                                AUV AT BEGINNING OF     AUV AT END OF      OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 05/01/2000(4) - 12/31/2000           $10.000              $8.544                    86,943
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $ 8.544              $7.202                   167,449
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                                                 VIP CONTRAFUND(R) SUBACCOUNT
                 -------------------------------------------------------------------------------------------
                                                                                            NUMBER OF AU
                                               AUV AT BEGINNING OF     AUV AT END OF       OUTSTANDING AT
                                                      PERIOD               PERIOD          END OF PERIOD
                 -------------------------------------------------------------------------------------------
                 05/01/2000(4) - 12/31/2000           $10.000              $9.362                   108,418
                 -------------------------------------------------------------------------------------------
                 12/31/2001                           $ 9.362              $8.093                   294,783
                 -------------------------------------------------------------------------------------------

                 --------------------------------------------------------------------------------------------
                                                VIP EQUITY-INCOME SUBACCOUNT
                 --------------------------------------------------------------------------------------------
                                                                                               NUMBER OF AU
                                                AUV AT BEGINNING OF     AUV AT END OF         OUTSTANDING AT
                                                      PERIOD               PERIOD             END OF PERIOD
                 --------------------------------------------------------------------------------------------
                 05/01/2000(4) - 12/31/2000           $10.000              $10.965                    84,115
                 --------------------------------------------------------------------------------------------
                 12/31/2001                           $10.965              $10.263                   675,908
                 --------------------------------------------------------------------------------------------

(1) The commencement of operations of these subaccounts was February 24, 1989.
(2) Initial date these subaccounts were offered for investment under the Contract.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4)      Commencement of operations of these subaccounts.
(5) As of April 26, 2002, WRL AEGON Balanced subaccount merged into WRL Transamerica Value Balanced subaccount. Performance figures only reflect performance for the WRL Transamerica Value Balanced subaccount.
(6) As of April 26, 2002, WRL C.A.S.E. Growth subaccount merged with WRL Great Companies--America SM subaccount. Performance figures only reflect performance for the WRL Great Companies--America SM subaccount.

Because the Aggressive Asset Allocation, Conservative Asset Allocation, Janus Balanced, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, PIMCO Total Return, and Transamerica Convertible Securities portfolios did not commence operations until May 1, 2002; and because the Capital Guardian U.S. Equity, Capital Guardian Value, J.P. Morgan Enhanced Index, Transamerica Equity, Transamerica Growth Opportunities, and Transamerica U.S. Government Securities portfolios were not added to the Series Fund until April 26, 2002, there is no condensed financial information for these subaccounts for the year ended December 31, 2001.

                                   APPENDIX B
                           HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT. The yield of the WRL Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2001, the yield of the WRL Transamerica Money Market subaccount was 0.66% and the effective yield was 0.66%.

OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standard average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $48,361, the annual Contract charge translates into a charge of 0.06%.) THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.35% OF MINIMUM ANNUITIZATION VALUE ("MAV") AND THE OPTIONAL ADDITIONAL EARNINGS RIDER CHARGE OF 0.35% OF ANNUITY VALUE HAVE NOT BEEN DEDUCTED. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Table 1. Standardized total returns also assume a complete surrender of the Contract at the end of the period; therefore, the withdrawal charge is deducted.

                                     TABLE 1
          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
       (ASSUMES SURRENDER WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER
                         AND ADDITIONAL EARNINGS RIDER)
                 (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.25%)


                                                          1 YEAR     5 YEARS      10 YEARS   INCEPTION OF THE     SUBACCOUNT
  SUBACCOUNT                                              ENDED       ENDED        ENDED      SUBACCOUNT TO        INCEPTION
                                                        12/31/2001  12/31/2001   12/31/2001    12/31/2001(2)        DATE(2)
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Money Market(1)                         (2.37)%       2.86%       3.14%         3.67%          02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                            1.67%        4.56%       5.38%         6.85%          02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                        (34.14)%       7.34%       8.87%        13.10%          02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global(3)                                     (28.85)%       8.79%        N/A         13.77%          12/03/1992
  ----------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                          (8.46)%       4.90%        N/A          8.37%          03/01/1993
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Van Kampen Emerging Growth                          (39.10)%      12.91%        N/A         15.67%          03/01/1993
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                             (22.54)%      10.23%        N/A         12.04%          03/01/1994
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                             9.19%       10.77%        N/A         10.66%          03/01/1994
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Value Balanced (4)                      (3.88)%       5.23%        N/A          8.72%          01/03/1995
  ----------------------------------------------------------------------------------------------------------------------------
  WRL PBHG/NWQ Value Select                                (8.09)%       5.57%        N/A          7.76%          05/01/1996
  ----------------------------------------------------------------------------------------------------------------------------
  WRL American Century International                      (29.44)%        N/A         N/A         (2.66)%         01/02/1997
  ----------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                      (15.07)%        N/A         N/A          8.67%          01/02/1997
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                                   (0.21)%        N/A         N/A          9.20%          01/02/1998
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Clarion Real Estate Securities                        4.61%         N/A         N/A          1.94%          05/01/1998
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                                (20.22)%        N/A         N/A         (6.07)%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Munder Net50                                        (31.39)%        N/A         N/A         (8.33)%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                       (10.42)%        N/A         N/A         (4.23)%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                             (15.89)%        N/A         N/A          2.04%          05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                      (4.24)%        N/A         N/A         10.28%          05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL PBHG Mid Cap Growth                                 (41.76)%        N/A         N/A         (4.17)%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                     (10.19)%        N/A         N/A          2.67%          05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth                        (16.58)%        N/A         N/A        (16.44)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - AmericaSM(5)                      (18.34)%        N/A         N/A         (4.42)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - TechnologySM                      (42.77)%        N/A         N/A        (45.33)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Global2                           (22.92)%        N/A         N/A        (27.86)%         09/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Gabelli Global Growth                               (16.29)%        N/A         N/A        (19.16)%         09/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Capital Growth                                 (44.79)%        N/A         N/A        (35.49)%         12/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Conservative Asset Allocation                          N/A          N/A         N/A           N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Moderate Asset Allocation                              N/A          N/A         N/A           N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Moderately Aggressive Asset Allocation                 N/A          N/A         N/A           N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Aggressive Asset Allocation                            N/A          N/A         N/A           N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL PIMCO Total Return                                     N/A          N/A         N/A           N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Convertible Securities                    N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Janus Balanced                                         N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Equity                                    N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Growth Opportunities                      N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica U.S. Government Securities                N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Enhanced Index                             N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Capital Guardian Value                                 N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  WRL Capital Guardian U.S. Equity                           N/A          N/A          N/A          N/A           05/01/2002
  ----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                      (20.75)%        N/A          N/A       (21.41)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R)Portfolio                              (18.61)%        N/A          N/A       (15.29)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio                             (11.46)%        N/A          N/A        (1.50)%         05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------

(1) Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4) As of April 26, 2002, WRL AEGON Balanced subaccount merged into WRL Transamerica Value Balanced subaccount. Performance figures only reflect performance for the WRL Transamerica Value Balanced subaccount.
(5) As of April 26, 2002, WRL C.A.S.E. Growth subaccount merged with WRL Great Companies--America SM subaccount. Performance figures only reflect performance for the WRL Great Companies--America SM subaccount.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 2 below. Total returns shown in Table 2 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $48,361 the annual Contract charge translates into a charge of 0.06%.) THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGE OF 0.35% OF MAV AND THE OPTIONAL ADDITIONAL EARNINGS RIDER CHARGE OF 0.35% OF ANNUITY VALUE HAVE NOT BEEN DEDUCTED. Non-standardized total returns assume that the Contract is not surrendered; therefore, the withdrawal charge is not imposed.

                                     TABLE 2
        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
      (ASSUMES NO SURRENDER WITHOUT GUARANTEED MINIMUM INCOME BENEFIT RIDER
                         AND ADDITIONAL EARNINGS RIDER)
                 (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.25%)

                                                          1 YEAR     5 YEARS      10 YEARS   INCEPTION OF THE   SUBACCOUNT
  SUBACCOUNT                                              ENDED       ENDED        ENDED       SUBACCOUNT TO    INCEPTION
                                                        12/31/2001  12/31/2001   12/31/2001    12/31/2001(2)     DATE(2)
  ----------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Money Market(1)                         2.63%         3.74%       3.14%        3.67%          02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                           6.67%         5.39%       5.38%        6.85%          02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                       (29.14)%        8.08%       8.87%       13.10%          02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global(3)                                    (23.85)%        9.50%        N/A        13.77%          12/03/1992
  ---------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                         (3.46)%        5.71%        N/A         8.37%          03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Van Kampen Emerging Growth                         (34.10)%       13.52%        N/A        15.67%          03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                            (17.54)%       10.90%        N/A        12.04%          03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                           14.19%        11.43%        N/A        10.66%          03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Value Balanced(4)                       1.12%         6.03%        N/A         8.72%          01/03/1995
  ---------------------------------------------------------------------------------------------------------------------------
  WRL PBHG/NWQ Value Select                               (3.09)%        6.37%        N/A         7.76%          05/01/1996
  ---------------------------------------------------------------------------------------------------------------------------
  WRL American Century International                     (24.44)%         N/A         N/A        (1.57)%         01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                     (10.07)%         N/A         N/A         9.38%          01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                                   4.79%          N/A         N/A        10.15%          01/02/1998
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Clarion Real Estate Securities                       9.61%          N/A         N/A         3.21%          05/01/1998
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                               (15.22)%         N/A         N/A        (4.02)%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Munder Net50                                       (26.39)%         N/A         N/A        (6.20)%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                       (5.42)%         N/A         N/A        (2.24)%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                            (10.89)%         N/A         N/A         3.83%          05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                      0.76%          N/A         N/A        11.86%          05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL PBHG Mid Cap Growth                                (36.76)%         N/A         N/A        (2.19)%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                     (5.19)%         N/A         N/A         4.44%          05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth                       (11.58)%         N/A         N/A       (13.10)%         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - America(SM)(5)                   (13.34)%         N/A         N/A        (1.36)%         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Technology(SM)                   (37.77)%         N/A         N/A       (40.96)%         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Global(2)                        (17.92)%         N/A         N/A       (23.71)%         09/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Gabelli Global Growth                              (11.29)%         N/A         N/A       (15.16)%         09/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Capital Growth                                (39.79)%         N/A         N/A       (30.71)%         12/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Conservative Asset Allocation                         N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Moderate Asset Allocation                             N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Moderately Aggressive Asset Allocation                N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Aggressive Asset Allocation                           N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL PIMCO Total Return                                    N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Convertible Securities                   N/A           N/A         N/A          N/A           05/01/2002
  --------------------------------------------------------------------------------------------------------------------------
  WRL Janus Balanced                                        N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Equity                                   N/A           N/A         N/A          N/A           05/02/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica Growth Opportunities                     N/A           N/A         N/A          N/A           05/02/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Transamerica U.S. Government Securities               N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Enhanced Index                            N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Capital Guardian Value                                N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  WRL Capital Guardian U.S. Equity                          N/A           N/A         N/A          N/A           05/01/2002
  ---------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                     (15.75)%         N/A         N/A       (17.93)%         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R)Portfolio                             (13.61)%         N/A         N/A       (11.99)%         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio                             (6.46)%         N/A         N/A         1.51 %         05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------

(1) Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4) As of April 26, 2002, WRL AEGON Balanced subaccount merged into WRL Transamerica Value Balanced subaccount. Performance figures only reflect performance for the WRL Transamerica Value Balanced subaccount.
(5) As of April 26, 2002, WRL C.A.S.E. Growth subaccount merged with WRL Great Companies--America SM subaccount. Performance figures only reflect performance for the WRL Great Companies--America SM subaccount.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Guaranteed Minimum Income Benefit Rider--0.35% of the minimum annuitization value--and that for the optional Additional Earnings Rider--0.35% of annuity value--will not be deducted. This data is not intended to indicate future performance.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                          WRL FREEDOM VARIABLE ANNUITY

                                 Issued through

                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway

                          St. Petersburg, Florida 33716

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the WRL Freedom Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 8:00 p.m. Eastern Time), or by writing to the administrative office, Western Reserve Life, Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.

                               DATED: MAY 1, 2002

                                TABLE OF CONTENTS

                                                                                                                        PAGE

DEFINITIONS OF SPECIAL TRMS ..............................................................................................1

THE CONTRACT - GENERAL PROVISIONS ........................................................................................3
  Owner ..................................................................................................................3
  Entire Contract ........................................................................................................3
  Misstatement of Age or Gender ..........................................................................................3
  Addition, Deletion or Substitution of Investments ......................................................................3
  Annuity Payment Options.................................................................................................4
  Death Benefit...........................................................................................................4
  Assignment .............................................................................................................6
  Proof of Age, Gender and Survival ......................................................................................6
  Non-Participating ......................................................................................................6
  Employee and Agent Purchases............................................................................................6

CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................................................................6
  Tax Status of the Contract..............................................................................................7
  Taxation of Western Reserve ............................................................................................9

INVESTMENT EXPERIENCE.....................................................................................................9
  Accumulation Units......................................................................................................9
  Accumulation Unit Value................................................................................................10

HISTORICAL PERFORMANCE DATA .............................................................................................10
  Money Market Yields ...................................................................................................10
  Other Subaccount Yields ...............................................................................................11
  Total Returns .........................................................................................................11
  Other Performance Data ................................................................................................12
  Advertising and Sales Literature ......................................................................................12

PUBLISHED RATINGS. ......................................................................................................12

ADMINISTRATION ..........................................................................................................13

RECORDS AND REPORTS .....................................................................................................13

DISTRIBUTION OF THE CONTRACTS ...........................................................................................13

OTHER PRODUCTS ..........................................................................................................13

CUSTODY OF ASSETS .......................................................................................................14

LEGAL MATTERS ...........................................................................................................14

INDEPENDENT AUDITORS ....................................................................................................14

OTHER INFORMATION .......................................................................................................14

FINANCIAL STATEMENTS ....................................................................................................14

                          DEFINITIONS OF SPECIAL TERMS

------------------------------- --------------------------------------------------------------------------------------------------
accumulation period             The period between the Contract date and the maturity date while the Contract is in force.
------------------------------- --------------------------------------------------------------------------------------------------
accumulation unit value         An accounting unit of measure we use to calculate subaccount values during the accumulation period.
------------------------------- --------------------------------------------------------------------------------------------------
administrative office           Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051
                                (8550 Ulmerton Road, Suite 101, Largo, Florida 33771 for overnight deliveries).  Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716.  Our phone number is
                                1-800-851-9777.
------------------------------- --------------------------------------------------------------------------------------------------
                                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the
age                             number of completed Contract years. When we use the term "age" in this SAI, it has the same meaning as "attained age" in the Contract.
------------------------------- --------------------------------------------------------------------------------------------------
                                The person you named in the application (or later changed), to receive annuity payments.  The
annuitant                       annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.
------------------------------- --------------------------------------------------------------------------------------------------
annuity unit value              An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
------------------------------- --------------------------------------------------------------------------------------------------
annuity value                   The sum of the separate account value and the fixed account value at the end of any valuation period.
------------------------------- --------------------------------------------------------------------------------------------------
beneficiary(ies)                The person(s) you elect to receive the death benefit proceeds under the Contract.
------------------------------- --------------------------------------------------------------------------------------------------
cash value                      The annuity value less any applicable premium taxes, any withdrawal charge and any rider charges.
------------------------------- --------------------------------------------------------------------------------------------------
Code                            The Internal Revenue Code of 1986, as amended.
------------------------------- --------------------------------------------------------------------------------------------------
contingent annuitant            The person named by the owner to become the new annuitant upon the death of the current annuitant during the accumulation period, if the owner is still alive.
------------------------------- --------------------------------------------------------------------------------------------------
Contract anniversary            The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
------------------------------- --------------------------------------------------------------------------------------------------
Contract date                   Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office.
                                We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the
                                Contract date.
------------------------------- --------------------------------------------------------------------------------------------------
death benefit proceeds          The death benefit proceeds are the amount, if any, payable under the death benefit provisions described in your Contract the earlier of: (1) the death of any owner, or (2) the death of the annuitant, if no contingent annuitant is named.
------------------------------- --------------------------------------------------------------------------------------------------
death report day                The valuation date on which we have received both: (a) proof of the earlier of: (1) the death of any owner, or (2) the death of the annuitant, if no contingent annuitant is named, and (b) a beneficiary's election regarding payment.  If the spouse of the deceased owner elects to continue the Contract, there are two death report days (one relating to the death of the first to die and the second relating to the death of the spouse who continues the Contract).  If there is no spousal continuation of the Contract, then there is only one death report day for the
                                Contract.  Beginning July 1, 2002, if there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary's completed election form.
------------------------------- --------------------------------------------------------------------------------------------------
fixed account                   An option to which you can direct your money under the Contract, other than the separate account.
                                It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account.
------------------------------- --------------------------------------------------------------------------------------------------
fixed account value             During the accumulation period, your Contract's value in the fixed account.
------------------------------- --------------------------------------------------------------------------------------------------
funds                           Investment companies which are registered with the U.S. Securities and Exchange Commission.  The
                                Contract allows you to invest in the portfolios of the funds through our subaccounts.  We reserve the right to add other registered investment companies to the Contract in the future.
------------------------------- --------------------------------------------------------------------------------------------------
                                Condition under which the Contract is active and an owner is entitled to exercise all rights
in force                        under the Contract.
------------------------------- --------------------------------------------------------------------------------------------------
maturity date                   The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 90th birthday.
------------------------------- --------------------------------------------------------------------------------------------------
Monthiversary                   The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
------------------------------- --------------------------------------------------------------------------------------------------
NYSE                            New York Stock Exchange.
------------------------------- --------------------------------------------------------------------------------------------------
nonqualified Contracts          Contracts issued other than in connection with retirement plans.
------------------------------- --------------------------------------------------------------------------------------------------

------------------------------- --------------------------------------------------------------------------------------------------
owner                           The person(s) entitled to exercise all rights under the Contract.  The annuitant is an owner
(you, your)                     unless the application states otherwise, or unless a change of ownership is made at a later time. If two owners are named, the Contract is owned jointly and the consent of each owner is required to exercise ownership rights under the Contract.
------------------------------- --------------------------------------------------------------------------------------------------
portfolio                       A separate investment portfolio of a fund.
------------------------------- --------------------------------------------------------------------------------------------------
purchase payments               Amounts paid by an owner or on an owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this SAI, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
------------------------------- --------------------------------------------------------------------------------------------------
qualified Contracts             Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
------------------------------- --------------------------------------------------------------------------------------------------
separate account                WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
------------------------------- ---------------------------------------------------------------------------------------------------
separate account value          During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
------------------------------- ---------------------------------------------------------------------------------------------------
subaccount                      A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
------------------------------- ---------------------------------------------------------------------------------------------------
surrender                       The termination of a Contract at the option of an owner.
------------------------------- ---------------------------------------------------------------------------------------------------
valuation date/                 Each day on which the NYSE is open for trading, except when a subaccount's corresponding
business day                    portfolio does not value its shares.  Western Reserve is open for business on each day that the
                                NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
------------------------------- ---------------------------------------------------------------------------------------------------
valuation period                The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
------------------------------- ---------------------------------------------------------------------------------------------------
Western Reserve                 Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------- ---------------------------------------------------------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT - GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner's spouse in a community or marital property state.

A beneficiary may be named in the Contract application or in a written notice to our administrative office. The beneficiary will receive the death benefit upon the owner's or annuitant's death. If no beneficiary survives the decedent, the owner's estate will receive the death benefit.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

The discussion in this section assumes the Guaranteed Minimum Income Benefit Rider is not included in the Contract.

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option B, with 120 payments guaranteed.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

DEATH BENEFIT

Death of Owner. Federal tax law requires that if any owner dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the joint owner or sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 6 for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner dies before the annuitant and before the maturity date:

o if no beneficiary is named and alive, the owner's estate will become the new owner. The death benefit proceeds must be distributed within five years of the former owner's death;
o if the sole beneficiary or joint owner is alive and is the owner's spouse at the time of the deceased owner's death, the spouse may elect to continue the Contract as the new owner; or
o if the beneficiary is alive and the owner's spouse has not elected to continue the Contract, the death benefit proceeds must be distributed either:
     o    within five years of the former owner's death; or
     o over the lifetime of the beneficiary, if a natural person, with payments beginning within one year of the former owner's death; or
     o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the beneficiary, if a natural person, with payments beginning within one year of the former owner's death.

Death of Annuitant. If the annuitant who is not an owner dies during the accumulation period and no contingent annuitant is named, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution. We will terminate the Contract upon receipt of due proof of death.

If the annuitant was an owner, and the joint owner or sole beneficiary was not the deceased annuitant's spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made (i) for the beneficiary's lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Payments may be made in accordance with the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary or joint owner is the annuitant/deceased owner's surviving spouse, such spouse will continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page6.) Beginning July 1, 2002, we will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

As of May 1, 2002, if a beneficiary elects to receive the death benefit proceeds under option (1) or (2)(ii) in the preceding paragraph, then we will: (a) allow the beneficiary to make partial withdrawals and transfers among the subaccounts and the fixed account during the distribution period; (b) not apply any withdrawal charge to the total distribution of the Contract; (c) not permit annuitization at the end of the distribution period; and (d) if the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.

Beginning July 1, 2002, if a beneficiary or joint owner elects to receive the death benefit proceeds under alternate payment option (1) or 2(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (4) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

If no new beneficiary or contingent beneficiary is named, any death benefit proceeds will be paid to the beneficiary's estate immediately.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant's lifetime by sending written notice to us at our administrative office. A beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

---------------------------------------------------------------------------------------------------------------------------------
        Example 1 - Basic Additional Earnings Rider Example, With No Additional Purchase Payments Or Partial Withdrawals
                                              (Assumed Facts For Example)
--------------- ------------- ---------------------------------------------------------------------------------------------------
At Rider Issue  60            Rider Issue Age
--------------- ------------- ---------------------------------------------------------------------------------------------------
                40%           Additional Earnings Factor (AEF)
--------------- ------------- ---------------------------------------------------------------------------------------------------
                250%          Rider Earnings Limit (REL)
--------------- ------------- ---------------------------------------------------------------------------------------------------
                $1,000,000    Maximum Rider Benefit (MRB)
--------------- ------------- ---------------------------------------------------------------------------------------------------
                $40,000.00    Rider Base at issue (RBI) (equal to the greater of
                              the death benefit proceeds on the Rider Date or
                              the Annuity Value on that date)
--------------- ------------- ---------------------------------------------------------------------------------------------------
At Death        $75,000.00    Death Benefit Proceeds (DBP)
--------------- ------------- ---------------------------------------------------------------------------------------------------
                $35,000.00    Rider Earnings (RE) = DBP - RBI = 75,000 - 40,000
--------------- ------------- ---------------------------------------------------------------------------------------------------
                $14,000.00    Additional Earnings Rider Amount = lesser of
                                  a)  RE * AEF = 35,000 * 40% = 14,000 or
                                  b)  REL * RBI  * AEF = 250% * 40,000 * 40% = 40,000 or
                                  c)  MRB = 1,000,000.

---------------------------------------------------------------------------------------------------------------------------------
                   EXAMPLE 2 - Additional Earnings Rider Example, showing the effect of a partial withdrawal (Assumed
                                                      Facts for Example)
---------------- -------------- -------------------------------------------------------------------------------------------------
At Rider Issue   60             Rider Issue Age

---------------- -------------- -------------------------------------------------------------------------------------------------
---------------- -------------- -------------------------------------------------------------------------------------------------
                 40%            Additional Earnings Factor (AEF)
---------------- -------------- -------------------------------------------------------------------------------------------------
---------------- -------------- -------------------------------------------------------------------------------------------------
                 250%           Rider Earnings Limit (REL)
---------------- -------------- -------------------------------------------------------------------------------------------------
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $1,000,000     Maximum Rider Benefit (MRB)
---------------- -------------- -------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                   EXAMPLE 2 - Additional Earnings Rider Example, showing the effect of a partial withdrawal (Assumed
                                                      Facts for Example)
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $40,000.00     Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)
---------------- -------------- -------------------------------------------------------------------------------------------------
At Partial       $50,000.00     Annuity Value before partial withdrawal (AV)
Withdrawal
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $15,000.00     Partial Withdrawal (PW) (including withdrawal charges)
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $12,000.00     Withdrawal Adjustment to Base (WAB) = PW * RBI / AV = 15,000 * 40,000 / 50,000
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $28,000.00     Rider Base after partial withdrawal (RB) = RBI - WAB = 40,000 - 12,000
---------------- -------------- -------------------------------------------------------------------------------------------------
At Death         $70,000.00     Death Benefit Proceeds (DBP)
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $42,000.00     Rider Earnings (RE) = DBP - RB = 70,000 - 28,000
---------------- -------------- -------------------------------------------------------------------------------------------------
                 $16,800.00     Additional Earnings Rider Amount = lesser of
                                    a)  RE * AEF = 42,000 * 40% = 16,800 or
                                    b)  REL * RB  * AEF = 250% * 28,000 * 40% = 28,000 or
                                    c)  MRB = 1,000,000.
---------------- -------------- -------------------------------------------------------------------------------------------------

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER AND SURVIVAL

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the withdrawal charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002), except in the case of a rollover amount or contribution under section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract date; plus
2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4.   Any units that are redeemed to pay for partial annuitizations; minus
5.   Any units that are redeemed to pay for partial withdrawals; minus
6. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
7. Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.

ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus
2. The accrued daily percentage for the mortality and expense risk charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by
4. The number of outstanding units in the subaccount. The mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

Yield - The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

              EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $48,361, which translates into a charge of 0.06%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of withdrawal in an amount ranging up to 5% of the requested withdrawal amount. The specific withdrawal charge percentage applicable to a particular withdrawal depends on the length of time purchase payments have been held under the Contract and whether withdrawals have been made previously during that Contract year. (See Expenses - Withdrawal Charge on page 26 of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of WRL Transamerica Money Market, the types and quality of portfolio securities held by WRL

Transamerica Money Market and its operating expenses. For the seven days ended December 31, 2001, the yield of the WRL Transamerica Money Market subaccount was 0.66%, and the effective yield was 0.66%, assuming no surrender.

OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                                   a-b     6
                     YIELD = 2[(   --- + 1) -1]
                                   cd

Where:   a = net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
         b = expenses accrued for the period (net of reimbursement).
         c = the average daily number of units outstanding during the period.
         d = the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $48,361, which translates into a charge of0.06%. The calculations do not take into account any premium taxes or any transfer or withdrawal charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered. A withdrawal charge may be assessed at the time of withdrawal in an amount ranging up to 5% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time purchase payments were held under the Contract, and whether withdrawals had been made previously during that Contract year. (See Expenses - Withdrawal Charge on page 26 of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2001, the yield of the WRL AEGON Bond subaccount was 3.97%, assuming no surrender.

TOTAL RETURNS

The total return quotations set forth in the prospectus for all of the subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:
                                         n
                                 P(1 + T)  = ERV

Where:   P   =   a hypothetical initial payment of $1,000
         T   =   average annual total return
         n   =   number of years
         ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider. Such fees include the mortality and expense risk charge of 1.25% and the $30 annual Contract charge, calculated on the basis of an average Contract size of $48,361, which translates into a charge 0.06%. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.

OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the withdrawal charge under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:
                                                                   n
                                                            (1 + T)  - 1

Where:                   T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25% and the $30 annual Contract charge (based on an average Contract size of $48,361, the annual Contract charge translates into a charge of 0.06%). Such data may or may not assume a complete surrender of the Contract at the end of the period. THE CHARGE FOR THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER OF 0.35% OF THE MINIMUM ANNUITIZATION VALUE AND THE ADDITIONAL EARNINGS RIDER OF 0.35% OF ANNUITY VALUE WILL NOT BE DEDUCTED.

ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient,

and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Fund Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), an affiliate of Western Reserve, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount up to 5% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the fifth Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

During fiscal years 2001 and 2000, the amounts paid to AFSG in connection with all contracts sold through the separate account were $56,595,212 and $113,821,344 , respectively. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Fund Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

                              INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2001. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve at of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Contract Owners
  of the WRL Series Annuity Account
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2001, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 31, 2002

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                              WRL
                                                      WRL           WRL           WRL           WRL           LKCM
                                                  J.P. MORGAN      AEGON         JANUS         JANUS       STRATEGIC
                                                  MONEY MARKET      BOND        GROWTH        GLOBAL      TOTAL RETURN
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares...........................      379,071        17,322         34,260        39,049       24,183
                                                   =========     =========    ===========   ===========    =========
    Cost.......................................    $ 379,071     $ 200,351    $ 1,914,704   $ 1,023,642    $ 380,273
                                                   =========     =========    ===========   ===========    =========
  Investment, at net asset value...............    $ 379,071     $ 207,169    $ 1,118,595   $   715,372    $ 348,959
  Dividend receivable..........................           62             0              0             0            0
  Transfers receivable from depositor..........        8,860             5          1,122             0            1
                                                   ---------     ---------    -----------   -----------    ---------
    Total assets...............................      387,993       207,174      1,119,717       715,372      348,960
                                                   ---------     ---------    -----------   -----------    ---------
LIABILITIES:
  Accrued expenses.............................            0             0              0             0            0
  Transfers payable to depositor...............       (1,059)       (1,603)             0        (1,869)      (1,903)
                                                   ---------     ---------    -----------   -----------    ---------
    Total liabilities..........................       (1,059)       (1,603)             0        (1,869)      (1,903)
                                                   ---------     ---------    -----------   -----------    ---------
    Net assets.................................    $ 386,934     $ 205,571    $ 1,119,717   $   713,503    $ 347,057
                                                   =========     =========    ===========   ===========    =========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A....................................    $  78,284     $  47,689    $   423,902   $   206,986    $ 106,001
    Class B....................................      300,383       155,083        687,975       504,178      238,244
    Class C....................................        7,724         2,764          7,200         2,084        2,599
    Class D....................................          543            35            603           238          152
  Depositor's equity:
    Class A....................................            0             0              0             0            0
    Class B....................................            0             0             37            17           37
    Class C....................................            0             0              0             0            0
    Class D....................................            0             0              0             0           24
                                                   ---------     ---------    -----------   -----------    ---------
    Net assets applicable to units
      outstanding..............................    $ 386,934     $ 205,571    $ 1,119,717   $   713,503    $ 347,057
                                                   =========     =========    ===========   ===========    =========
  Contract owners' units:
    Class A....................................        4,889         2,020          8,639         6,380        5,179
    Class B....................................       22,584         9,621         29,247        15,750       11,794
    Class C....................................          719           238          1,340           297          276
    Class D....................................           51             3            112            34           16
  Depositor's units:
    Class A....................................            0             0              0             0            0
    Class B....................................            0             0              2             1            2
    Class C....................................            0             0              0             0            0
    Class D....................................            0             0              0             0            3
  Total units outstanding:
    Class A....................................        4,889         2,020          8,639         6,380        5,179
    Class B....................................       22,584         9,621         29,249        15,751       11,796
    Class C....................................          719           238          1,340           297          276
    Class D....................................           51             3            112            34           19
  Accumulation unit value:
    Class A....................................    $   16.01     $   23.61    $     49.07   $     32.44    $   20.47
    Class B....................................        13.30         16.12          23.52         32.01        20.20
    Class C....................................        10.74         11.59           5.37          7.02         9.41
    Class D....................................        10.73         11.58           5.37          7.01         9.40

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                       WRL          WRL                       WRL           WRL
                                                   VAN KAMPEN      ALGER         WRL       FEDERATED    TRANSAMERICA
                                                    EMERGING     AGGRESSIVE     AEGON       GROWTH &       VALUE
                                                     GROWTH        GROWTH      BALANCED      INCOME       BALANCED
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares............................       33,163       24,307        6,331       14,289        14,337
                                                   ===========   =========     ========    =========     =========
    Cost........................................   $1,206,265    $ 623,569     $ 80,203    $ 197,907     $ 195,330
                                                   ===========   =========     ========    =========     =========
  Investment, at net asset value................   $  644,696    $ 397,181     $ 80,464    $ 218,342     $ 190,533
  Dividend receivable...........................            0            0            0            0             0
  Transfers receivable from depositor...........            3           35          138          135            82
                                                   -----------   ---------     --------    ---------     ---------
    Total assets................................      644,699      397,216       80,602      218,477       190,615
                                                   -----------   ---------     --------    ---------     ---------
LIABILITIES:
  Accrued expenses..............................            0            0            0            0             0
  Transfers payable to depositor................       (1,406)        (696)           0          (63)          (32)
                                                   -----------   ---------     --------    ---------     ---------
    Total liabilities...........................       (1,406)        (696)           0          (63)          (32)
                                                   -----------   ---------     --------    ---------     ---------
    Net assets..................................   $  643,293    $ 396,520     $ 80,602    $ 218,414     $ 190,583
                                                   ===========   =========     ========    =========     =========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A.....................................   $  163,092    $  69,616     $ 15,370    $  40,167     $  45,217
    Class B.....................................      475,277      324,091       64,537      174,484       143,650
    Class C.....................................        4,417        2,491          626        3,718         1,692
    Class D.....................................          491          307           69           45            24
  Depositor's equity:
    Class A.....................................            0            0            0            0             0
    Class B.....................................           16           15            0            0             0
    Class C.....................................            0            0            0            0             0
    Class D.....................................            0            0            0            0             0
                                                   -----------   ---------     --------    ---------     ---------
    Net assets applicable to units
      outstanding...............................   $  643,293    $ 396,520     $ 80,602    $ 218,414     $ 190,583
                                                   ===========   =========     ========    =========     =========
  Contract owners' units:
    Class A.....................................        4,479        2,841        1,021        1,806         2,509
    Class B.....................................       13,225       13,381        4,336        7,937         8,056
    Class C.....................................          640          383           63          255           147
    Class D.....................................           71           47            7            3             2
  Depositor's units:
    Class A.....................................            0            0            0            0             0
    Class B.....................................            0            1            0            0             0
    Class C.....................................            0            0            0            0             0
    Class D.....................................            0            0            0            0             0
  Total units outstanding:
    Class A.....................................        4,479        2,841        1,021        1,806         2,509
    Class B.....................................       13,225       13,382        4,336        7,937         8,056
    Class C.....................................          640          383           63          255           147
    Class D.....................................           71           47            7            3             2
  Accumulation unit value:
    Class A.....................................   $    36.41    $   24.50     $  15.06    $   22.24     $   18.02
    Class B.....................................        35.94        24.22        14.88        21.98         17.83
    Class C.....................................         6.90         6.51         9.96        14.59         11.53
    Class D.....................................         6.89         6.50         9.95        14.58         11.52

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                                 WRL
                                                       WRL           WRL             WRL            WRL         THIRD
                                                     C.A.S.E.        NWQ        INTERNATIONAL       GE          AVENUE
                                                      GROWTH     VALUE EQUITY      EQUITY       U.S. EQUITY     VALUE
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares..............................      4,534         7,808          2,802          10,323        8,752
                                                     ========     =========       ========       =========    =========
    Cost..........................................   $ 52,914     $ 106,048       $ 23,399       $ 158,816    $ 120,066
                                                     ========     =========       ========       =========    =========
  Investment, at net asset value..................   $ 29,111     $ 110,011       $ 21,435       $ 139,568    $ 127,084
  Dividend receivable.............................          0             0              0               0            0
  Transfers receivable from depositor.............        199             3             32             225          254
                                                     --------     ---------       --------       ---------    ---------
    Total assets..................................     29,310       110,014         21,467         139,793      127,338
                                                     --------     ---------       --------       ---------    ---------
LIABILITIES:
  Accrued expenses................................          0             0              0               0            0
  Transfers payable to depositor..................          0           (70)          (257)              0            0
                                                     --------     ---------       --------       ---------    ---------
    Total liabilities.............................          0           (70)          (257)              0            0
                                                     --------     ---------       --------       ---------    ---------
    Net assets....................................   $ 29,310     $ 109,944       $ 21,210       $ 139,793    $ 127,338
                                                     ========     =========       ========       =========    =========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A.......................................   $  5,314     $  29,428       $  3,872       $  32,248    $  29,496
    Class B.......................................     23,714        79,151         16,692         105,491       95,623
    Class C.......................................        223         1,296            478           1,458        2,111
    Class D.......................................         32            69            132             561          108
  Depositor's equity:
    Class A.......................................          0             0              0               0            0
    Class B.......................................          0             0              0              12            0
    Class C.......................................         14             0             18               0            0
    Class D.......................................         13             0             18              23            0
                                                     --------     ---------       --------       ---------    ---------
    Net assets applicable to units outstanding....   $ 29,310     $ 109,944       $ 21,210       $ 139,793    $ 127,338
                                                     ========     =========       ========       =========    =========
  Contract owners' units:
    Class A.......................................        463         1,920            418           2,055        2,000
    Class B.......................................      2,684         5,207          1,815           6,772        6,522
    Class C.......................................         41           113             68             160          142
    Class D.......................................          5             6             18              61            7
  Depositor's units:
    Class A.......................................          0             0              0               0            0
    Class B.......................................          0             0              0               1            0
    Class C.......................................          3             0              3               0            0
    Class D.......................................          3             0              3               3            0
  Total units outstanding:
    Class A.......................................        463         1,920            418           2,055        2,000
    Class B.......................................      2,684         5,207          1,815           6,773        6,522
    Class C.......................................         44           113             71             160          142
    Class D.......................................          8             6             21              64            7
  Accumulation unit value:
    Class A.......................................   $  11.47     $   15.33       $   9.27       $   15.69    $   14.75
    Class B.......................................       8.83         15.20           9.20           15.58        14.66
    Class C.......................................       5.43         11.42           7.02            9.13        14.86
    Class D.......................................       5.43         11.41           7.01            9.13        14.85

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                               WRL
                                                     WRL          WRL                        T. ROWE          WRL
                                                 J.P. MORGAN    GOLDMAN        WRL            PRICE         T. ROWE
                                                 REAL ESTATE     SACHS        MUNDER        DIVIDEND         PRICE
                                                 SECURITIES      GROWTH       NET50          GROWTH        SMALL CAP
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares...........................      2,870         2,753       1,040           3,636           2,771
                                                  ========      ========     =======        ========        ========
    Cost.......................................   $ 30,567      $ 26,720     $ 9,968        $ 34,844        $ 30,204
                                                  ========      ========     =======        ========        ========
  Investment, at net asset value...............   $ 32,168      $ 25,022     $ 8,390        $ 35,164        $ 30,402
  Dividend receivable..........................          0             0           0               0               0
  Transfers receivable from depositor..........         37            53         356             181              44
                                                  --------      --------     -------        --------        --------
    Total assets...............................     32,205        25,075       8,746          35,345          30,446
                                                  --------      --------     -------        --------        --------
LIABILITIES:
  Accrued expenses.............................          0             0           0               0               0
  Transfers payable to depositor...............        (18)            0          (8)              0            (262)
                                                  --------      --------     -------        --------        --------
    Total liabilities..........................        (18)            0          (8)              0            (262)
                                                  --------      --------     -------        --------        --------
    Net assets.................................   $ 32,187      $ 25,075     $ 8,738        $ 35,345        $ 30,184
                                                  ========      ========     =======        ========        ========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A....................................   $  4,559      $  5,306     $ 1,048        $  6,978        $  7,670
    Class B....................................     26,918        18,628       7,428          26,401          21,765
    Class C....................................        552           606         201           1,473             724
    Class D....................................        158            67          61              21               2
  Depositor's equity:
    Class A....................................          0           202           0             212               0
    Class B....................................          0           224           0             235               0
    Class C....................................          0            21           0               0               0
    Class D....................................          0            21           0              25              23
                                                  --------      --------     -------        --------        --------
    Net assets applicable to units
      outstanding..............................   $ 32,187      $ 25,075     $ 8,738        $ 35,345        $ 30,184
                                                  ========      ========     =======        ========        ========
  Contract owners' units:
    Class A....................................        405           590         124             739             693
    Class B....................................      2,405         2,083         883           2,811           1,974
    Class C....................................         38            73          26             146              79
    Class D....................................         11             8           8               2               0
  Depositor's units:
    Class A....................................          0            23           0              23               0
    Class B....................................          0            25           0              25               0
    Class C....................................          0             3           0               0               0
    Class D....................................          0             3           0               3               3
  Total units outstanding:
    Class A....................................        405           613         124             762             693
    Class B....................................      2,405         2,108         883           2,836           1,974
    Class C....................................         38            76          26             146              79
    Class D....................................         11            11           8               5               3
  Accumulation unit value:
    Class A....................................   $  11.25      $   8.98     $  8.45        $   9.43        $  11.07
    Class B....................................      11.19          8.94        8.41            9.39           11.03
    Class C....................................      14.50          8.22        7.85           10.07            9.13
    Class D....................................      14.49          8.21        7.84           10.06            9.12

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                   WRL                             WRL              WRL
                                                    WRL       PILGRIM BAXTER      WRL          VALUE LINE          GREAT
                                                  SALOMON        MID CAP        DREYFUS        AGGRESSIVE       COMPANIES -
                                                  ALL CAP         GROWTH        MID CAP          GROWTH         AMERICA(SM)
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares...........................     13,727          8,591          2,191             792            13,236
                                                 =========      =========       ========         =======         =========
    Cost.......................................  $ 181,992      $ 132,123       $ 25,270         $ 6,656         $ 135,387
                                                 =========      =========       ========         =======         =========
  Investment, at net asset value...............  $ 179,271      $  82,899       $ 24,735         $ 6,411         $ 131,826
  Dividend receivable..........................          0              0              0               0                 0
  Transfers receivable from depositor..........        159             10            260               9               426
                                                 ---------      ---------       --------         -------         ---------
    Total assets...............................    179,430         82,909         24,995           6,420           132,252
                                                 ---------      ---------       --------         -------         ---------
LIABILITIES:
  Accrued expenses.............................          0              0              0               0                 0
  Transfers payable to depositor...............          0           (898)             0               0                 0
                                                 ---------      ---------       --------         -------         ---------
    Total liabilities..........................          0           (898)             0               0                 0
                                                 ---------      ---------       --------         -------         ---------
    Net assets.................................  $ 179,430      $  82,011       $ 24,995         $ 6,420         $ 132,252
                                                 =========      =========       ========         =======         =========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A....................................  $  34,009      $   8,978       $  3,441         $   917         $  18,856
    Class B....................................    141,303         71,192         20,985           5,115            97,715
    Class C....................................      3,718          1,577            535             122            15,115
    Class D....................................        400            264              6              48               298
  Depositor's equity:
    Class A....................................          0              0              0             158               196
    Class B....................................          0              0              0              20                24
    Class C....................................          0              0              0              20                24
    Class D....................................          0              0             28              20                24
                                                 ---------      ---------       --------         -------         ---------
    Net assets applicable to units
      outstanding..............................  $ 179,430      $  82,011       $ 24,995         $ 6,420         $ 132,252
                                                 =========      =========       ========         =======         =========
  Contract owners' units:
    Class A....................................      2,519            951            306             116             1,927
    Class B....................................     10,510          7,570          1,874             647            10,011
    Class C....................................        304            245             48              15             1,555
    Class D....................................         33             41              1               6                30
  Depositor's units:
    Class A....................................          0              0              0              20                20
    Class B....................................          0              0              0               3                 3
    Class C....................................          0              0              0               3                 3
    Class D....................................          0              0              2               3                 3
  Total units outstanding:
    Class A....................................      2,519            951            306             136             1,947
    Class B....................................     10,510          7,570          1,874             650            10,014
    Class C....................................        304            245             48              18             1,558
    Class D....................................         33             41              3               9                33
  Accumulation unit value:
    Class A....................................  $   13.50      $    9.44       $  11.25         $  7.92         $    9.79
    Class B....................................      13.44           9.40          11.20            7.90              9.76
    Class C....................................      12.24           6.43          11.05            7.87              9.72
    Class D....................................      12.23           6.42          11.04            7.85              9.70

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                    WRL             WRL          WRL          WRL
                                                                   GREAT           GREAT       GABELLI        LKCM
                                                                COMPANIES -     COMPANIES -     GLOBAL      CAPITAL
                                                               TECHNOLOGY(SM)    GLOBAL(2)      GROWTH       GROWTH
                                                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares........................................         6,141          1,609         6,054         785
                                                                  ========       ========      ========     =======
    Cost....................................................      $ 35,114       $ 11,707      $ 49,186     $ 5,599
                                                                  ========       ========      ========     =======
  Investment, at net asset value............................      $ 26,100       $ 11,426      $ 49,458     $ 5,281
  Dividend receivable.......................................             0              0             0           0
  Transfers receivable from depositor.......................            93            252            22           5
                                                                  --------       --------      --------     -------
    Total assets............................................        26,193         11,678        49,480       5,286
                                                                  --------       --------      --------     -------
LIABILITIES:
  Accrued expenses..........................................             0              0             0           0
  Transfers payable to depositor............................           (69)             0        (1,137)        (12)
                                                                  --------       --------      --------     -------
    Total liabilities.......................................           (69)             0        (1,137)        (12)
                                                                  --------       --------      --------     -------
    Net assets..............................................      $ 26,124       $ 11,678      $ 48,343     $ 5,274
                                                                  ========       ========      ========     =======
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A.................................................      $  3,110       $  1,612      $  6,370     $ 1,017
    Class B.................................................        21,132          8,686        39,637       3,689
    Class C.................................................         1,666          1,084         1,906         232
    Class D.................................................           103              0            89           0
  Depositor's equity:
    Class A.................................................            83            131           151          84
    Class B.................................................            10            131           150          84
    Class C.................................................            10             17            20          84
    Class D.................................................            10             17            20          84
                                                                  --------       --------      --------     -------
    Net assets applicable to units outstanding..............      $ 26,124       $ 11,678      $ 48,343     $ 5,274
                                                                  ========       ========      ========     =======
  Contract owners' units:
    Class A.................................................           747            231           792         150
    Class B.................................................         5,090          1,245         4,938         548
    Class C.................................................           402            155           238          34
    Class D.................................................            25              0            11           0
  Depositor's units:
    Class A.................................................            20             19            19          13
    Class B.................................................             3             19            19          13
    Class C.................................................             3              3             3          13
    Class D.................................................             3              3             3          13
  Total units outstanding:
    Class A.................................................           767            250           811         163
    Class B.................................................         5,093          1,264         4,957         561
    Class C.................................................           405            158           241          47
    Class D.................................................            28              3            14          13
  Accumulation unit value:
    Class A.................................................      $   4.16       $   6.98      $   8.04     $  6.73
    Class B.................................................          4.15           6.97          8.03        6.72
    Class C.................................................          4.13           6.95          8.00        6.71
    Class D.................................................          4.12           6.93          7.98        6.69

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                 FIDELITY VIP III      FIDELITY VIP II     FIDELITY VIP
                                                               GROWTH OPPORTUNITIES     CONTRAFUND(R)     EQUITY-INCOME
                                                                    SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares........................................              439                   725             1,148
                                                                     ========              ========          ========
    Cost....................................................         $  6,935              $ 15,244          $ 25,824
                                                                     ========              ========          ========
  Investment, at net asset value............................         $  6,601              $ 14,492          $ 25,922
  Dividend receivable.......................................                0                     0                 0
  Transfers receivable from depositor.......................                4                    48               119
                                                                     --------              --------          --------
    Total assets............................................            6,605                14,540            26,041
                                                                     --------              --------          --------
LIABILITIES:
  Accrued expenses..........................................                0                     0                 0
  Transfers payable to depositor............................                0                  (183)                0
                                                                     --------              --------          --------
    Total liabilities.......................................                0                  (183)                0
                                                                     --------              --------          --------
    Net assets..............................................         $  6,605              $ 14,357          $ 26,041
                                                                     ========              ========          ========
NET ASSETS CONSISTS OF:
  Contract owners' equity:
    Class A.................................................         $  1,188              $  2,366          $  6,937
    Class B.................................................            5,061                11,262            17,834
    Class C.................................................              269                   589             1,232
    Class D.................................................               15                    60                13
  Depositor's equity:
    Class A.................................................               18                    20                 0
    Class B.................................................               18                    20                 0
    Class C.................................................               18                    20                 0
    Class D.................................................               18                    20                25
                                                                     --------              --------          --------
    Net assets applicable to units outstanding..............         $  6,605              $ 14,357          $ 26,041
                                                                     ========              ========          ========
  Contract owners' units:
    Class A.................................................              164                   292               676
    Class B.................................................              704                 1,395             1,742
    Class C.................................................               37                    73               121
    Class D.................................................                2                     7                 1
  Depositor's units:
    Class A.................................................                3                     3                 0
    Class B.................................................                3                     3                 0
    Class C.................................................                3                     3                 0
    Class D.................................................                3                     3                 3
  Total units outstanding:
    Class A.................................................              167                   295               676
    Class B.................................................              707                 1,398             1,742
    Class C.................................................               40                    76               121
    Class D.................................................                5                    10                 4
  Accumulation unit value:
    Class A.................................................         $   7.20              $   8.09          $  10.26
    Class B.................................................             7.18                  8.07             10.24
    Class C.................................................             7.15                  8.04             10.19
    Class D.................................................             7.14                  8.02             10.17

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                                                                  WRL
                                                            WRL           WRL          WRL          WRL           LKCM
                                                        J.P. MORGAN      AEGON        JANUS        JANUS       STRATEGIC
                                                        MONEY MARKET      BOND        GROWTH       GLOBAL     TOTAL RETURN
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................    $   13,016    $     979    $        0   $   7,851     $   1,736
                                                         ----------    ----------   ----------   ----------    ---------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................           924          516         6,585       3,253         1,501
    Class B..........................................         3,777        1,621        11,717       8,903         3,701
    Class C..........................................            91           20           108          43            37
    Class D..........................................            12            1            12           5             3
                                                         ----------    ----------   ----------   ----------    ---------
      Total expenses.................................         4,804        2,158        18,422      12,204         5,242
                                                         ----------    ----------   ----------   ----------    ---------
    Net investment income (loss).....................         8,212       (1,179)      (18,422)     (4,353)       (3,506)
                                                         ----------    ----------   ----------   ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................             0         (789)       26,348    (141,645)        3,258
  Realized gain distributions........................             0            0        47,510          51         2,030
  Change in unrealized appreciation (depreciation)...             0       10,425      (600,329)   (129,968)      (19,261)
                                                         ----------    ----------   ----------   ----------    ---------
    Net gain (loss) on investment securities.........             0        9,636      (526,471)   (271,562)      (13,973)
                                                         ----------    ----------   ----------   ----------    ---------
      Net increase (decrease) in net assets resulting
         from operations.............................    $    8,212    $   8,457    $ (544,893)  $(275,915)    $ (17,479)
                                                         ==========    ==========   ==========   ==========    =========

                                                            WRL           WRL                       WRL           WRL
                                                         VAN KAMPEN      ALGER         WRL       FEDERATED    TRANSAMERICA
                                                          EMERGING     AGGRESSIVE     AEGON       GROWTH &       VALUE
                                                           GROWTH        GROWTH      BALANCED      INCOME       BALANCED
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................    $      615    $       0    $      367   $   2,936     $   2,859
                                                         ----------    ----------   ----------   ----------    ---------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................         2,682        1,049           209         356           631
    Class B..........................................         8,415        5,181           939       1,785         2,039
    Class C..........................................            70           38             8          27            16
    Class D..........................................            10            6             1           1             1
                                                         ----------    ----------   ----------   ----------    ---------
      Total expenses.................................        11,177        6,274         1,157       2,169         2,687
                                                         ----------    ----------   ----------   ----------    ---------
    Net investment income (loss).....................       (10,562)      (6,274)         (790)        767           172
                                                         ----------    ----------   ----------   ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................      (192,430)      (7,479)          833       5,605        (2,491)
  Realized gain distributions........................        13,070           48             0          55            12
  Change in unrealized appreciation (depreciation)...      (206,320)     (92,586)       (3,989)     11,984         2,105
                                                         ----------    ----------   ----------   ----------    ---------
    Net gain (loss) on investment securities.........      (385,680)    (100,017)       (3,156)     17,644          (374)
                                                         ----------    ----------   ----------   ----------    ---------
      Net increase (decrease) in net assets
         resulting from operations...................    $ (396,242)   $(106,291)   $   (3,946)  $  18,411     $    (202)
                                                         ==========    ==========   ==========   ==========    =========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                                                                          WRL
                                                            WRL           WRL             WRL             WRL            THIRD
                                                         C.A.S.E.         NWQ        INTERNATIONAL        GE            AVENUE
                                                          GROWTH      VALUE EQUITY      EQUITY        U.S. EQUITY        VALUE
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................    $   4,455      $    163       $     822       $     265       $    123
                                                         ---------      --------       ---------       ---------       --------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................          107           399              62             449            294
    Class B..........................................          476         1,138             278           1,618          1,130
    Class C..........................................            3             9               6              16             19
    Class D..........................................            1             2               2               8              2
                                                         ---------      --------       ---------       ---------       --------
      Total expenses.................................          587         1,548             348           2,091          1,445
                                                         ---------      --------       ---------       ---------       --------
    Net investment income (loss).....................        3,868        (1,385)            474          (1,826)        (1,322)
                                                         ---------      --------       ---------       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................      (16,334)        1,303         (11,379)         (2,463)         2,004
  Realized gain distributions........................           63            10              79           1,182            180
  Change in unrealized appreciation (depreciation)...       (3,651)       (4,225)          3,997         (15,554)         2,207
                                                         ---------      --------       ---------       ---------       --------
    Net gain (loss) on investment securities.........      (19,922)       (2,912)         (7,303)        (16,835)         4,391
                                                         ---------      --------       ---------       ---------       --------
      Net increase (decrease) in net assets resulting
         from operations.............................    $ (16,054)     $ (4,297)      $  (6,829)      $ (18,661)      $  3,069
                                                         =========      ========       =========       =========       ========

                                                            WRL           WRL                              WRL            WRL
                                                        J.P. MORGAN     GOLDMAN           WRL            T. ROWE        T. ROWE
                                                        REAL ESTATE      SACHS          MUNDER            PRICE          PRICE
                                                        SECURITIES       GROWTH          NET50       DIVIDEND GROWTH   SMALL CAP
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................    $     606      $    160       $     48         $    112        $      0
                                                         ---------      --------       --------         --------        --------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................           37            36             21               71              77
    Class B..........................................          272           220             99              263             227
    Class C..........................................            5             6              2               10               8
    Class D..........................................            3             2              1                1               0
                                                         ---------      --------       --------         --------        --------
      Total expenses.................................          317           264            123              345             312
                                                         ---------      --------       --------         --------        --------
    Net investment income (loss).....................          289          (104)           (75)            (233)           (312)
                                                         ---------      --------       --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................          428        (1,962)        (2,202)             278          (5,465)
  Realized gain distributions........................            0            16              0                0               0
  Change in unrealized appreciation (depreciation)...        1,035          (851)        (1,328)            (914)          2,967
                                                         ---------      --------       --------         --------        --------
    Net gain (loss) on investment securities.........        1,463        (2,797)        (3,530)            (636)         (2,498)
                                                         ---------      --------       --------         --------        --------
      Net increase (decrease) in net assets resulting
         from operations.............................    $   1,752      $ (2,901)      $ (3,605)        $   (869)       $ (2,810)
                                                         =========      ========       ========         ========        ========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                            WRL                         WRL           WRL
                                                            WRL        PILGRIM BAXTER      WRL       VALUE LINE      GREAT
                                                          SALOMON         MID CAP        DREYFUS     AGGRESSIVE   COMPANIES -
                                                          ALL CAP          GROWTH        MID CAP       GROWTH     AMERICA(SM)
                                                         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................    $   2,541       $       0       $    245     $      0     $     357
                                                         ---------       ---------       --------     --------     ---------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................          335             174             30           10           151
    Class B..........................................        1,595           1,220            226           59         1,193
    Class C..........................................           37              30              7            2            96
    Class D..........................................            8               5              1            1             6
                                                         ---------       ---------       --------     --------     ---------
      Total expenses.................................        1,975           1,429            264           72         1,446
                                                         ---------       ---------       --------     --------     ---------
    Net investment income (loss).....................          566          (1,429)           (19)         (72)       (1,089)
                                                         ---------       ---------       --------     --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................         (914)        (74,686)          (557)      (1,034)       (1,272)
  Realized gain distributions........................           70               0             28            0             1
  Change in unrealized appreciation (depreciation)...       (3,660)         15,623           (362)         540        (9,396)
                                                         ---------       ---------       --------     --------     ---------
    Net gain (loss) on investment securities.........       (4,504)        (59,063)          (891)        (494)      (10,667)
                                                         ---------       ---------       --------     --------     ---------
      Net increase (decrease) in net assets resulting
         from operations.............................    $  (3,938)      $ (60,492)      $   (910)    $   (566)    $ (11,756)
                                                         =========       =========       ========     ========     =========

                                                             WRL              WRL            WRL           WRL
                                                            GREAT            GREAT         GABELLI        LKCM
                                                         COMPANIES -      COMPANIES -       GLOBAL       CAPITAL
                                                        TECHNOLOGY(SM)     GLOBAL(2)        GROWTH       GROWTH
                                                          SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................      $       0       $       3       $     46     $      22
                                                           ---------       ---------       --------     ---------
EXPENSES:
  Mortality and expense risk:
    Class A..........................................             30              16             46             6
    Class B..........................................            266              79            397            16
    Class C..........................................              8               6             17             2
    Class D..........................................              2               0              2             2
                                                           ---------       ---------       --------     ---------
      Total expenses.................................            306             101            462            26
                                                           ---------       ---------       --------     ---------
    Net investment income (loss).....................           (306)            (98)          (416)           (4)
                                                           ---------       ---------       --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.......................................        (12,799)           (748)        (4,174)         (252)
  Realized gain distributions........................              0               0              0             1
  Change in unrealized appreciation (depreciation)...            445             (97)           640          (392)
                                                           ---------       ---------       --------     ---------
    Net gain (loss) on investment securities.........        (12,354)           (845)        (3,534)         (643)
                                                           ---------       ---------       --------     ---------
      Net increase (decrease) in net assets resulting
         from operations.............................      $ (12,660)      $    (943)      $ (3,950)    $    (647)
                                                           =========       =========       ========     =========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                             FIDELITY VIP III
                                                                  GROWTH        FIDELITY VIP II   FIDELITY VIP
                                                              OPPORTUNITIES      CONTRAFUND(R)    EQUITY-INCOME
                                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
INVESTMENT INCOME:
  Dividend income..........................................       $   14           $     50          $   81
                                                                  ------           --------          ------
EXPENSES:
  Mortality and expense risk:
    Class A................................................           15                 25              41
    Class B................................................           57                114             143
    Class C................................................            3                  7               8
    Class D................................................            1                  1               1
                                                                  ------           --------          ------
      Total expenses.......................................           76                147             193
                                                                  ------           --------          ------
    Net investment income (loss)...........................          (62)               (97)           (112)
                                                                  ------           --------          ------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.............................................         (924)              (746)           (363)
  Realized gain distributions..............................            0                187             212
  Change in unrealized appreciation (depreciation).........          109               (480)            (80)
                                                                  ------           --------          ------
    Net gain (loss) on investment securities...............         (815)            (1,039)           (231)
                                                                  ------           --------          ------
      Net increase (decrease) in net assets resulting from
         operations........................................       $ (877)          $ (1,136)         $ (343)
                                                                  ======           ========          ======

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                      WRL                      WRL                       WRL
                                                  J.P. MORGAN                 AEGON                     JANUS
                                                  MONEY MARKET                BOND                     GROWTH
                                                   SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                             ----------------------   ---------------------   -------------------------
                                                  DECEMBER 31,            DECEMBER 31,              DECEMBER 31,
                                             ----------------------   ---------------------   -------------------------
                                               2001         2000        2001        2000         2001          2000
                                             ---------   ----------   ---------   ---------   -----------   -----------
OPERATIONS:
  Net investment income (loss)............   $   8,212   $   10,711   $  (1,179)  $   4,558   $   (18,422)  $   291,306
  Net gain (loss) on investment
    securities............................           0            0       9,636       5,198      (526,471)   (1,112,958)
                                             ---------   ----------   ---------   ---------   -----------   -----------
  Net increase (decrease) in net assets
    resulting from operations.............       8,212       10,711       8,457       9,756      (544,893)     (821,652)
                                             ---------   ----------   ---------   ---------   -----------   -----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold
    (transferred).........................     221,465      (31,951)    105,025      (5,024)      (84,305)      266,849
                                             ---------   ----------   ---------   ---------   -----------   -----------
  Less cost of units redeemed:
    Administrative charges................         137           73          85          50         1,219         1,271
    Policy loans..........................         208          100           0          13           186           905
    Surrender benefits....................     105,775       76,271      20,860      13,830       136,004       236,177
    Death benefits........................       2,951        2,253         980         938         7,362        10,459
                                             ---------   ----------   ---------   ---------   -----------   -----------
                                               109,071       78,697      21,925      14,831       144,771       248,812
                                             ---------   ----------   ---------   ---------   -----------   -----------
    Increase (decrease) in net assets from
      capital unit transactions...........     112,394     (110,648)     83,100     (19,855)     (229,076)       18,037
                                             ---------   ----------   ---------   ---------   -----------   -----------
    Net increase (decrease) in net
      assets..............................     120,606      (99,937)     91,557     (10,099)     (773,969)     (803,615)
  Depositor's equity contribution (net
    redemptions)..........................         (27)         (26)        (28)        (25)           (4)          (31)
NET ASSETS:
  Beginning of year.......................     266,355      366,318     114,042     124,166     1,893,690     2,697,336
                                             ---------   ----------   ---------   ---------   -----------   -----------
  End of year.............................   $ 386,934   $  266,355   $ 205,571   $ 114,042   $ 1,119,717   $ 1,893,690
                                             =========   ==========   =========   =========   ===========   ===========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                               WRL
                                                     WRL                       LKCM                       WRL
                                                    JANUS                   STRATEGIC                 VAN KAMPEN
                                                   GLOBAL                  TOTAL RETURN             EMERGING GROWTH
                                                 SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                          -------------------------   ----------------------   -------------------------
                                                DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                          -------------------------   ----------------------   -------------------------
                                             2001          2000          2001        2000         2001          2000
                                          -----------   -----------   ----------   ---------   -----------   -----------
OPERATIONS:
  Net investment income (loss).........   $    (4,353)  $   291,236   $   (3,506)  $  32,107   $   (10,562)  $   342,647
  Net gain (loss) on investment
    securities.........................      (271,562)     (579,827)     (13,973)    (57,442)     (385,680)     (548,989)
                                          -----------   -----------   ----------   ---------   -----------   -----------
  Net increase (decrease) in net assets
    resulting from operations..........      (275,915)     (288,591)     (17,479)    (25,335)     (396,242)     (206,342)
                                          -----------   -----------   ----------   ---------   -----------   -----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold
    (transferred)......................      (141,612)      209,133      (39,959)     11,484       (87,975)      266,136
                                          -----------   -----------   ----------   ---------   -----------   -----------
  Less cost of units redeemed:
    Administrative charges.............           759           693          232         190           733           702
    Policy loans.......................            55           446           42          78            81           730
    Surrender benefits.................        87,434       124,444       45,137      43,875        81,238       123,516
    Death benefits.....................         4,647         6,198        3,003       2,165         3,804         3,223
                                          -----------   -----------   ----------   ---------   -----------   -----------
                                               92,895       131,781       48,414      46,308        85,856       128,171
                                          -----------   -----------   ----------   ---------   -----------   -----------
    Increase (decrease) in net assets
      from capital unit transactions...      (234,507)       77,352      (88,373)    (34,824)     (173,831)      137,965
                                          -----------   -----------   ----------   ---------   -----------   -----------
    Net increase (decrease) in net
      assets...........................      (510,422)     (211,239)    (105,852)    (60,159)     (570,073)      (68,377)
  Depositor's equity contribution (net
    redemptions).......................            (1)          (28)          (4)        (29)           (1)          (31)
NET ASSETS:
  Beginning of year....................     1,223,926     1,435,193      452,913     513,101     1,213,367     1,281,775
                                          -----------   -----------   ----------   ---------   -----------   -----------
  End of year..........................   $   713,503   $ 1,223,926   $  347,057   $ 452,913   $   643,293   $ 1,213,367
                                          ===========   ===========   ==========   =========   ===========   ===========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL                     WRL                   WRL
                                                            ALGER                   AEGON               FEDERATED
                                                      AGGRESSIVE GROWTH           BALANCED           GROWTH & INCOME
                                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                   -----------------------   -------------------   --------------------
                                                        DECEMBER 31,            DECEMBER 31,           DECEMBER 31,
                                                   -----------------------   -------------------   --------------------
                                                      2001         2000        2001       2000       2001        2000
                                                   ----------   ----------   --------   --------   ---------   --------
OPERATIONS:
  Net investment income (loss)..................   $   (6,274)  $   85,449   $   (790)  $    479   $     767   $  3,013
  Net gain (loss) on investment securities......     (100,017)    (375,784)    (3,156)     2,860      17,644     13,925
                                                   ----------   ----------   --------   --------   ---------   --------
  Net increase (decrease) in net assets
    resulting from operations...................     (106,291)    (290,335)    (3,946)     3,339      18,411     16,938
                                                   ----------   ----------   --------   --------   ---------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)........      (48,934)     202,098      6,299      5,792     125,567     27,906
                                                   ----------   ----------   --------   --------   ---------   --------
  Less cost of units redeemed:
    Administrative charges......................          484          419         59         44          90         33
    Policy loans................................           56          348         16         41          15          6
    Surrender benefits..........................       41,275       60,201      9,063      8,264      18,627      7,208
    Death benefits..............................        1,824        1,498        977        805       1,193        273
                                                   ----------   ----------   --------   --------   ---------   --------
                                                       43,639       62,466     10,115      9,154      19,925      7,520
                                                   ----------   ----------   --------   --------   ---------   --------
    Increase (decrease) in net assets from
      capital unit transactions.................      (92,573)     139,632     (3,816)    (3,362)    105,642     20,386
                                                   ----------   ----------   --------   --------   ---------   --------
    Net increase (decrease) in net assets.......     (198,864)    (150,703)    (7,762)       (23)    124,053     37,324
  Depositor's equity contribution (net
    redemptions)................................           (1)         (28)       (51)         0         (70)         0
NET ASSETS:
  Beginning of year.............................      595,385      746,116     88,415     88,438      94,431     57,107
                                                   ----------   ----------   --------   --------   ---------   --------
  End of year...................................   $  396,520   $  595,385   $ 80,602   $ 88,415   $ 218,414   $ 94,431
                                                   ==========   ==========   ========   ========   =========   ========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                          WRL                      WRL                     WRL
                                                     TRANSAMERICA               C.A.S.E.                   NWQ
                                                    VALUE BALANCED               GROWTH               VALUE EQUITY
                                                      SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                                -----------------------   ---------------------   ---------------------
                                                     DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                                -----------------------   ---------------------   ---------------------
                                                   2001         2000        2001        2000        2001        2000
                                                ----------   ----------   ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss)...............   $      172   $   11,083   $   3,868   $   9,297   $  (1,385)  $   1,109
  Net gain (loss) on investment securities...         (374)      14,350     (19,922)    (22,554)     (2,912)     11,650
                                                ----------   ----------   ---------   ---------   ---------   ---------
  Net increase (decrease) in net assets
    resulting from operations................         (202)      25,433     (16,054)    (13,257)     (4,297)     12,759
                                                ----------   ----------   ---------   ---------   ---------   ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred).....       39,162      (51,789)      2,235       3,354      13,957       1,183
                                                ----------   ----------   ---------   ---------   ---------   ---------
  Less cost of units redeemed:
    Administrative charges...................          122           90          41          35          75          54
    Policy loans.............................           35            0           0          23          19          40
    Surrender benefits.......................       25,301       19,662       5,732       6,170      12,067      10,248
    Death benefits...........................        1,606        1,391         463         103         685         511
                                                ----------   ----------   ---------   ---------   ---------   ---------
                                                    27,064       21,143       6,236       6,331      12,846      10,853
                                                ----------   ----------   ---------   ---------   ---------   ---------
    Increase (decrease) in net assets from
      capital unit transactions..............       12,098      (72,932)     (4,001)     (2,977)      1,111      (9,670)
                                                ----------   ----------   ---------   ---------   ---------   ---------
    Net increase (decrease) in net assets....       11,896      (47,499)    (20,055)    (16,234)     (3,186)      3,089
  Depositor's equity contribution (net
    redemptions).............................          (59)           0           0           0         (60)          0
NET ASSETS:
  Beginning of year..........................      178,746      226,245      49,365      65,599     113,190     110,101
                                                ----------   ----------   ---------   ---------   ---------   ---------
  End of year................................   $  190,583   $  178,746   $  29,310   $  49,365   $ 109,944   $ 113,190
                                                ==========   ==========   =========   =========   =========   =========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                     WRL                    WRL
                                                             WRL                     GE                 THIRD AVENUE
                                                    INTERNATIONAL EQUITY         U.S. EQUITY               VALUE
                                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                    ---------------------   ---------------------   --------------------
                                                        DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                    ---------------------   ---------------------   --------------------
                                                      2001        2000        2001        2000        2001        2000
                                                    ---------   ---------   ---------   ---------   ---------   --------
OPERATIONS:
  Net investment income (loss)...................   $    474    $  3,812    $  (1,826)  $   5,526   $  (1,322)  $  1,659
  Net gain (loss) on investment securities.......     (7,303)     (8,428)     (16,835)     (8,754)      4,391      7,856
                                                    --------    --------    ---------   ---------   ---------   --------
  Net increase (decrease) in net assets
    resulting from operations....................     (6,829)     (4,616)     (18,661)     (3,228)      3,069      9,515
                                                    --------    --------    ---------   ---------   ---------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred).........      2,657       8,034       (2,750)     37,457      60,733     54,263
                                                    --------    --------    ---------   ---------   ---------   --------
  Less cost of units redeemed:
    Administrative charges.......................         17          12           89          62          55         13
    Policy loans.................................          1           6           11          62          18          4
    Surrender benefits...........................      2,391       1,851       12,338      11,549      11,134      3,613
    Death benefits...............................         98          61        1,050         529         718        125
                                                    --------    --------    ---------   ---------   ---------   --------
                                                       2,507       1,930       13,488      12,202      11,925      3,755
                                                    --------    --------    ---------   ---------   ---------   --------
    Increase (decrease) in net assets from
      capital unit transactions..................        150       6,104      (16,238)     25,255      48,808     50,508
                                                    --------    --------    ---------   ---------   ---------   --------
    Net increase (decrease) in net assets........     (6,679)      1,488      (34,899)     22,027      51,877     60,023
  Depositor's equity contribution
    (net redemptions)............................          0           0           (1)        (11)        (73)         0
NET ASSETS:
  Beginning of year..............................     27,889      26,401      174,693     152,677      75,534     15,511
                                                    --------    --------    ---------   ---------   ---------   --------
  End of year....................................   $ 21,210    $ 27,889    $ 139,793   $ 174,693   $ 127,338   $ 75,534
                                                    ========    ========    =========   =========   =========   ========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                        WRL                        WRL                      WRL
                                                    J.P. MORGAN               GOLDMAN SACHS                MUNDER
                                              REAL ESTATE SECURITIES             GROWTH                    NET50
                                                    SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                              -----------------------     ---------------------     --------------------
                                                   DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                              -----------------------     ---------------------     --------------------
                                                2001          2000          2001         2000         2001        2000
                                              ---------     ---------     --------     --------     --------     -------
OPERATIONS:
  Net investment income (loss).............   $    289      $     46      $   (104)    $     19     $    (75)    $    63
  Net gain (loss) on investment
    securities.............................      1,463         1,197        (2,797)      (1,337)      (3,530)       (313)
                                              --------      --------      --------     --------     --------     -------
  Net increase (decrease) in net assets
    resulting from operations..............      1,752         1,243        (2,901)      (1,318)      (3,605)       (250)
                                              --------      --------      --------     --------     --------     -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...     20,370        10,978        15,022        9,248        7,928       4,202
                                              --------      --------      --------     --------     --------     -------
  Less cost of units redeemed:
    Administrative charges.................         12             1             9            3            4           1
    Policy loans...........................         42             1             6            1            1          16
    Surrender benefits.....................      2,529           948         1,731          410        1,084         232
    Death benefits.........................         56            29            52            0           72           0
                                              --------      --------      --------     --------     --------     -------
                                                 2,639           979         1,798          414        1,161         249
                                              --------      --------      --------     --------     --------     -------
    Increase (decrease) in net assets from
      capital unit transactions............     17,731         9,999        13,224        8,834        6,767       3,953
                                              --------      --------      --------     --------     --------     -------
    Net increase (decrease) in net
      assets...............................     19,483        11,242        10,323        7,516        3,162       3,703
  Depositor's equity contribution
    (net redemptions)......................          0          (623)            0            0            0        (545)
NET ASSETS:
  Beginning of year........................     12,704         2,085        14,752        7,236        5,576       2,418
                                              --------      --------      --------     --------     --------     -------
  End of year..............................   $ 32,187      $ 12,704      $ 25,075     $ 14,752     $  8,738     $ 5,576
                                              ========      ========      ========     ========     ========     =======

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                     WRL                       WRL                       WRL
                                                T. ROWE PRICE             T. ROWE PRICE                SALOMON
                                               DIVIDEND GROWTH              SMALL CAP                  ALL CAP
                                                 SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                            ---------------------     ---------------------     ----------------------
                                                DECEMBER 31,              DECEMBER 31,               DECEMBER 31,
                                            ---------------------     ---------------------     ----------------------
                                              2001         2000         2001         2000         2001          2000
                                            --------     --------     --------     --------     ---------     --------
OPERATIONS:
  Net investment income (loss)...........   $   (233)    $   (103)    $   (312)    $    (32)    $     566     $    383
  Net gain (loss) on investment
    securities...........................       (636)       1,249       (2,498)      (3,217)       (4,504)       1,894
                                            --------     --------     --------     --------     ---------     --------
  Net increase (decrease) in net assets
    resulting from operations............       (869)       1,146       (2,810)      (3,249)       (3,938)       2,277
                                            --------     --------     --------     --------     ---------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold
    (transferred)........................     23,494        6,642       13,702       17,563       127,781       61,668
                                            --------     --------     --------     --------     ---------     --------
  Less cost of units redeemed:
    Administrative charges...............         10            2           12            6            71            7
    Policy loans.........................          3            4            3            0             2           11
    Surrender benefits...................      2,427          670        1,739        1,343        11,551        1,734
    Death benefits.......................         77           58          181            5           553           53
                                            --------     --------     --------     --------     ---------     --------
                                               2,517          734        1,935        1,354        12,177        1,805
                                            --------     --------     --------     --------     ---------     --------
    Increase (decrease) in net assets
      from capital unit transactions.....     20,977        5,908       11,767       16,209       115,604       59,863
                                            --------     --------     --------     --------     ---------     --------
    Net increase (decrease) in net
      assets.............................     20,108        7,054        8,957       12,960       111,666       62,140
  Depositor's equity contribution
    (net redemptions)....................          0          (25)           0         (628)          (62)        (607)
NET ASSETS:
  Beginning of year......................     15,237        8,208       21,227        8,895        67,826        6,293
                                            --------     --------     --------     --------     ---------     --------
  End of year............................   $ 35,345     $ 15,237     $ 30,184     $ 21,227     $ 179,430     $ 67,826
                                            ========     ========     ========     ========     =========     ========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                WRL                    WRL                  WRL
                                                          PILGRIM BAXTER             DREYFUS            VALUE LINE
                                                          MID CAP GROWTH             MID CAP         AGGRESSIVE GROWTH
                                                            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                       ---------------------   -------------------   -----------------
                                                           DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                                       ---------------------   -------------------   -----------------
                                                         2001        2000        2001       2000      2001     2000(1)
                                                       ---------   ---------   --------   --------   -------   -------
OPERATIONS:
  Net investment income (loss)......................   $  (1,429)  $    (339)  $    (19)  $    112   $   (72)  $   (28)
  Net gain (loss) on investment securities..........     (59,063)    (65,315)      (891)       150      (494)     (816)
                                                       ---------   ---------   --------   --------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations.......................     (60,492)    (65,654)      (910)       262      (566)     (844)
                                                       ---------   ---------   --------   --------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)............      (8,960)    203,811     15,527     10,132     2,653     5,328
                                                       ---------   ---------   --------   --------   -------   -------
  Less cost of units redeemed:
    Administrative charges..........................          91          43          8          2         3         1
    Policy loans....................................          18          97          3          0         0         0
    Surrender benefits..............................       8,766       9,097      1,776        633       280       132
    Death benefits..................................         673         171        112          0        10         0
                                                       ---------   ---------   --------   --------   -------   -------
                                                           9,548       9,408      1,899        635       293       133
                                                       ---------   ---------   --------   --------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions.....................     (18,508)    194,403     13,628      9,497     2,360     5,195
                                                       ---------   ---------   --------   --------   -------   -------
    Net increase (decrease) in net assets...........     (79,000)    128,749     12,718      9,759     1,794     4,351
  Depositor's equity contribution
    (net redemptions)...............................           0         (62)      (561)         0         0       275
NET ASSETS:
Beginning of year...................................     161,011      32,324     12,838      3,079     4,626         0
                                                       ---------   ---------   --------   --------   -------   -------
End of year.........................................   $  82,011   $ 161,011   $ 24,995   $ 12,838   $ 6,420   $ 4,626
                                                       =========   =========   ========   ========   =======   =======

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL                     WRL                   WRL
                                                            GREAT                   GREAT                 GREAT
                                                         COMPANIES -             COMPANIES -           COMPANIES -
                                                         AMERICA(SM)           TECHNOLOGY(SM)           GLOBAL(2)
                                                          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                     --------------------   ---------------------   ------------------
                                                         DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                     --------------------   ---------------------   ------------------
                                                       2001      2000(1)      2001       2000(1)      2001     2000(1)
                                                     ---------   --------   ---------   ---------   --------   -------
OPERATIONS:
  Net investment income (loss)....................   $  (1,089)  $   (351)  $    (306)  $    (157)  $    (98)  $    (8)
  Net gain (loss) on investment securities........     (10,667)     5,867     (12,354)    (10,919)      (845)     (197)
                                                     ---------   --------   ---------   ---------   --------   -------
  Net increase (decrease) in net assets
    resulting from operations.....................     (11,756)     5,516     (12,660)    (11,076)      (943)     (205)
                                                     ---------   --------   ---------   ---------   --------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)..........      82,183     70,574      19,597      32,919      8,628     4,180
                                                     ---------   --------   ---------   ---------   --------   -------
  Less cost of units redeemed:
    Administrative charges........................          38          4           9           2          3         0
    Policy loans..................................          28          5           1           1          4         0
    Surrender benefits............................      12,368      1,387       2,206         603        334        33
    Death benefits................................         710          0         109           0         33         0
                                                     ---------   --------   ---------   ---------   --------   -------
                                                        13,144      1,396       2,325         606        374        33
                                                     ---------   --------   ---------   ---------   --------   -------
    Increase (decrease) in net assets from
      capital unit transactions...................      69,039     69,178      17,272      32,313      8,254     4,147
                                                     ---------   --------   ---------   ---------   --------   -------
    Net increase (decrease) in net assets.........      57,283     74,694       4,612      21,237      7,311     3,942
  Depositor's equity contribution
    (net redemptions).............................           0        275           0         275          0       425
NET ASSETS:
  Beginning of year...............................      74,969          0      21,512           0      4,367         0
                                                     ---------   --------   ---------   ---------   --------   -------
  End of year.....................................   $ 132,252   $ 74,969   $  26,124   $  21,512   $ 11,678   $ 4,367
                                                     =========   ========   =========   =========   ========   =======

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                      WRL                        WRL
                                                                    GABELLI                      LKCM
                                                                     GLOBAL                    CAPITAL
                                                                     GROWTH                     GROWTH
                                                                   SUBACCOUNT                 SUBACCOUNT
                                                              --------------------        ------------------
                                                                  DECEMBER 31,               DECEMBER 31,
                                                              --------------------        ------------------
                                                                2001      2000(1)          2001      2000(1)
                                                              --------    --------        -------    -------
OPERATIONS:
  Net investment income (loss)..............................  $   (416)   $    (23)       $    (4)    $   0
  Net gain (loss) on investment securities..................    (3,534)       (457)          (643)       74
                                                              --------    --------        -------     -----
  Net increase (decrease) in net assets
    resulting from operations...............................    (3,950)       (480)          (647)       74
                                                              --------    --------        -------     -----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)....................    43,573      10,961          5,176       221
                                                              --------    --------        -------     -----
  Less cost of units redeemed:
    Administrative charges..................................        13           0              1         0
    Policy loans............................................        11           1              0         0
    Surrender benefits......................................     2,069          47             49         0
    Death benefits..........................................        45           0              0         0
                                                              --------    --------        -------     -----
                                                                 2,138          48             50         0
                                                              --------    --------        -------     -----
    Increase (decrease) in net assets from
      capital unit transactions.............................    41,435      10,913          5,126       221
                                                              --------    --------        -------     -----
    Net increase (decrease) in net assets...................    37,485      10,433          4,479       295
  Depositor's equity contribution
    (net redemptions).......................................         0         425              0       500
NET ASSETS:
  Beginning of year.........................................    10,858           0            795         0
                                                              --------    --------        -------     -----
  End of year...............................................  $ 48,343    $ 10,858        $ 5,274     $ 795
                                                              ========    ========        =======     =====

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                FIDELITY VIP III
                                                     GROWTH               FIDELITY VIP II             FIDELITY VIP
                                                  OPPORTUNITIES            CONTRAFUND(R)             EQUITY-INCOME
                                                   SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                               -------------------      --------------------      --------------------
                                                  DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                               -------------------      --------------------      --------------------
                                                 2001     2000(1)         2001      2000(1)         2001      2000(1)
                                               --------   --------      ---------   --------      ---------   --------
OPERATIONS:
  Net investment income (loss)...............  $    (62)  $    (20)     $     (97)  $    (31)     $    (112)  $    (14)
  Net gain (loss) on investment securities...      (815)      (452)        (1,039)      (277)          (231)       197
                                               --------   --------      ---------   --------      ---------   --------
  Net increase (decrease) in net assets
    resulting from operations................      (877)      (472)        (1,136)      (308)          (343)       183
                                               --------   --------      ---------   --------      ---------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred).....     4,198      4,205          9,387      7,225         24,110      3,577
                                               --------   --------      ---------   --------      ---------   --------
  Less cost of units redeemed:
    Administrative charges...................         3          0              5          0              5          0
    Policy loans.............................         1          0             13          8              8          0
    Surrender benefits.......................       458         77            743        117          1,373         30
    Death benefits...........................        10          0             20          5             90          0
                                               --------   --------      ---------   --------      ---------   --------
                                                    472         77            781        130          1,476         30
                                               --------   --------      ---------   --------      ---------   --------
    Increase (decrease) in net assets from
      capital unit transactions..............     3,726      4,128          8,606      7,095         22,634      3,547
                                               --------   --------      ---------   --------      ---------   --------
    Net increase (decrease) in net assets....     2,849      3,656          7,470      6,787         22,291      3,730
  Depositor's equity contribution
    (net redemptions)........................         0        100              0        100            (80)       100
NET ASSETS:
  Beginning of year..........................     3,756          0          6,887          0          3,830          0
                                               --------   --------      ---------   --------      ---------   --------
  End of year................................  $  6,605   $  3,756      $  14,357   $  6,887      $  26,041   $  3,830
                                               ========   ========      =========   ========      =========   ========

See accompanying notes.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2001

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the "Contracts") issued by WRL:

Class A:
     WRL Freedom Variable Annuity
     WRL Freedom Attainer
Class B:
     WRL Freedom Bellwether
     WRL Freedom Conqueror
     WRL Freedom Creator
     WRL Freedom Premier
Class C:
     WRL Freedom Premier
     WRL Freedom Access
Class D:
     WRL Freedom Access

The Annuity Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the "Portfolio") of a Fund. The Annuity Account contains four Funds (collectively referred to as the "Funds"). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

SUBACCOUNT INVESTMENT BY FUND:
--------------------------------
AEGON/TRANSAMERICA SERIES FUND, INC.
(FORMERLY WRL SERIES FUND, INC.)
     J.P. Morgan Money Market
     AEGON Bond
     Janus Growth
     Janus Global
     LKCM Strategic Total Return
     Van Kampen Emerging Growth
     Alger Aggressive Growth
     AEGON Balanced
     Federated Growth & Income
AEGON/TRANSAMERICA SERIES FUND, INC. (CONTINUED)
     Transamerica Value Balanced
     C.A.S.E. Growth
     NWQ Value Equity
     International Equity
     U.S. Equity
     Third Avenue Value
     J.P. Morgan Real Estate Securities
     Goldman Sachs Growth
     Munder Net50
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Salomon All Cap
     Pilgrim Baxter Mid Cap Growth
     Dreyfus Mid Cap
     Value Line Aggressive Growth
     Great Companies - America(SM)
     Great Companies - Technology(SM)
     Great Companies - Global(2)
     Gabelli Global Growth
     LKCM Capital Growth

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
     Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
     Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

VARIABLE INSURANCE PRODUCTS FUND (VIP)
     Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2001:

PORTFOLIO                        FORMERLY
---------                        --------
J.P. Morgan Money Market         WRL J.P. Morgan Money Market
AEGON Bond                       WRL AEGON Bond
Janus Growth                     WRL Janus Growth
Janus Global                     WRL Janus Global
LKCM Strategic Total Return      WRL LKCM Strategic Total Return

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 1 -- (CONTINUED)


PORTFOLIO                        FORMERLY
---------                        --------
Van Kampen Emerging Growth       WRL VKAM Emerging Growth
Alger Aggressive Growth          WRL Alger Aggressive Growth
AEGON Balanced                   WRL AEGON Balanced
Federated Growth & Income        WRL Federated Growth & Income
Transamerica Value Balanced      WRL Dean Asset Allocation
C.A.S.E. Growth                  WRL C.A.S.E. Growth
NWQ Value Equity                 WRL NWQ Value Equity
International Equity             WRL GE International Equity
U.S. Equity                      WRL U.S. Equity
Third Avenue Value               WRL Third Avenue Value
J.P. Morgan Real Estate          WRL J.P. Morgan Real Estate
  Securities                       Securities
Goldman Sachs Growth             WRL Goldman Sachs Growth
Munder Net50                     WRL Goldman Sachs Small Cap
T. Rowe Price Dividend Growth    WRL T. Rowe Price Dividend
                                   Growth
T. Rowe Price Small Cap          WRL T. Rowe Price Small Cap
Salomon All Cap                  WRL Salomon All Cap
Pilgrim Baxter Mid Cap Growth    WRL Pilgrim Baxter Mid Cap
                                   Growth
Dreyfus Mid Cap                  WRL Dreyfus Mid Cap
Value Line Aggressive Growth     WRL Value Line Aggressive
                                   Growth
Great Companies - America(SM)    WRL Great Companies -
                                   America(SM)
Great                            WRL Great Companies -
  Companies - Technology(SM)       Technology(SM)
Great Companies - Global(2)      WRL Great Companies - Global(2)
Gabelli Global Growth            WRL Gabelli Global Growth
LKCM Capital Growth              WRL LKCM Capital Growth

Effective May 1, 2001, Munder Capital Management replaced Goldman Sachs Asset Management as Sub-Adviser to the Portfolio. At a special shareholder meeting held on May 29, 2001, the investment restrictions, strategy and investment objective were also changed. See the Prospectus and the Statement of Additional Information for a description of the Portfolio's investment objective.

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers", formerly WRL Investment Management, Inc.) as investment adviser. Costs incurred in connection with the advisory services rendered by AEGON/Transamerica are paid by each Portfolio. AEGON/Transamerica Advisers has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by AEGON/Transamerica Advisers. The other three funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Financial Statements reflects a full twelve month period, except as follows:

CLASS A AND CLASS B

SUBACCOUNT                                 INCEPTION DATE
----------                                 --------------
WRL International Equity                     01/02/1997
WRL GE U.S. Equity                           01/02/1997
WRL Third Avenue Value                       01/02/1998
WRL J.P. Morgan Real Estate Securities       05/01/1998
WRL Goldman Sachs Growth                     05/03/1999
WRL Munder Net50                             05/03/1999
WRL T. Rowe Price Dividend Growth            05/03/1999
WRL T. Rowe Price Small Cap                  05/03/1999
WRL Salomon All Cap                          05/03/1999
WRL Pilgrim Baxter Mid Cap Growth            05/03/1999
WRL Dreyfus Mid Cap                          05/03/1999
WRL Value Line Aggressive Growth             05/01/2000
WRL Great Companies - America(SM)            05/01/2000
WRL Great Companies - Technology(SM)         05/01/2000
WRL Great Companies - Global(2)              09/01/2000
WRL Gabelli Global Growth                    09/01/2000
WRL LKCM Capital Growth                      12/01/2000
Fidelity VIP III Growth Opportunities        05/01/2000
Fidelity VIP II Contrafund(R)                05/01/2000
Fidelity VIP Equity-Income                   05/01/2000

CLASS C AND CLASS D

SUBACCOUNT                                 INCEPTION DATE
----------                                 --------------
WRL J.P. Morgan Money Market                 05/03/1999
WRL AEGON Bond                               05/03/1999
WRL Janus Growth                             05/03/1999
WRL Janus Global                             05/03/1999

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 1 -- (CONTINUED)


CLASS C AND CLASS D (CONTINUED)


SUBACCOUNT                                 INCEPTION DATE
----------                                 --------------
WRL LKCM Strategic Total Return              05/03/1999
WRL Van Kampen Emerging Growth               05/03/1999
WRL Alger Aggressive Growth                  05/03/1999
WRL AEGON Balanced                           05/03/1999
WRL Federated Growth & Income                05/03/1999
WRL Transamerica Value Balanced              05/03/1999
WRL C.A.S.E. Growth                          05/03/1999
WRL NWQ Value Equity                         05/03/1999
WRL International Equity                     05/03/1999
WRL GE U.S. Equity                           05/03/1999
WRL Third Avenue Value                       05/03/1999
WRL J.P. Morgan Real Estate Securities       05/03/1999
WRL Goldman Sachs Growth                     05/03/1999
WRL Munder Net50                             05/03/1999
WRL T. Rowe Price Dividend Growth            05/03/1999
WRL T. Rowe Price Small Cap                  05/03/1999
WRL Salomon All Cap                          05/03/1999
WRL Pilgrim Baxter Mid Cap Growth            05/03/1999
WRL Dreyfus Mid Cap                          05/03/1999
WRL Value Line Aggressive Growth             05/01/2000
WRL Great Companies - America(SM)            05/01/2000
WRL Great Companies - Technology(SM)         05/01/2000
WRL Great Companies - Global(2)              09/01/2000
WRL Gabelli Global Growth                    09/01/2000
WRL LKCM Capital Growth                      12/01/2000
Fidelity VIP III Growth Opportunities        05/01/2000
Fidelity VIP II Contrafund(R)                05/01/2000
Fidelity VIP Equity-Income                   05/01/2000

Effective September 1, 2000, the WRL Janus Global subaccounts are not available for investment to new Contract owners. The subaccounts remain open to Contract owners who purchased the Contract before September 1, 2000.

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, which value their securities at fair value as determined by the Funds. Investment transactions are accounted for on the trade date on the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Contracts. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- EXPENSES AND RELATED PARTY TRANSACTIONS

Changes are assessed by WRL in connection with the issuance and administration of the Contracts.

A.  CONTRACT CHARGES

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 2 -- (CONTINUED)

On each anniversary through maturity date, and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B.  SUBACCOUNT CHARGES

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year.

The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A       1.25 %
Class B       1.40 %
Class C       1.65 %
Class D       1.80 %

C.  RELATED PARTY TRANSACTIONS

AEGON/Transamerica Advisers is the investment adviser for the AEGON/Transamerica Series Fund, Inc. ("Fund"). The Fund has entered into annually renewable investment advisory agreements for each Portfolio. The agreements provide for an advisory fee at the following annual rate to AEGON/ Transamerica Advisers as a percentage of the average daily net assets of the Portfolio.

PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
J.P. Morgan Money Market                        0.40 %
AEGON Bond                                      0.45 %
Janus Growth                                    0.80 %
Janus Global                                    0.80 %
LKCM Strategic Total Return                     0.80 %
Van Kampen Emerging Growth                      0.80 %
Alger Aggressive Growth                         0.80 %
AEGON Balanced                                  0.80 %
Federated Growth & Income                       0.75 %
Transamerica Value Balanced                     0.75 %
C.A.S.E. Growth                                 0.80 %
NWQ Value Equity                                0.80 %

PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
International Equity                            1.00 %
GE U.S. Equity                                  0.80 %
Third Avenue Value                              0.80 %
J.P. Morgan Real Estate Securities              0.80 %
Goldman Sachs Growth(1)                         0.90 %
Munder Net50                                    0.90 %
T. Rowe Price Dividend Growth(1)                0.90 %
T. Rowe Price Small Cap                         0.75 %
Salomon All Cap(1)                              0.90 %
Pilgrim Baxter Mid Cap Growth(1)                0.90 %
Dreyfus Mid Cap(2)                              0.85 %
Value Line Aggressive Growth                    0.80 %
Great Companies - America(SM)                   0.80 %
Great Companies - Technology(SM)                0.80 %
Great Companies - Global(2)                     0.80 %
Gabelli Global Growth(3)                        1.00 %
LKCM Capital Growth                             0.80 %

---------------

(1) AEGON/Transamerica Advisers receives compensation for its services at 0.90 % for the first $ 100 million of the Portfolio's average daily net assets; and
    0.80 % for the Portfolio's average daily net assets above $ 100 million.

(2) AEGON/Transamerica Advisers receives compensation for its services at 0.85 % for the first $ 100 million of the Portfolio's average daily net assets; and
    0.80 % for the Portfolio's average daily net assets above $ 100 million.

(3) AEGON/Transamerica Advisers receives compensation for its services at 1.00 % for the first $ 500 million of the Portfolio's average daily net assets;
    0.90 % of assets over $ 500 million up to $ 1 billion; and 0.80 % of assets in excess of $ 1 billion.

On August 24, 2001, AEGON/Transamerica Advisers entered into an interim sub-advisory agreement with Transamerica Investment Management, LLC ("Transamerica") to provide investment services to the Transamerica Value Balanced portfolio and compensate Transamerica as described in the Fund's Statement of Additional Information. In a Special Meeting held on December 14, 2001, shareholders approved a new sub-advisory agreement between AEGON/Transamerica Advisers and Transamerica. Transamerica is an indirect wholly owned subsidiary of AEGON NV.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 2 -- (CONTINUED)

AEGON/Transamerica Fund Services, Inc. ("AEGON/ Transamerica Services" formerly WRL Investment Services, Inc.) provides the Fund with administrative and transfer agency services. AEGON/Transamerica Advisers and AEGON/ Transamerica Services are wholly owned subsidiaries of WRL. WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2001, are as follows (in thousands):

                                PURCHASES       PROCEEDS
                                    OF         FROM SALES
SUBACCOUNT                      SECURITIES   OF SECURITIES
----------                      ----------   --------------
WRL J.P. Morgan Money Market    $ 969,686      $ 847,349
WRL AEGON Bond                    130,563         46,884
WRL Janus Growth                  155,497        355,894
WRL Janus Global                  224,309        468,982
WRL LKCM Strategic Total
  Return                           29,532        117,624
WRL Van Kampen Emerging Growth    203,286        373,591
WRL Alger Aggressive Growth        41,813        140,047
WRL AEGON Balanced                 11,133         15,880
WRL Federated Growth & Income     145,803         38,286
WRL Transamerica Value
  Balanced                         51,236         39,525
WRL C.A.S.E. Growth                23,007         23,345

                                PURCHASES       PROCEEDS
                                    OF         FROM SALES
SUBACCOUNT                      SECURITIES   OF SECURITIES
----------                      ----------   --------------
WRL NWQ Value Equity            $  35,104      $  35,395
WRL International Equity           96,980         96,549
WRL GE U.S. Equity                 23,461         40,523
WRL Third Avenue Value             75,758         27,963
WRL J.P. Morgan Real Estate
  Securities                       26,987          8,812
WRL Goldman Sachs Growth           21,982          8,862
WRL Munder Net50                   13,122          6,758
WRL T. Rowe Price Dividend
  Growth                           27,282          6,637
WRL T. Rowe Price Small Cap        37,824         26,695
WRL Salomon All Cap               143,134         26,651
WRL Pilgrim Baxter Mid Cap
  Growth                           54,226         72,282
WRL Dreyfus Mid Cap                18,236          5,404
WRL Value Line Aggressive
  Growth                            5,723          3,427
WRL Great Companies -
  America(SM)                      88,039         20,108
WRL Great Companies -
  Technology(SM)                   28,504         11,387
WRL Great
  Companies - Global(2)            12,408          4,489
WRL Gabelli Global Growth          78,581         36,845
WRL LKCM Capital Growth             5,854            695
Fidelity VIP III Growth
  Opportunities                     7,046          3,324
Fidelity VIP II Contrafund(R)      11,676          2,799
Fidelity VIP Equity-Income         26,846          4,318

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS

                                               ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                               UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                      YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                     ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                                    --------   ------------   -------------   --------------   -------------   ------------
WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
      Class A.....................  12/31/01     $ 15.59           0.42             0.00          $  0.42        $ 16.01
                                    12/31/00       14.88           0.71             0.00             0.71          15.59
                                    12/31/99       14.37           0.51             0.00             0.51          14.88
                                    12/31/98       13.82           0.55             0.00             0.55          14.37
                                    12/31/97       13.29           0.53             0.00             0.53          13.82
      Class B.....................  12/31/01       12.97           0.33             0.00             0.33          13.30
                                    12/31/00       12.40           0.57             0.00             0.57          12.97
                                    12/31/99       11.99           0.41             0.00             0.41          12.40
                                    12/31/98       11.55           0.44             0.00             0.44          11.99
                                    12/31/97       11.12           0.43             0.00             0.43          11.55
      Class C.....................  12/31/01       10.50           0.24             0.00             0.24          10.74
                                    12/31/00       10.05           0.45             0.00             0.45          10.50
                                    12/31/99(1)     10.00          0.05             0.00             0.05          10.05
      Class D.....................  12/31/01       10.51           0.22             0.00             0.22          10.73
                                    12/31/00       10.05           0.46             0.00             0.46          10.51
                                    12/31/99(1)     10.00          0.05             0.00             0.05          10.05
WRL AEGON BOND SUBACCOUNT
      Class A.....................  12/31/01       22.12          (0.14)            1.63             1.49          23.61
                                    12/31/00       20.20           0.90             1.02             1.92          22.12
                                    12/31/99       21.08           0.76            (1.64)           (0.88)         20.20
                                    12/31/98       19.52           0.82             0.74             1.56          21.08
                                    12/31/97       18.11           0.73             0.68             1.41          19.52
      Class B.....................  12/31/01       15.13          (0.12)            1.11             0.99          16.12
                                    12/31/00       13.83           0.59             0.71             1.30          15.13
                                    12/31/99       14.45           0.59            (1.21)           (0.62)         13.83
                                    12/31/98       13.41           0.60             0.44             1.04          14.45
                                    12/31/97       12.46           0.67             0.28             0.95          13.41
      Class C.....................  12/31/01       10.90          (0.10)            0.79             0.69          11.59
                                    12/31/00        9.98           1.00            (0.08)            0.92          10.90
                                    12/31/99(1)     10.00          0.56            (0.58)           (0.02)          9.98
      Class D.....................  12/31/01       10.91          (0.15)            0.82             0.67          11.58
                                    12/31/00        9.98           0.50             0.43             0.93          10.91
                                    12/31/99(1)     10.00          0.56            (0.58)           (0.02)          9.98

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
      Class A ............................   12/31/01    2.69 %    $  78,284             2.49 %            1.25 %
                                             12/31/00    4.80 %       60,237             4.67 %            1.25 %
                                             12/31/99    3.55 %       96,984             3.52 %            1.25 %
                                             12/31/98    3.99 %       48,797             3.89 %            1.25 %
                                             12/31/97    4.00 %       39,531             3.92 %            1.25 %
      Class B ............................   12/31/01    2.54 %      300,383             2.31 %            1.40 %
                                             12/31/00    4.64 %      203,148             4.53 %            1.40 %
                                             12/31/99    3.39 %      269,284             3.37 %            1.40 %
                                             12/31/98    3.83 %       93,982             3.72 %            1.40 %
                                             12/31/97    3.84 %       62,152             3.78 %            1.40 %
      Class C ............................   12/31/01    2.28 %        7,724             1.83 %            1.65 %
                                             12/31/00    4.55 %        2,411             4.47 %            1.65 %
                                             12/31/99(1)  0.46 %          25             5.28 %            1.65 %
      Class D ............................   12/31/01    2.13 %          543             2.21 %            1.80 %
                                             12/31/00    4.62 %          559             4.33 %            1.80 %
                                             12/31/99(1)  0.46 %          25             5.28 %            1.80 %
WRL AEGON BOND SUBACCOUNT
      Class A.............................   12/31/01    6.73 %       47,689            (0.62)%            1.25 %
                                             12/31/00    9.51 %       34,439             4.30 %            1.25 %
                                             12/31/99   (4.14)%       37,241             3.69 %            1.25 %
                                             12/31/98    7.96 %       50,893             4.02 %            1.25 %
                                             12/31/97    7.80 %       46,082             3.95 %            1.25 %
      Class B.............................   12/31/01    6.57 %      155,083            (0.78)%            1.40 %
                                             12/31/00    9.35 %       79,326             4.15 %            1.40 %
                                             12/31/99   (4.29)%       86,875             4.16 %            1.40 %
                                             12/31/98    7.80 %       91,784             4.31 %            1.40 %
                                             12/31/97    7.64 %       64,376             5.26 %            1.40 %
      Class C.............................   12/31/01    6.31 %        2,764            (0.91)%            1.65 %
                                             12/31/00    9.25 %          245             9.61 %            1.65 %
                                             12/31/99(1) (0.21)%          25            64.13 %            1.65 %
      Class D.............................   12/31/01    6.15 %           35            (1.35)%            1.80 %
                                             12/31/00    9.32 %           32             4.79 %            1.80 %
                                             12/31/99(1) (0.21)%          25            64.13 %            1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                                                     NET
                                                 ACCUMULATION                    NET REALIZED      INCOME      ACCUMULATION
                                                 UNIT VALUE,         NET        AND UNREALIZED     (LOSS)      UNIT VALUE,
                                        YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)        FROM           END
                                       ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT    OPERATIONS      OF YEAR
                                      --------   ------------   -------------   --------------   ----------    ------------
WRL JANUS GROWTH SUBACCOUNT
      Class A.......................  12/31/01     $ 69.21          (0.69)          (19.45)       $ (20.14)      $ 49.07
                                      12/31/00       98.62          10.08           (39.49)         (29.41)        69.21
                                      12/31/99       62.54          15.61            20.47           36.08         98.62
                                      12/31/98       38.50          (0.08)           24.12           24.04         62.54
                                      12/31/97       33.17           3.42             1.91            5.33         38.50
      Class B.......................  12/31/01       33.23          (0.37)           (9.34)          (9.71)        23.52
                                      12/31/00       47.42           5.14           (19.33)         (14.19)        33.23
                                      12/31/99       30.12           8.20             9.10           17.30         47.42
                                      12/31/98       18.57          (0.08)           11.63           11.55         30.12
                                      12/31/97       16.02           1.87             0.68            2.55         18.57
      Class C.......................  12/31/01        7.61          (0.10)           (2.14)          (2.24)         5.37
                                      12/31/00       10.87           2.75            (6.01)          (3.26)         7.61
                                      12/31/99(1)     10.00          1.59            (0.72)           0.87         10.87
      Class D.......................  12/31/01        7.61          (0.11)           (2.13)          (2.24)         5.37
                                      12/31/00       10.87           2.58            (5.84)          (3.26)         7.61
                                      12/31/99(1)     10.00          1.59            (0.72)           0.87         10.87
WRL JANUS GLOBAL SUBACCOUNT
      Class A.......................  12/31/01       42.58          (0.13)          (10.01)         (10.14)        32.44
                                      12/31/00       52.29           9.64           (19.35)          (9.71)        42.58
                                      12/31/99       30.94           2.84            18.51           21.35         52.29
                                      12/31/98       24.10           0.83             6.01            6.84         30.94
                                      12/31/97       20.55           2.55             1.00            3.55         24.10
      Class B.......................  12/31/01       42.07          (0.19)           (9.87)         (10.06)        32.01
                                      12/31/00       51.75           9.99           (19.67)          (9.68)        42.07
                                      12/31/99       30.67           3.02            18.06           21.08         51.75
                                      12/31/98       23.92           0.88             5.87            6.75         30.67
                                      12/31/97       20.43           2.85             0.64            3.49         23.92
      Class C.......................  12/31/01        9.25          (0.06)           (2.17)          (2.23)         7.02
                                      12/31/00       11.39           4.26            (6.40)          (2.14)         9.25
                                      12/31/99(1)     10.00          0.64             0.75            1.39         11.39
      Class D.......................  12/31/01        9.26          (0.07)           (2.18)          (2.25)         7.01
                                      12/31/00       11.39           4.01            (6.14)          (2.13)         9.26
                                      12/31/99(1)     10.00          0.64             0.75            1.39         11.39

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL JANUS GROWTH SUBACCOUNT
      Class A ............................   12/31/01   (29.10)%  $   423,902           (1.25)%            1.25 %
                                             12/31/00   (29.83)%      735,722           10.63 %            1.25 %
                                             12/31/99   57.69 %     1,166,818           20.94 %            1.25 %
                                             12/31/98   62.43 %       817,014           (0.18)%            1.25 %
                                             12/31/97   16.09 %       571,456            9.36 %            1.25 %
      Class B ............................   12/31/01   (29.20)%      688,012           (1.40)%            1.40 %
                                             12/31/00   (29.93)%    1,150,997           11.31 %            1.40 %
                                             12/31/99   57.45 %     1,530,464           22.70 %            1.40 %
                                             12/31/98   62.19 %       826,236           (0.33)%            1.40 %
                                             12/31/97   15.91 %       432,125           10.53 %            1.40 %
      Class C ............................   12/31/01   (29.38)%        7,200            2.09 %            1.65 %
                                             12/31/00   (30.00)%        6,126           28.15 %            1.65 %
                                             12/31/99(1)  8.70 %           27          173.48 %            1.65 %
      Class D ............................   12/31/01   (29.49)%          603           (1.81)%            1.80 %
                                             12/31/00   (29.95)%          845           26.21 %            1.80 %
                                             12/31/99(1)  8.70 %           27          173.48 %            1.80 %
WRL JANUS GLOBAL SUBACCOUNT
      Class A ............................   12/31/01   (23.80)%      206,986           (0.37)%            1.25 %
                                             12/31/00   (18.57)%      352,075           18.56 %            1.25 %
                                             12/31/99   68.98 %       458,385            7.93 %            1.25 %
                                             12/31/98   28.40 %       298,285            2.97 %            1.25 %
                                             12/31/97   17.28 %       261,317           11.01 %            1.25 %
      Class B ............................   12/31/01   (23.92)%      504,195           (0.53)%            1.40 %
                                             12/31/00   (18.69)%      867,971           19.50 %            1.40 %
                                             12/31/99   68.73 %       976,752            8.45 %            1.40 %
                                             12/31/98   28.21 %       524,585            3.16 %            1.40 %
                                             12/31/97   17.10 %       371,512           12.33 %            1.40 %
      Class C ............................   12/31/01   (24.11)%        2,084           (0.77)%            1.65 %
                                             12/31/00   (18.77)%        3,478           39.73 %            1.65 %
                                             12/31/99(1) 13.87 %           28           70.01 %            1.65 %
      Class D ............................   12/31/01   (24.22)%          238           (0.92)%            1.80 %
                                             12/31/00   (18.71)%          402           37.21 %            1.80 %
                                             12/31/99(1) 13.87 %           28           70.01 %            1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   ACCUMULATION
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM        UNIT VALUE,
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS     END OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
      Class A...............   12/31/01     $ 21.19          (0.16)           (0.56)        $  (0.72)       $ 20.47
                               12/31/00       22.29           1.47            (2.57)           (1.10)         21.19
                               12/31/99       20.14           1.52             0.63             2.15          22.29
                               12/31/98       18.60           0.56             0.98             1.54          20.14
                               12/31/97       15.46           1.34             1.80             3.14          18.60
      Class B...............   12/31/01       20.94          (0.19)           (0.55)           (0.74)         20.20
                               12/31/00       22.07           1.42            (2.55)           (1.13)         20.94
                               12/31/99       19.97           1.54             0.56             2.10          22.07
                               12/31/98       18.47           0.59             0.91             1.50          19.97
                               12/31/97       15.37           1.42             1.68             3.10          18.47
      Class C...............   12/31/01        9.78          (0.11)           (0.26)           (0.37)          9.41
                               12/31/00       10.32           1.43            (1.97)           (0.54)          9.78
                               12/31/99(1)     10.00          0.55            (0.23)            0.32          10.32
      Class D...............   12/31/01        9.79          (0.13)           (0.26)           (0.39)          9.40
                               12/31/00       10.32           1.17            (1.70)           (0.53)          9.79
                               12/31/99(1)     10.00          0.55            (0.23)            0.32          10.32
WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
      Class A...............   12/31/01       55.22          (0.49)          (18.32)          (18.81)         36.41
                               12/31/00       63.48          14.84           (23.10)           (8.26)         55.22
                               12/31/99       31.33           8.33            23.82            32.15          63.48
                               12/31/98       23.10           0.69             7.54             8.23          31.33
                               12/31/97       19.26           1.85             1.99             3.84          23.10
      Class B...............   12/31/01       54.59          (0.55)          (18.10)          (18.65)         35.94
                               12/31/00       62.85          15.66           (23.92)           (8.26)         54.59
                               12/31/99       31.06           8.95            22.84            31.79          62.85
                               12/31/98       22.94           0.72             7.40             8.12          31.06
                               12/31/97       19.15           2.00             1.79             3.79          22.94
      Class C...............   12/31/01       10.51          (0.12)           (3.49)           (3.61)          6.90
                               12/31/00       12.11           7.05            (8.65)           (1.60)         10.51
                               12/31/99(1)     10.00          1.56             0.55             2.11          12.11
      Class D...............   12/31/01       10.51          (0.14)           (3.48)           (3.62)          6.89
                               12/31/00       12.11           7.53            (9.13)           (1.60)         10.51
                               12/31/99(1)     10.00          1.56             0.55             2.11          12.11

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                              YEAR      TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                             ENDED     RETURN    (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                            --------   -------   --------------   -----------------   -----------------
WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
      Class A............................   12/31/01    (3.40)%    $ 106,001            (0.80)%              1.25 %
                                            12/31/00    (4.96)%      139,232             6.87 %              1.25 %
                                            12/31/99     10.68%      156,928             7.33 %              1.25 %
                                            12/31/98      8.28%      160,783             2.95 %              1.25 %
                                            12/31/97     20.34%      164,259             7.83 %              1.25 %
      Class B ...........................   12/31/01    (3.54)%      238,281            (0.95)%              1.40 %
                                            12/31/00    (5.10)%      311,816             6.71 %              1.40 %
                                            12/31/99     10.51%      356,121             7.46 %              1.40 %
                                            12/31/98      8.11%      328,728             3.11 %              1.40 %
                                            12/31/97     20.16%      279,355             8.31 %              1.40 %
      Class C............................   12/31/01    (3.79)%        2,599            (0.65)%              1.65 %
                                            12/31/00    (5.19)%        1,660            14.50 %              1.65 %
                                            12/31/99(1)    3.16%          26            61.80 %              1.65 %
      Class D............................   12/31/01    (3.93)%          176            (1.37)%              1.80 %
                                            12/31/00    (5.12)%          205            11.77 %              1.80 %
                                            12/31/99(1)    3.16%          26            61.80 %              1.80 %
WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
      Class A............................   12/31/01   (34.06)%      163,092            (1.18)%              1.25 %
                                            12/31/00   (13.01)%      324,006            21.31 %              1.25 %
                                            12/31/99    102.62%      390,626            21.35 %              1.25 %
                                            12/31/98     35.63%      201,838             2.69 %              1.25 %
                                            12/31/97     19.95%      165,848             8.73 %              1.25 %
      Class B ...........................   12/31/01   (34.16)%      475,293            (1.33)%              1.40 %
                                            12/31/00   (13.14)%      884,351            22.79 %              1.40 %
                                            12/31/99    102.31%      891,089            22.92 %              1.40 %
                                            12/31/98     35.42%      381,421             2.80 %              1.40 %
                                            12/31/97     19.77%      258,730             9.45 %              1.40 %
      Class C............................   12/31/01   (34.32)%        4,417             0.21 %              1.65 %
                                            12/31/00   (13.22)%        4,202            55.72 %              1.65 %
                                            12/31/99(1)   21.08%          30           163.83 %              1.65 %
      Class D............................   12/31/01   (34.42)%          491            (1.73)%              1.80 %
                                            12/31/00   (13.16)%          808            59.88 %              1.80 %
                                            12/31/99(1)   21.08%          30           163.83 %              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   ACCUMULATION
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM        UNIT VALUE,
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS     END OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
      Class A...............   12/31/01     $ 29.69          (0.32)           (4.87)        $  (5.19)       $ 24.50
                               12/31/00       43.79           4.09           (18.19)          (14.10)         29.69
                               12/31/99       26.23           4.29            13.27            17.56          43.79
                               12/31/98       17.86           1.13             7.24             8.37          26.23
                               12/31/97       14.56           1.42             1.88             3.30          17.86
      Class B...............   12/31/01       29.40          (0.35)           (4.83)           (5.18)         24.22
                               12/31/00       43.42           4.39           (18.41)          (14.02)         29.40
                               12/31/99       26.05           4.68            12.69            17.37          43.42
                               12/31/98       17.77           1.17             7.11             8.28          26.05
                               12/31/97       14.50           1.60             1.67             3.27          17.77
      Class C...............   12/31/01        7.92          (0.11)           (1.30)           (1.41)          6.51
                               12/31/00       11.70           2.41            (6.19)           (3.78)          7.92
                               12/31/99(1)     10.00          1.01             0.69             1.70          11.70
      Class D...............   12/31/01        7.92          (0.12)           (1.30)           (1.42)          6.50
                               12/31/00       11.70           2.41            (6.19)           (3.78)          7.92
                               12/31/99(1)     10.00          1.01             0.69             1.70          11.70
WRL AEGON BALANCED SUBACCOUNT
      Class A...............   12/31/01       15.71          (0.13)           (0.52)           (0.65)         15.06
                               12/31/00       15.03           0.09             0.59             0.68          15.71
                               12/31/99       14.77           0.12             0.14             0.26          15.03
                               12/31/98       13.99           0.17             0.61             0.78          14.77
                               12/31/97       12.09           1.32             0.58             1.90          13.99
      Class B...............   12/31/01       15.55          (0.14)           (0.53)           (0.67)         14.88
                               12/31/00       14.90           0.08             0.57             0.65          15.55
                               12/31/99       14.67           0.10             0.13             0.23          14.90
                               12/31/98       13.91           0.17             0.59             0.76          14.67
                               12/31/97       12.05           1.40             0.46             1.86          13.91
      Class C...............   12/31/01       10.43          (0.12)           (0.35)           (0.47)          9.96
                               12/31/00       10.00           0.25             0.18             0.43          10.43
                               12/31/99(1)     10.00          0.15            (0.15)            0.00          10.00
      Class D...............   12/31/01       10.43          (0.15)           (0.33)           (0.48)          9.95
                               12/31/00       10.00           0.11             0.32             0.43          10.43
                               12/31/99(1)     10.00          0.15            (0.15)            0.00          10.00

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                             YEAR      TOTAL          YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                            ENDED      RETURN    (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                           --------   --------   --------------   -----------------   -----------------
WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
      Class A...........................   12/31/01   (17.49)%      $ 69,616            (1.25)%             1.25 %
                                           12/31/00   (32.18)%       113,930            10.16 %             1.25 %
                                           12/31/99    66.92 %       170,691            13.95 %             1.25 %
                                           12/31/98    46.84 %       106,742             5.39 %             1.25 %
                                           12/31/97    22.71 %        74,544             8.51 %             1.25 %
      Class B ..........................   12/31/01   (17.62)%       324,106            (1.40)%             1.40 %
                                           12/31/00   (32.29)%       478,889            11.10 %             1.40 %
                                           12/31/99    66.67 %       575,367            15.21 %             1.40 %
                                           12/31/98    46.62 %       281,507             5.57 %             1.40 %
                                           12/31/97    22.52 %       162,401             9.55 %             1.40 %
      Class C...........................   12/31/01   (17.82)%         2,491            (1.64)%             1.65 %
                                           12/31/00   (32.35)%         2,167            24.77 %             1.65 %
                                           12/31/99(1)  17.05 %           29           106.09 %             1.65 %
      Class D...........................   12/31/01   (17.95)%           307            (1.80)%             1.80 %
                                           12/31/00   (32.30)%           399            24.77 %             1.80 %
                                           12/31/99(1)  17.05 %           29           106.09 %             1.80 %
WRL AEGON BALANCED SUBACCOUNT
      Class A...........................   12/31/01    (4.14)%        15,370            (0.82)%             1.25 %
                                           12/31/00     4.51 %        18,436             0.60 %             1.25 %
                                           12/31/99     1.75 %        21,830             0.82 %             1.25 %
                                           12/31/98     5.60 %        19,730             1.19 %             1.25 %
                                           12/31/97    15.65 %        17,234            10.01 %             1.25 %
      Class B ..........................   12/31/01    (4.28)%        64,537            (0.96)%             1.40 %
                                           12/31/00     4.36 %        69,592             0.55 %             1.40 %
                                           12/31/99     1.59 %        66,558             0.69 %             1.40 %
                                           12/31/98     5.45 %        59,018             1.19 %             1.40 %
                                           12/31/97    15.47 %        43,902            10.72 %             1.40 %
      Class C...........................   12/31/01    (4.52)%           626            (1.17)%             1.65 %
                                           12/31/00     4.26 %           301             2.43 %             1.65 %
                                           12/31/99(1)   0.01 %           25            16.83 %             1.65 %
      Class D...........................   12/31/01    (4.66)%            69            (1.45)%             1.80 %
                                           12/31/00     4.34 %            86             1.06 %             1.80 %
                                           12/31/99(1)   0.01 %           25            16.83 %             1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   ACCUMULATION
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM        UNIT VALUE,
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS     END OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL FEDERATED GROWTH & INCOME SUBACCOUNT
      Class A...............   12/31/01     $ 19.46            0.12            2.66          $  2.78        $ 22.24
                               12/31/00       15.26            0.80            3.40             4.20          19.46
                               12/31/99       16.17            0.83           (1.74)           (0.91)         15.26
                               12/31/98       15.89            0.66           (0.38)            0.28          16.17
                               12/31/97       12.91            2.06            0.92             2.98          15.89
      Class B...............   12/31/01       19.27            0.00            2.71             2.71          21.98
                               12/31/00       15.13            0.75            3.39             4.14          19.27
                               12/31/99       16.06            0.87           (1.80)           (0.93)         15.13
                               12/31/98       15.80            0.66           (0.40)            0.26          16.06
                               12/31/97       12.85            2.52            0.43             2.95          15.80
      Class C...............   12/31/01       12.82            0.02            1.75             1.77          14.59
                               12/31/00       10.07            0.92            1.83             2.75          12.82
                               12/31/99(1)     10.00           0.47           (0.40)            0.07          10.07
      Class D...............   12/31/01       12.83           (0.06)           1.81             1.75          14.58
                               12/31/00       10.07            0.50            2.26             2.76          12.83
                               12/31/99(1)     10.00           0.47           (0.40)            0.07          10.07
WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
      Class A...............   12/31/01       17.81            0.03            0.18             0.21          18.02
                               12/31/00       15.38            1.02            1.41             2.43          17.81
                               12/31/99       16.51            0.32           (1.45)           (1.13)         15.38
                               12/31/98       15.43            1.40           (0.32)            1.08          16.51
                               12/31/97       13.40            1.02            1.01             2.03          15.43
      Class B...............   12/31/01       17.65            0.01            0.17             0.18          17.83
                               12/31/00       15.27            0.97            1.41             2.38          17.65
                               12/31/99       16.41            0.29           (1.43)           (1.14)         15.27
                               12/31/98       15.36            1.43           (0.38)            1.05          16.41
                               12/31/97       13.36            1.06            0.94             2.00          15.36
      Class C...............   12/31/01       11.44           (0.02)           0.11             0.09          11.53
                               12/31/00        9.91            1.17            0.36             1.53          11.44
                               12/31/99(1)     10.00           0.28           (0.37)           (0.09)          9.91
      Class D...............   12/31/01       11.45           (0.09)           0.16             0.07          11.52
                               12/31/00        9.91            0.78            0.76             1.54          11.45
                               12/31/99(1)     10.00           0.28           (0.37)           (0.09)          9.91

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL FEDERATED GROWTH & INCOME SUBACCOUNT
      Class A.............................   12/31/01   14.26 %    $  40,167             0.57 %              1.25 %
                                             12/31/00   27.56 %       19,086             4.83 %              1.25 %
                                             12/31/99   (5.64)%       11,318             5.27 %              1.25 %
                                             12/31/98    1.77 %       16,502             4.17 %              1.25 %
                                             12/31/97   23.10 %       14,056            14.87 %              1.25 %
      Class B.............................   12/31/01   14.09 %      174,484             0.47 %              1.40 %
                                             12/31/00   27.37 %       75,001             4.56 %              1.40 %
                                             12/31/99   (5.78)%       45,739             5.55 %              1.40 %
                                             12/31/98    1.62 %       52,148             4.20 %              1.40 %
                                             12/31/97   22.92 %       36,591            18.15 %              1.40 %
      Class C.............................   12/31/01   13.81 %        3,718             0.21 %              1.65 %
                                             12/31/00   27.26 %          302             8.00 %              1.65 %
                                             12/31/99(1)  0.74 %          25            54.01 %              1.65 %
      Class D.............................   12/31/01   13.64 %           45            (0.44)%              1.80 %
                                             12/31/00   27.35 %           42             4.50 %              1.80 %
                                             12/31/99(1)  0.74 %          25            54.01 %              1.80 %
WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
      Class A.............................   12/31/01    1.18 %       45,217             0.17 %              1.25 %
                                             12/31/00   15.75 %       49,325             6.38 %              1.25 %
                                             12/31/99   (6.81)%       59,161             1.95 %              1.25 %
                                             12/31/98    6.98 %       85,428             8.72 %              1.25 %
                                             12/31/97   15.14 %       77,923             6.99 %              1.25 %
      Class B.............................   12/31/01    1.03 %      143,650             0.06 %              1.40 %
                                             12/31/00   15.58 %      129,133             6.07 %              1.40 %
                                             12/31/99   (6.95)%      167,034             1.78 %              1.40 %
                                             12/31/98    6.82 %      237,896             8.92 %              1.40 %
                                             12/31/97   14.97 %      194,084             7.30 %              1.40 %
      Class C.............................   12/31/01    0.76 %        1,692            (0.20)%              1.65 %
                                             12/31/00   15.47 %          249            11.06 %              1.65 %
                                             12/31/99(1) (0.93)%          25            32.57 %              1.65 %
      Class D.............................   12/31/01    0.63 %           24            (0.75)%              1.80 %
                                             12/31/00   15.56 %           39             7.45 %              1.80 %
                                             12/31/99(1) (0.93)%          25            32.57 %              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   ACCUMULATION
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM        UNIT VALUE,
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS     END OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL C.A.S.E. GROWTH SUBACCOUNT
      Class A...............   12/31/01     $ 16.52            1.26           (6.31)         $ (5.05)       $ 11.47
                               12/31/00       21.10            2.99           (7.57)           (4.58)         16.52
                               12/31/99       15.96            1.62            3.52             5.14          21.10
                               12/31/98       15.77            1.27           (1.08)            0.19          15.96
                               12/31/97       13.88            1.74            0.15             1.89          15.77
      Class B...............   12/31/01       12.74            1.05           (4.96)           (3.91)          8.83
                               12/31/00       16.30            2.36           (5.92)           (3.56)         12.74
                               12/31/99       12.35            1.37            2.58             3.95          16.30
                               12/31/98       12.22            1.06           (0.93)            0.13          12.35
                               12/31/97       10.77            1.34            0.11             1.45          12.22
      Class C...............   12/31/01        7.85            0.74           (3.16)           (2.42)          5.43
                               12/31/00       10.05            2.59           (4.79)           (2.20)          7.85
                               12/31/99(1)     10.00           0.54           (0.49)            0.05          10.05
      Class D...............   12/31/01        7.86            0.59           (3.02)           (2.43)          5.43
                               12/31/00       10.05            2.31           (4.50)           (2.19)          7.86
                               12/31/99(1)     10.00           0.54           (0.49)            0.05          10.05
WRL NWQ VALUE EQUITY SUBACCOUNT
      Class A...............   12/31/01       15.81           (0.17)          (0.31)           (0.48)         15.33
                               12/31/00       13.90            0.16            1.75             1.91          15.81
                               12/31/99       13.04            0.13            0.73             0.86          13.90
                               12/31/98       13.86            0.89           (1.71)           (0.82)         13.04
                               12/31/97       11.22            0.07            2.57             2.64          13.86
      Class B...............   12/31/01       15.70           (0.19)          (0.31)           (0.50)         15.20
                               12/31/00       13.82            0.14            1.74             1.88          15.70
                               12/31/99       12.98            0.10            0.74             0.84          13.82
                               12/31/98       13.83            0.91           (1.76)           (0.85)         12.98
                               12/31/97       11.21            0.08            2.54             2.62          13.83
      Class C...............   12/31/01       11.83           (0.17)          (0.24)           (0.41)         11.42
                               12/31/00       10.42            0.20            1.21             1.41          11.83
                               12/31/99(1)     10.00           0.20            0.22             0.42          10.42
      Class D...............   12/31/01       11.83           (0.19)          (0.23)           (0.42)         11.41
                               12/31/00       10.42            0.29            1.12             1.41          11.83
                               12/31/99(1)     10.00           0.20            0.22             0.42          10.42

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL C.A.S.E. GROWTH SUBACCOUNT
      Class A.............................   12/31/01   (30.56)%    $  5,314             8.42 %              1.25 %
                                             12/31/00   (21.70)%      10,300            15.02 %              1.25 %
                                             12/31/99   32.18 %       14,425             8.55 %              1.25 %
                                             12/31/98    1.20 %       14,161             8.11 %              1.25 %
                                             12/31/97   13.60 %       17,677            20.61 %              1.25 %
      Class B.............................   12/31/01   (30.66)%      23,714             9.20 %              1.40 %
                                             12/31/00   (21.82)%      38,869            15.35 %              1.40 %
                                             12/31/99   31.98 %       51,124             9.34 %              1.40 %
                                             12/31/98    1.05 %       37,580             8.79 %              1.40 %
                                             12/31/97   13.43 %       31,995            11.31 %              1.40 %
      Class C.............................   12/31/01   (30.84)%         237            11.26 %              1.65 %
                                             12/31/00   (21.89)%         139            27.90 %              1.65 %
                                             12/31/99(1)  0.53 %          25            61.53 %              1.65 %
      Class D.............................   12/31/01   (30.94)%          45             8.61 %              1.80 %
                                             12/31/00   (21.84)%          57            25.07 %              1.80 %
                                             12/31/99(1)  0.53 %          25            61.53 %              1.80 %
WRL NWQ VALUE EQUITY SUBACCOUNT
      Class A.............................   12/31/01   (3.03)%       29,428            (1.11)%              1.25 %
                                             12/31/00   13.76 %       33,469             1.13 %              1.25 %
                                             12/31/99    6.61 %       32,947             0.92 %              1.25 %
                                             12/31/98   (5.96)%       38,640             6.44 %              1.25 %
                                             12/31/97   23.49 %       49,376             0.55 %              1.25 %
      Class B.............................   12/31/01   (3.17)%       79,151            (1.26)%              1.40 %
                                             12/31/00   13.59 %       79,490             1.00 %              1.40 %
                                             12/31/99    6.45 %       77,102             0.75 %              1.40 %
                                             12/31/98   (6.10)%       92,217             6.63 %              1.40 %
                                             12/31/97   23.30 %       97,272             0.63 %              1.40 %
      Class C.............................   12/31/01   (3.41)%        1,296            (1.51)%              1.65 %
                                             12/31/00   13.49 %          147             1.88 %              1.65 %
                                             12/31/99(1)  4.21 %          26            22.95 %              1.65 %
      Class D.............................   12/31/01   (3.56)%           69            (1.66)%              1.80 %
                                             12/31/00   13.57 %           84             2.65 %              1.80 %
                                             12/31/99(1)  4.21 %          26            22.95 %              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL INTERNATIONAL EQUITY SUBACCOUNT
      Class A...............   12/31/01     $ 12.26           0.23           (3.22)          $ (2.99)       $  9.27
                               12/31/00       14.60           1.81           (4.15)            (2.34)         12.26
                               12/31/99       11.83           0.49            2.28              2.77          14.60
                               12/31/98       10.62          (0.14)           1.35              1.21          11.83
                               12/31/97(1)     10.00         (0.05)           0.67              0.62          10.62
      Class B...............   12/31/01       12.18           0.19           (3.17)            (2.98)          9.20
                               12/31/00       14.54           1.93           (4.29)            (2.36)         12.18
                               12/31/99       11.80           0.43            2.31              2.74          14.54
                               12/31/98       10.60          (0.15)           1.35              1.20          11.80
                               12/31/97(1)     10.00         (0.06)           0.66              0.60          10.60
      Class C...............   12/31/01        9.32           0.14           (2.44)            (2.30)          7.02
                               12/31/00       11.12           3.74           (5.54)            (1.80)          9.32
                               12/31/99(1)     10.00          0.53            0.59              1.12          11.12
      Class D...............   12/31/01        9.32           0.09           (2.40)            (2.31)          7.01
                               12/31/00       11.12           3.31           (5.11)            (1.80)          9.32
                               12/31/99(1)     10.00          0.53            0.59              1.12          11.12
WRL GE U.S. EQUITY SUBACCOUNT
      Class A...............   12/31/01       17.44          (0.17)          (1.58)            (1.75)         15.69
                               12/31/00       17.80           0.60           (0.96)            (0.36)         17.44
                               12/31/99       15.22           1.21            1.37              2.58          17.80
                               12/31/98       12.54           0.54            2.14              2.68          15.22
                               12/31/97(1)     10.00          0.75            1.79              2.54          12.54
      Class B...............   12/31/01       17.34          (0.20)          (1.56)            (1.76)         15.58
                               12/31/00       17.72           0.56           (0.94)            (0.38)         17.34
                               12/31/99       15.18           1.21            1.33              2.54          17.72
                               12/31/98       12.53           0.62            2.03              2.65          15.18
                               12/31/97(1)     10.00          0.95            1.58              2.53          12.53
      Class C...............   12/31/01       10.19          (0.14)          (0.92)            (1.06)          9.13
                               12/31/00       10.42           0.76           (0.99)            (0.23)         10.19
                               12/31/99(1)     10.00          0.62           (0.20)             0.42          10.42
      Class D...............   12/31/01       10.20          (0.15)          (0.92)            (1.07)          9.13
                               12/31/00       10.42           0.86           (1.08)            (0.22)         10.20
                               12/31/99(1)     10.00          0.62           (0.20)             0.42          10.42

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL INTERNATIONAL EQUITY SUBACCOUNT
      Class A.............................   12/31/01   (24.39)%   $   3,872             2.14 %              1.25 %
                                             12/31/00   (16.05)%       5,910            13.29 %              1.25 %
                                             12/31/99   23.40 %        5,881             4.08 %              1.25 %
                                             12/31/98   11.45 %        6,783            (1.16)%              1.25 %
                                             12/31/97(1)  6.17 %       6,377            (0.52)%              1.25 %
      Class B.............................   12/31/01   (24.51)%      16,692             1.80 %              1.40 %
                                             12/31/00   (16.18)%      21,548            14.28 %              1.40 %
                                             12/31/99   23.22 %       20,464             3.54 %              1.40 %
                                             12/31/98   11.28 %       19,376            (1.31)%              1.40 %
                                             12/31/97(1)  6.01 %      11,141            (0.58)%              1.40 %
      Class C.............................   12/31/01   (24.70)%         496             2.09 %              1.65 %
                                             12/31/00   (16.25)%         273            38.14 %              1.65 %
                                             12/31/99(1) 11.24 %          28            57.96 %              1.65 %
      Class D.............................   12/31/01   (24.81)%         150             1.16 %              1.80 %
                                             12/31/00   (16.19)%         158            33.98 %              1.80 %
                                             12/31/99(1) 11.24 %          28            57.96 %              1.80 %
WRL GE U.S. EQUITY SUBACCOUNT
      Class A.............................   12/31/01   (10.01)%      32,248            (1.08)%              1.25 %
                                             12/31/00   (2.02)%       40,557             3.42 %              1.25 %
                                             12/31/99   16.94 %       32,459             7.35 %              1.25 %
                                             12/31/98   21.35 %       23,419             3.90 %              1.25 %
                                             12/31/97(1) 25.44 %      12,377             6.37 %              1.25 %
      Class B.............................   12/31/01   (10.15)%     105,503            (1.23)%              1.40 %
                                             12/31/00   (2.17)%      132,905             3.22 %              1.40 %
                                             12/31/99   16.76 %      120,166             7.40 %              1.40 %
                                             12/31/98   21.16 %       73,456             4.55 %              1.40 %
                                             12/31/97(1) 25.26 %      26,822             7.99 %              1.40 %
      Class C.............................   12/31/01   (10.37)%       1,458            (0.75)%              1.65 %
                                             12/31/00   (2.26)%          879             7.40 %              1.65 %
                                             12/31/99(1)  4.24 %          26            69.78 %              1.65 %
      Class D.............................   12/31/01   (10.51)%         584            (1.62)%              1.80 %
                                             12/31/00   (2.19)%          352             8.43 %              1.80 %
                                             12/31/99(1)  4.24 %          26            69.78 %              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL THIRD AVENUE VALUE SUBACCOUNT
      Class A...............   12/31/01     $ 14.07          (0.16)            0.84          $ 0.68         $ 14.75
                               12/31/00       10.51           0.49             3.07            3.56           14.07
                               12/31/99        9.20           0.15             1.16            1.31           10.51
                               12/31/98(1)     10.00         (0.08)           (0.72)          (0.80)           9.20
      Class B...............   12/31/01       14.00          (0.18)            0.84            0.66           14.66
                               12/31/00       10.48           0.52             3.00            3.52           14.00
                               12/31/99        9.19           0.14             1.15            1.29           10.48
                               12/31/98(1)     10.00         (0.09)           (0.72)          (0.81)           9.19
      Class C...............   12/31/01       14.23          (0.22)            0.85            0.63           14.86
                               12/31/00       10.66           0.83             2.74            3.57           14.23
                               12/31/99(1)     10.00          0.11             0.55            0.66           10.66
      Class D...............   12/31/01       14.24          (0.25)            0.86            0.61           14.85
                               12/31/00       10.66           0.42             3.16            3.58           14.24
                               12/31/99(1)     10.00          0.11             0.55            0.66           10.66
WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
      Class A...............   12/31/01       10.26           0.16             0.83            0.99           11.25
                               12/31/00        8.02           0.03             2.21            2.24           10.26
                               12/31/99        8.44           0.03            (0.45)          (0.42)           8.02
                               12/31/98(1)     10.00         (0.07)           (1.49)          (1.56)           8.44
      Class B...............   12/31/01       10.22           0.13             0.84            0.97           11.19
                               12/31/00        8.00           0.09             2.13            2.22           10.22
                               12/31/99        8.43           0.08            (0.51)          (0.43)           8.00
                               12/31/98(1)     10.00         (0.08)           (1.49)          (1.57)           8.43
      Class C...............   12/31/01       13.28           0.09             1.13            1.22           14.50
                               12/31/00       10.40          (0.06)            2.94            2.88           13.28
                               12/31/99(1)     10.00          0.00             0.40            0.40           10.40
      Class D...............   12/31/01       13.29           0.07             1.13            1.20           14.49
                               12/31/00       10.40          (0.12)            3.01            2.89           13.29
                               12/31/99(1)     10.00          0.00             0.40            0.40           10.40

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL THIRD AVENUE VALUE SUBACCOUNT
      Class A.............................   12/31/01    4.85 %    $  29,496            (1.14)%              1.25 %
                                             12/31/00   33.78 %       17,062             3.80 %              1.25 %
                                             12/31/99   14.28 %        5,309             1.58 %              1.25 %
                                             12/31/98(1) (7.99)%       5,921            (0.89)%              1.25 %
      Class B.............................   12/31/01    4.69 %       95,623            (1.28)%              1.40 %
                                             12/31/00   33.58 %       57,844             4.00 %              1.40 %
                                             12/31/99   14.11 %       10,148             1.54 %              1.40 %
                                             12/31/98(1) (8.13)%       9,419            (1.03)%              1.40 %
      Class C.............................   12/31/01    4.43 %        2,111            (1.36)%              1.65 %
                                             12/31/00   33.46 %          554             6.15 %              1.65 %
                                             12/31/99(1)  6.60 %          27            12.46 %              1.65 %
      Class D.............................   12/31/01    4.28 %          108            (1.71)%              1.80 %
                                             12/31/00   33.56 %           74             3.15 %              1.80 %
                                             12/31/99(1)  6.60 %          27            12.46 %              1.80 %
WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
      Class A.............................   12/31/01    9.67 %        4,559             1.48 %              1.25 %
                                             12/31/00   28.01 %        1,649             0.33 %              1.25 %
                                             12/31/99   (4.97)%          407             0.42 %              1.25 %
                                             12/31/98(1) (15.65)%         571           (1.26)%              1.25 %
      Class B.............................   12/31/01    9.51 %       26,918             1.24 %              1.40 %
                                             12/31/00   27.82 %       10,796             0.94 %              1.40 %
                                             12/31/99   (5.11)%        1,626             1.01 %              1.40 %
                                             12/31/98(1) (15.73)%       1,324           (1.41)%              1.40 %
      Class C.............................   12/31/01    9.24 %          552             0.64 %              1.65 %
                                             12/31/00   27.70 %          128            (0.54)%              1.65 %
                                             12/31/99(1)  3.98 %          26             0.00 %              1.65 %
      Class D.............................   12/31/01    9.07 %          158             0.48 %              1.80 %
                                             12/31/00   27.79 %          131            (0.97)%              1.80 %
                                             12/31/99(1)  3.98 %          26             0.00 %              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL GOLDMAN SACHS GROWTH SUBACCOUNT
      Class A...............   12/31/01     $ 10.58          (0.05)          (1.55)          $ (1.60)       $  8.98
                               12/31/00       11.65           0.02           (1.09)            (1.07)         10.58
                               12/31/99(1)     10.00         (0.09)           1.74              1.65          11.65
      Class B...............   12/31/01       10.56          (0.05)          (1.57)            (1.62)          8.94
                               12/31/00       11.64           0.02           (1.10)            (1.08)         10.56
                               12/31/99(1)     10.00         (0.10)           1.74              1.64          11.64
      Class C...............   12/31/01        9.72          (0.08)          (1.42)            (1.50)          8.22
                               12/31/00       10.73           0.05           (1.06)            (1.01)          9.72
                               12/31/99(1)     10.00          0.00            0.73              0.73          10.73
      Class D...............   12/31/01        9.73          (0.09)          (1.43)            (1.52)          8.21
                               12/31/00       10.73           0.00           (1.00)            (1.00)          9.73
                               12/31/99(1)     10.00          0.00            0.73              0.73          10.73
WRL MUNDER NET50 SUBACCOUNT
      Class A...............   12/31/01       11.47          (0.07)          (2.95)            (3.02)          8.45
                               12/31/00       11.64           0.19           (0.36)            (0.17)         11.47
                               12/31/99(1)     10.00          0.23            1.41              1.64          11.64
      Class B...............   12/31/01       11.44          (0.08)          (2.95)            (3.03)          8.41
                               12/31/00       11.63           0.17           (0.36)            (0.19)         11.44
                               12/31/99(1)     10.00          0.44            1.19              1.63          11.63
      Class C...............   12/31/01       10.70          (0.10)          (2.75)            (2.85)          7.85
                               12/31/00       10.89           0.05           (0.24)            (0.19)         10.70
                               12/31/99(1)     10.00          0.49            0.40              0.89          10.89
      Class D...............   12/31/01       10.71          (0.12)          (2.75)            (2.87)          7.84
                               12/31/00       10.89           0.02           (0.20)            (0.18)         10.71
                               12/31/99(1)     10.00          0.49            0.40              0.89          10.89
WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
      Class A...............   12/31/01        9.96          (0.07)          (0.46)            (0.53)          9.43
                               12/31/00        9.18          (0.08)           0.86              0.78           9.96
                               12/31/99(1)     10.00         (0.08)          (0.74)            (0.82)          9.18
      Class B...............   12/31/01        9.94          (0.09)          (0.46)            (0.55)          9.39
                               12/31/00        9.17          (0.09)           0.86              0.77           9.94
                               12/31/99(1)     10.00         (0.09)          (0.74)            (0.83)          9.17
      Class C...............   12/31/01       10.69          (0.13)          (0.49)            (0.62)         10.07
                               12/31/00        9.87          (0.12)           0.94              0.82          10.69
                               12/31/99(1)     10.00          0.00           (0.13)            (0.13)          9.87
      Class D...............   12/31/01       10.69          (0.15)          (0.48)            (0.63)         10.06
                               12/31/00        9.87          (0.09)           0.91              0.82          10.69
                               12/31/99(1)     10.00          0.00           (0.13)            (0.13)          9.87

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL GOLDMAN SACHS GROWTH SUBACCOUNT
      Class A.............................   12/31/01   (15.16)%    $  5,508            (0.59)%             1.25 %
                                             12/31/00   (9.16)%        2,254             0.18 %             1.25 %
                                             12/31/99(1) 16.52 %       1,317            (1.25)%             1.25 %
      Class B.............................   12/31/01   (15.29)%      18,852            (0.53)%             1.40 %
                                             12/31/00   (9.30)%       12,122             0.16 %             1.40 %
                                             12/31/99(1) 16.40 %       5,865            (1.40)%             1.40 %
      Class C.............................   12/31/01   (15.50)%         627            (0.86)%             1.65 %
                                             12/31/00   (9.38)%          278             0.52 %             1.65 %
                                             12/31/99(1)  7.31 %          27             0.00 %             1.65 %
      Class D.............................   12/31/01   (15.63)%          88            (1.07)%             1.80 %
                                             12/31/00   (9.32)%           98             0.03 %             1.80 %
                                             12/31/99(1)  7.31 %          27             0.00 %             1.80 %
WRL MUNDER NET50 SUBACCOUNT
      Class A.............................   12/31/01   (26.35)%       1,048            (0.73)%             1.25 %
                                             12/31/00   (1.50)%          697             1.62 %             1.25 %
                                             12/31/99(1) 16.42 %         429             3.36 %             1.25 %
      Class B.............................   12/31/01   (26.46)%       7,428            (0.86)%             1.40 %
                                             12/31/00   (1.65)%        4,708             1.45 %             1.40 %
                                             12/31/99(1) 16.31 %       1,935             6.35 %             1.40 %
      Class C.............................   12/31/01   (26.64)%         201            (1.20)%             1.65 %
                                             12/31/00   (1.74)%           96             0.44 %             1.65 %
                                             12/31/99(1)  8.91 %          27            54.08 %             1.65 %
      Class D.............................   12/31/01   (26.75)%          61            (1.31)%             1.80 %
                                             12/31/00   (1.67)%           75             0.19 %             1.80 %
                                             12/31/99(1)  8.91 %          27            54.08 %             1.80 %
WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
      Class A.............................   12/31/01   (5.36)%        7,190            (0.80)%             1.25 %
                                             12/31/00    8.50 %        3,778            (0.82)%             1.25 %
                                             12/31/99(1) (8.17)%       1,812            (1.25)%             1.25 %
      Class B.............................   12/31/01   (5.50)%       26,636            (0.95)%             1.40 %
                                             12/31/00    8.34 %       11,159            (0.93)%             1.40 %
                                             12/31/99(1) (8.27)%       6,346            (1.40)%             1.40 %
      Class C.............................   12/31/01   (5.74)%        1,473            (1.27)%             1.65 %
                                             12/31/00    8.24 %          260            (1.19)%             1.65 %
                                             12/31/99(1) (1.28)%          25             0.00 %             1.65 %
      Class D.............................   12/31/01   (5.88)%           46            (1.45)%             1.80 %
                                             12/31/00    8.32 %           40            (0.92)%             1.80 %
                                             12/31/99(1) (1.28)%          25             0.00 %             1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
      Class A...............   12/31/01     $ 12.42          (0.14)          (1.21)          $ (1.35)       $ 11.07
                               12/31/00       13.73          (0.01)          (1.30)            (1.31)         12.42
                               12/31/99(1)     10.00          0.47            3.26              3.73          13.73
      Class B...............   12/31/01       12.38          (0.15)          (1.20)            (1.35)         11.03
                               12/31/00       13.72          (0.03)          (1.31)            (1.34)         12.38
                               12/31/99(1)     10.00          0.36            3.36              3.72          13.72
      Class C...............   12/31/01       10.28          (0.15)          (1.00)            (1.15)          9.13
                               12/31/00       11.40          (0.05)          (1.07)            (1.12)         10.28
                               12/31/99(1)     10.00          0.35            1.05              1.40          11.40
      Class D...............   12/31/01       10.29          (0.16)          (1.01)            (1.17)          9.12
                               12/31/00       11.40          (0.04)          (1.07)            (1.11)         10.29
                               12/31/99(1)     10.00          0.35            1.05              1.40          11.40
WRL SALOMON ALL CAP SUBACCOUNT
      Class A...............   12/31/01       13.39           0.07            0.04              0.11          13.50
                               12/31/00       11.46           0.18            1.75              1.93          13.39
                               12/31/99(1)     10.00          0.37            1.09              1.46          11.46
      Class B...............   12/31/01       13.36           0.05            0.03              0.08          13.44
                               12/31/00       11.45           0.17            1.74              1.91          13.36
                               12/31/99(1)     10.00          0.40            1.05              1.45          11.45
      Class C...............   12/31/01       12.19          (0.01)           0.06              0.05          12.24
                               12/31/00       10.46           0.17            1.56              1.73          12.19
                               12/31/99(1)     10.00          0.34            0.12              0.46          10.46
      Class D...............   12/31/01       12.20          (0.04)           0.07              0.03          12.23
                               12/31/00       10.46           0.14            1.60              1.74          12.20
                               12/31/99(1)     10.00          0.34            0.12              0.46          10.46

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
      Class A.............................   12/31/01   (10.84)%   $   7,670            (1.25)%             1.25 %
                                             12/31/00   (9.59)%        6,379            (0.07)%             1.25 %
                                             12/31/99(1) 37.33 %       3,909             6.22 %             1.25 %
      Class B.............................   12/31/01   (10.97)%      21,765            (1.40)%             1.40 %
                                             12/31/00   (9.73)%       14,407            (0.23)%             1.40 %
                                             12/31/99(1) 37.19 %       4,930             4.79 %             1.40 %
      Class C.............................   12/31/01   (11.19)%         724            (1.65)%             1.65 %
                                             12/31/00   (9.81)%          415            (0.48)%             1.65 %
                                             12/31/99(1) 13.98 %          28            38.09 %             1.65 %
      Class D.............................   12/31/01   (11.33)%          25            (1.80)%             1.80 %
                                             12/31/00   (9.75)%           26            (0.37)%             1.80 %
                                             12/31/99(1) 13.98 %          28            38.09 %             1.80 %
WRL SALOMON ALL CAP SUBACCOUNT
      Class A.............................   12/31/01    0.82 %       34,009             0.51 %             1.25 %
                                             12/31/00   16.83 %       11,475             1.40 %             1.25 %
                                             12/31/99(1) 14.60 %       1,374             5.20 %             1.25 %
      Class B.............................   12/31/01    0.67 %      141,303             0.38 %             1.40 %
                                             12/31/00   16.65 %       54,870             1.30 %             1.40 %
                                             12/31/99(1) 14.49 %       4,867             5.63 %             1.40 %
      Class C.............................   12/31/01    0.41 %        3,718            (0.05)%             1.65 %
                                             12/31/00   16.55 %        1,127             1.43 %             1.65 %
                                             12/31/99(1)  4.59 %          26            38.27 %             1.65 %
      Class D.............................   12/31/01    0.26 %          400            (0.31)%             1.80 %
                                             12/31/00   16.63 %          354             1.20 %             1.80 %
                                             12/31/99(1)  4.59 %          26            38.27 %             1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
      Class A...............   12/31/01     $ 14.92          (0.14)          (5.34)          $ (5.48)       $  9.44
                               12/31/00       17.65          (0.02)          (2.71)            (2.73)         14.92
                               12/31/99(1)     10.00         (0.02)           7.67              7.65          17.65
      Class B...............   12/31/01       14.89          (0.15)          (5.34)            (5.49)          9.40
                               12/31/00       17.63          (0.05)          (2.69)            (2.74)         14.89
                               12/31/99(1)     10.00         (0.02)           7.65              7.63          17.63
      Class C...............   12/31/01       10.20          (0.12)          (3.65)            (3.77)          6.43
                               12/31/00       12.09          (0.05)          (1.84)            (1.89)         10.20
                               12/31/99(1)     10.00          0.03            2.06              2.09          12.09
      Class D...............   12/31/01       10.21          (0.13)          (3.66)            (3.79)          6.42
                               12/31/00       12.09          (0.05)          (1.83)            (1.88)         10.21
                               12/31/99(1)     10.00          0.03            2.06              2.09          12.09
WRL DREYFUS MID CAP SUBACCOUNT
      Class A...............   12/31/01       11.85           0.00           (0.60)            (0.60)         11.25
                               12/31/00       10.63           0.15            1.07              1.22          11.85
                               12/31/99(1)     10.00         (0.08)           0.71              0.63          10.63
      Class B...............   12/31/01       11.82          (0.01)          (0.61)            (0.62)         11.20
                               12/31/00       10.62           0.21            0.99              1.20          11.82
                               12/31/99(1)     10.00         (0.09)           0.71              0.62          10.62
      Class C...............   12/31/01       11.69          (0.06)          (0.58)            (0.64)         11.05
                               12/31/00       10.51           0.26            0.92              1.18          11.69
                               12/31/99(1)     10.00          0.00            0.51              0.51          10.51
      Class D...............   12/31/01       11.70          (0.07)          (0.59)            (0.66)         11.04
                               12/31/00       10.51           0.04            1.15              1.19          11.70
                               12/31/99(1)     10.00          0.00            0.51              0.51          10.51
WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
      Class A...............   12/31/01        8.95          (0.10)          (0.93)            (1.03)          7.92
                               12/31/00(1)     10.00         (0.08)          (0.97)            (1.05)          8.95
      Class B...............   12/31/01        8.95          (0.11)          (0.94)            (1.05)          7.90
                               12/31/00(1)     10.00         (0.09)          (0.96)            (1.05)          8.95
      Class C...............   12/31/01        8.93          (0.13)          (0.93)            (1.06)          7.87
                               12/31/00(1)     10.00         (0.11)          (0.96)            (1.07)          8.93
      Class D...............   12/31/01        8.92          (0.14)          (0.93)            (1.07)          7.85
                               12/31/00(1)     10.00         (0.12)          (0.96)            (1.08)          8.92

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
      Class A.............................   12/31/01   (36.72)%   $   8,978             (1.25)%             1.25 %
                                             12/31/00   (15.46)%      22,718             (0.12)%             1.25 %
                                             12/31/99(1) 76.51 %       6,660             (0.22)%             1.25 %
      Class B.............................   12/31/01   (36.82)%      71,192             (1.40)%             1.40 %
                                             12/31/00   (15.58)%     136,151             (0.26)%             1.40 %
                                             12/31/99(1) 76.33 %      25,604             (0.26)%             1.40 %
      Class C.............................   12/31/01   (36.98)%       1,577             (1.65)%             1.65 %
                                             12/31/00   (15.66)%       1,787             (0.36)%             1.65 %
                                             12/31/99(1) 20.92 %          30              3.47 %             1.65 %
      Class D.............................   12/31/01   (37.07)%         264             (1.80)%             1.80 %
                                             12/31/00   (15.60)%         355             (0.35)%             1.80 %
                                             12/31/99(1) 20.92 %          30              3.47 %             1.80 %
WRL DREYFUS MID CAP SUBACCOUNT
      Class A.............................   12/31/01   (5.14)%        3,441             (0.01)%             1.25 %
                                             12/31/00   11.52 %        1,839              1.25 %             1.25 %
                                             12/31/99(1)  6.30 %         800             (1.25)%             1.25 %
      Class B.............................   12/31/01   (5.28)%       20,985             (0.10)%             1.40 %
                                             12/31/00   11.35 %       10,671              1.78 %             1.40 %
                                             12/31/99(1)  6.20 %       2,227             (1.40)%             1.40 %
      Class C.............................   12/31/01   (5.52)%          535             (0.43)%             1.65 %
                                             12/31/00   11.25 %          293              2.27 %             1.65 %
                                             12/31/99(1)  5.10 %          26              0.00 %             1.65 %
      Class D.............................   12/31/01   (5.66)%           34             (0.67)%             1.80 %
                                             12/31/00   11.33 %           35              0.38 %             1.80 %
                                             12/31/99(1)  5.10 %          26              0.00 %             1.80 %
WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
      Class A.............................   12/31/01   (11.52)%       1,075             (1.25)%             1.25 %
                                             12/31/00(1) (10.46)%         730            (1.25)%             1.25 %
      Class B.............................   12/31/01   (11.66)%       5,135             (1.40)%             1.40 %
                                             12/31/00(1) (10.55)%       3,755            (1.40)%             1.40 %
      Class C.............................   12/31/01   (11.88)%         142             (1.64)%             1.65 %
                                             12/31/00(1) (10.70)%         114            (1.65)%             1.65 %
      Class D.............................   12/31/01   (12.01)%          68             (1.80)%             1.80 %
                                             12/31/00(1) (10.79)%          27            (1.80)%             1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                          ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                          UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                 YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                               --------   ------------   -------------   --------------   -------------   ------------
WRL GREAT COMPANIES - AMERICA(SM) SUBACCOUNT
      Class A...............   12/31/01     $ 11.28          (0.09)          (1.40)          $ (1.49)       $  9.79
                               12/31/00(1)     10.00         (0.09)           1.37              1.28          11.28
      Class B...............   12/31/01       11.27          (0.10)          (1.41)            (1.51)          9.76
                               12/31/00(1)     10.00         (0.10)           1.37              1.27          11.27
      Class C...............   12/31/01       11.25          (0.13)          (1.40)            (1.53)          9.72
                               12/31/00(1)     10.00         (0.12)           1.37              1.25          11.25
      Class D...............   12/31/01       11.24          (0.15)          (1.39)            (1.54)          9.70
                               12/31/00(1)     10.00         (0.13)           1.37              1.24          11.24
WRL GREAT COMPANIES - TECHNOLOGY(SM) SUBACCOUNT
      Class A...............   12/31/01        6.68          (0.06)          (2.46)            (2.52)          4.16
                               12/31/00(1)     10.00         (0.07)          (3.25)            (3.32)          6.68
      Class B...............   12/31/01        6.68          (0.07)          (2.46)            (2.53)          4.15
                               12/31/00(1)     10.00         (0.08)          (3.24)            (3.32)          6.68
      Class C...............   12/31/01        6.67          (0.07)          (2.47)            (2.54)          4.13
                               12/31/00(1)     10.00         (0.09)          (3.24)            (3.33)          6.67
      Class D...............   12/31/01        6.66          (0.08)          (2.46)            (2.54)          4.12
                               12/31/00(1)     10.00         (0.10)          (3.24)            (3.34)          6.66
WRL GREAT COMPANIES - GLOBAL(2) SUBACCOUNT
      Class A...............   12/31/01        8.50          (0.08)          (1.44)            (1.52)          6.98
                               12/31/00(1)     10.00         (0.04)          (1.46)            (1.50)          8.50
      Class B...............   12/31/01        8.50          (0.09)          (1.44)            (1.53)          6.97
                               12/31/00(1)     10.00         (0.04)          (1.46)            (1.50)          8.50
      Class C...............   12/31/01        8.49          (0.11)          (1.43)            (1.54)          6.95
                               12/31/00(1)     10.00         (0.05)          (1.46)            (1.51)          8.49
      Class D...............   12/31/01        8.49          (0.13)          (1.43)            (1.56)          6.93
                               12/31/00(1)     10.00         (0.05)          (1.46)            (1.51)          8.49

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                   NET ASSETS       RATIO OF NET
                                                                   AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                               YEAR     TOTAL         YEAR        (LOSS) TO AVERAGE      TO AVERAGE
                                              ENDED     RETURN   (IN THOUSANDS)      NET ASSETS          NET ASSETS
                                             --------   ------   --------------   -----------------   -----------------
WRL GREAT COMPANIES - AMERICA(SM) SUBACCOUNT
      Class A.............................   12/31/01   (13.29)%    $ 19,052            (0.91)%              1.25 %
                                             12/31/00(1) 12.85 %       8,647            (1.25)%              1.25 %
      Class B.............................   12/31/01   (13.42)%      97,739            (1.05)%              1.40 %
                                             12/31/00(1) 12.73 %      62,872            (1.40)%              1.40 %
      Class C.............................   12/31/01   (13.63)%      15,139            (1.40)%              1.65 %
                                             12/31/00(1) 12.54 %       3,035            (1.65)%              1.65 %
      Class D.............................   12/31/01   (13.76)%         322            (1.50)%              1.80 %
                                             12/31/00(1) 12.43 %         415            (1.80)%              1.80 %
WRL GREAT COMPANIES - TECHNOLOGY(SM) SUBACCOUNT
      Class A.............................   12/31/01   (37.73)%       3,193            (1.25)%              1.25 %
                                             12/31/00(1) (33.17)%       2,489           (1.25)%              1.25 %
      Class B.............................   12/31/01   (37.82)%      21,142            (1.40)%              1.40 %
                                             12/31/00(1) (33.23)%      18,603           (1.40)%              1.40 %
      Class C.............................   12/31/01   (37.98)%       1,676            (1.65)%              1.65 %
                                             12/31/00(1) (33.35)%         288           (1.65)%              1.65 %
      Class D.............................   12/31/01   (38.07)%         113            (1.80)%              1.80 %
                                             12/31/00(1) (33.41)%         132           (1.80)%              1.80 %
WRL GREAT COMPANIES - GLOBAL(2) SUBACCOUNT
      Class A.............................   12/31/01   (17.87)%       1,743            (1.21)%              1.25 %
                                             12/31/00(1) (14.95)%       1,088           (1.25)%              1.25 %
      Class B.............................   12/31/01   (17.99)%       8,817            (1.36)%              1.40 %
                                             12/31/00(1) (14.96)%       3,093           (1.40)%              1.40 %
      Class C.............................   12/31/01   (18.20)%       1,101            (1.61)%              1.65 %
                                             12/31/00(1) (15.07)%         165           (1.65)%              1.65 %
      Class D.............................   12/31/01   (18.32)%          17            (1.78)%              1.80 %
                                             12/31/00(1) (15.11)%          21           (1.80)%              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                                UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                       YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                      ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                                     --------   ------------   -------------   --------------   -------------   ------------
WRL GABELLI GLOBAL GROWTH SUBACCOUNT
      Class A......................  12/31/01     $  9.06          (0.09)           (0.93)         $ (1.02)       $  8.04
                                     12/31/00(1)     10.00         (0.04)           (0.90)           (0.94)          9.06
      Class B......................  12/31/01        9.06          (0.10)           (0.93)           (1.03)          8.03
                                     12/31/00(1)     10.00         (0.04)           (0.90)           (0.94)          9.06
      Class C......................  12/31/01        9.05          (0.12)           (0.93)           (1.05)          8.00
                                     12/31/00(1)     10.00         (0.05)           (0.90)           (0.95)          9.05
      Class D......................  12/31/01        9.04          (0.14)           (0.92)           (1.06)          7.98
                                     12/31/00(1)     10.00         (0.06)           (0.90)           (0.96)          9.04
WRL LKCM CAPITAL GROWTH SUBACCOUNT
      Class A......................  12/31/01       11.18           0.00            (4.45)           (4.45)          6.73
                                     12/31/00(1)     10.00         (0.01)            1.19             1.18          11.18
      Class B......................  12/31/01       11.18          (0.02)           (4.44)           (4.46)          6.72
                                     12/31/00(1)     10.00         (0.01)            1.19             1.18          11.18
      Class C......................  12/31/01       11.17          (0.03)           (4.43)           (4.46)          6.71
                                     12/31/00(1)     10.00         (0.02)            1.19             1.17          11.17
      Class D......................  12/31/01       11.17          (0.05)           (4.43)           (4.48)          6.69
                                     12/31/00(1)     10.00         (0.02)            1.19             1.17          11.17
FIDELITY VIP III GROWTH OPPORTUNITIES SUBACCOUNT
      Class A......................  12/31/01        8.54          (0.07)           (1.27)           (1.34)          7.20
                                     12/31/00(1)     10.00         (0.08)           (1.38)           (1.46)          8.54
      Class B......................  12/31/01        8.54          (0.08)           (1.28)           (1.36)          7.18
                                     12/31/00(1)     10.00         (0.09)           (1.37)           (1.46)          8.54
      Class C......................  12/31/01        8.52          (0.10)           (1.27)           (1.37)          7.15
                                     12/31/00(1)     10.00         (0.10)           (1.38)           (1.48)          8.52
      Class D......................  12/31/01        8.51          (0.10)           (1.27)           (1.37)          7.14
                                     12/31/00(1)     10.00         (0.11)           (1.38)           (1.49)          8.51

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                  NET ASSETS       RATIO OF NET
                                                                  AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                             YEAR      TOTAL         YEAR        (LOSS) TO AVERAGE       TO AVERAGE
                                            ENDED      RETURN   (IN THOUSANDS)      NET ASSETS           NET ASSETS
                                           --------    ------   --------------   -----------------   ------------------
WRL GABELLI GLOBAL GROWTH SUBACCOUNT
      Class A............................  12/31/01    (11.23)%    $  6,521            (1.13)%              1.25 %
                                           12/31/00(1) (9.38)%        1,403            (1.25)%              1.25 %
      Class B............................  12/31/01    (11.36)%      39,787            (1.25)%              1.40 %
                                           12/31/00(1) (9.45)%        8,995            (1.40)%              1.40 %
      Class C............................  12/31/01    (11.59)%       1,926            (1.51)%              1.65 %
                                           12/31/00(1) (9.50)%          277            (1.65)%              1.65 %
      Class D............................  12/31/01    (11.72)%         109            (1.68)%              1.80 %
                                           12/31/00(1) (9.60)%          183            (1.80)%              1.80 %
WRL LKCM CAPITAL GROWTH SUBACCOUNT
      Class A............................  12/31/01    (39.76)%       1,101             0.01%               1.25 %
                                           12/31/00(1) 11.79%           158            (1.25)%              1.25 %
      Class B............................  12/31/01    (39.85)%       3,773            (0.26)%              1.40 %
                                           12/31/00(1) 11.77%           349            (1.40)%              1.40 %
      Class C............................  12/31/01    (40.00)%         316            (0.37)%              1.65 %
                                           12/31/00(1) 11.75%           148            (1.65)%              1.65 %
      Class D............................  12/31/01    (40.09)%          84            (0.58)%              1.80 %
                                           12/31/00(1) 11.74%           140            (1.80)%              1.80 %
FIDELITY VIP III GROWTH OPPORTUNITIES SUBACCOUNT
      Class A............................  12/31/01    (15.70)%       1,206            (1.01)%              1.25 %
                                           12/31/00(1) (14.56)%         743            (1.25)%              1.25 %
      Class B............................  12/31/01    (15.83)%       5,079            (1.15)%              1.40 %
                                           12/31/00(1) (14.65)%       2,845            (1.40)%              1.40 %
      Class C............................  12/31/01    (16.04)%         287             1.36%               1.65 %
                                           12/31/00(1) (14.79)%         128            (1.65)%              1.65 %
      Class D............................  12/31/01    (16.16)%          33            (1.40)%              1.80 %
                                           12/31/00(1) (14.88)%          40            (1.80)%              1.80 %

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                ACCUMULATION                    NET REALIZED         NET        ACCUMULATION
                                                UNIT VALUE,         NET        AND UNREALIZED   INCOME (LOSS)   UNIT VALUE,
                                       YEAR      BEGINNING      INVESTMENT      GAIN (LOSS)         FROM            END
                                      ENDED       OF YEAR      INCOME (LOSS)   ON INVESTMENT     OPERATIONS       OF YEAR
                                     --------   ------------   -------------   --------------   -------------   ------------
FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT
      Class A......................  12/31/01     $  9.36          (0.07)          (1.20)          $ (1.27)       $  8.09
                                     12/31/00(1)     10.00         (0.08)          (0.56)            (0.64)          9.36
      Class B......................  12/31/01        9.35          (0.07)          (1.21)            (1.28)          8.07
                                     12/31/00(1)     10.00         (0.09)          (0.56)            (0.65)          9.35
      Class C......................  12/31/01        9.34          (0.08)          (1.22)            (1.30)          8.04
                                     12/31/00(1)     10.00         (0.11)          (0.55)            (0.66)          9.34
      Class D......................  12/31/01        9.33          (0.08)          (1.23)            (1.31)          8.02
                                     12/31/00(1)     10.00         (0.12)          (0.55)            (0.67)          9.33
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
      Class A......................  12/31/01       10.96          (0.08)          (0.62)            (0.70)         10.26
                                     12/31/00(1)     10.00         (0.09)           1.05              0.96          10.96
      Class B......................  12/31/01       10.95          (0.09)          (0.62)            (0.71)         10.24
                                     12/31/00(1)     10.00         (0.10)           1.05              0.95          10.95
      Class C......................  12/31/01       10.94          (0.01)          (0.74)            (0.75)         10.19
                                     12/31/00(1)     10.00         (0.12)           1.06              0.94          10.94
      Class D......................  12/31/01       10.92          (0.01)          (0.74)            (0.75)         10.17
                                     12/31/00(1)     10.00         (0.13)           1.05              0.92          10.92

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)


                                                                  NET ASSETS       RATIO OF NET
                                                                  AT END OF      INVESTMENT INCOME   RATIO OF EXPENSES
                                             YEAR      TOTAL         YEAR        (LOSS) TO AVERAGE       TO AVERAGE
                                            ENDED      RETURN   (IN THOUSANDS)      NET ASSETS           NET ASSETS
                                           --------    ------   --------------   -----------------   ------------------
FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT
      Class A............................  12/31/01    (13.56)%    $  2,386            (0.88)%              1.25 %
                                           12/31/00(1) (6.38)%        1,015            (1.25)%              1.25 %
      Class B............................  12/31/01    (13.69)%      11,282            (0.91)%              1.40 %
                                           12/31/00(1) (6.48)%        5,383            (1.40)%              1.40 %
      Class C............................  12/31/01    (13.90)%         609             1.52%               1.65 %
                                           12/31/00(1) (6.63)%          409            (1.65)%              1.65 %
      Class D............................  12/31/01    (14.03)%          80            (1.03)%              1.80 %
                                           12/31/00(1) (6.73)%           80            (1.80)%              1.80 %
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
      Class A............................  12/31/01    (6.40)%        6,937            (0.74)%              1.25 %
                                           12/31/00(1)  9.65%           922            (1.25)%              1.25 %
      Class B............................  12/31/01    (6.54)%       17,834            (0.84)%              1.40 %
                                           12/31/00(1)  9.54%         2,750            (1.40)%              1.40 %
      Class C............................  12/31/01    (6.78)%        1,232            (0.09)%              1.65 %
                                           12/31/00(1) (9.35)%          119            (1.65)%              1.65 %
      Class D............................  12/31/01    (6.92)%           38            (0.09)%              1.80 %
                                           12/31/00(1)  9.24%            39            (1.80)%              1.80 %

Per unit information has been computed using average units outstanding throughout the year. Total return is not annualized for periods less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods less than one year. The expense ratio considers only the expenses borne directly by the separate account and excludes expenses incurred indirectly by the underlying funds.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- EQUITY TRANSACTIONS
       (ALL AMOUNTS IN THOUSANDS)

UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
      Class A....................   12/31/01           3,863             11,607          (10,581)            4,889
                                    12/31/00           6,518             14,941          (17,596)            3,863
      Class B....................   12/31/01          15,661            106,519          (99,596)           22,584
                                    12/31/00          21,724            132,002         (138,065)           15,661
      Class C....................   12/31/01             230              1,639           (1,150)              719
                                    12/31/00               3                632             (405)              230
      Class D....................   12/31/01              53                 94              (96)               51
                                    12/31/00               3                118              (68)               53
WRL AEGON BOND SUBACCOUNT
      Class A....................   12/31/01           1,557              1,301             (838)            2,020
                                    12/31/00           1,843                548             (834)            1,557
      Class B....................   12/31/01           5,245             10,094           (5,718)            9,621
                                    12/31/00           6,281              2,340           (3,376)            5,245
      Class C....................   12/31/01              22                365             (149)              238
                                    12/31/00               3                 26               (7)               22
      Class D....................   12/31/01               3                  7               (7)                3
                                    12/31/00               3                  0                0                 3
WRL JANUS GROWTH SUBACCOUNT
      Class A....................   12/31/01          10,631              1,017           (3,009)            8,639
                                    12/31/00          11,831              1,124           (2,324)           10,631
      Class B....................   12/31/01          34,642             10,798          (16,191)           29,249
                                    12/31/00          32,275             13,847          (11,480)           34,642
      Class C....................   12/31/01             805              1,026             (491)            1,340
                                    12/31/00               3                893              (91)              805
      Class D....................   12/31/01             111                 36              (35)              112
                                    12/31/00               3                119              (11)              111
WRL JANUS GLOBAL SUBACCOUNT
      Class A....................   12/31/01           8,269                548           (2,437)            6,380
                                    12/31/00           8,767              1,363           (1,861)            8,269
      Class B....................   12/31/01          20,630              9,573          (14,452)           15,751
                                    12/31/00          18,875             14,417          (12,662)           20,630
      Class C....................   12/31/01             376                 34             (113)              297
                                    12/31/00               3                440              (67)              376
      Class D....................   12/31/01              43                  3              (12)               34
                                    12/31/00               3                 48               (8)               43
WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
      Class A....................   12/31/01           6,572                476           (1,869)            5,179
                                    12/31/00           7,040              1,171           (1,639)            6,572
      Class B....................   12/31/01          14,889              3,324           (6,417)           11,796
                                    12/31/00          16,137              6,441           (7,689)           14,889
      Class C....................   12/31/01             170                216             (110)              276
                                    12/31/00               3                216              (49)              170
      Class D....................   12/31/01              21                 11              (13)               19
                                    12/31/00               3                 28              (10)               21

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
      Class A....................   12/31/01           5,868              1,022           (2,411)            4,479
                                    12/31/00           6,154              2,342           (2,628)            5,868
      Class B....................   12/31/01          16,201              7,222          (10,198)           13,225
                                    12/31/00          14,179             14,702          (12,680)           16,201
      Class C....................   12/31/01             400                535             (295)              640
                                    12/31/00               3                453              (56)              400
      Class D....................   12/31/01              77                 14              (20)               71
                                    12/31/00               3                 82               (8)               77
WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
      Class A....................   12/31/01           3,837                547           (1,543)            2,841
                                    12/31/00           3,898              1,106           (1,167)            3,837
      Class B....................   12/31/01          16,289              4,140           (7,047)           13,382
                                    12/31/00          13,252              8,606           (5,569)           16,289
      Class C....................   12/31/01             274                249             (140)              383
                                    12/31/00               3                341              (70)              274
      Class D....................   12/31/01              50                 15              (18)               47
                                    12/31/00               3                 56               (9)               50
WRL AEGON BALANCED SUBACCOUNT
      Class A....................   12/31/01           1,174                207             (360)            1,021
                                    12/31/00           1,453                249             (528)            1,174
      Class B....................   12/31/01           4,476              1,661           (1,801)            4,336
                                    12/31/00           4,467              1,774           (1,765)            4,476
      Class C....................   12/31/01              29                 72              (38)               63
                                    12/31/00               3                 34               (8)               29
      Class D....................   12/31/01               8                  4               (5)                7
                                    12/31/00               3                  7               (2)                8
WRL FEDERATED GROWTH & INCOME SUBACCOUNT
      Class A....................   12/31/01             981              1,834           (1,009)            1,806
                                    12/31/00             742                887             (648)              981
      Class B....................   12/31/01           3,893              9,022           (4,978)            7,937
                                    12/31/00           3,024              2,990           (2,121)            3,893
      Class C....................   12/31/01              24                317              (86)              255
                                    12/31/00               3                 28               (7)               24
      Class D....................   12/31/01               4                  4               (5)                3
                                    12/31/00               3                  2               (1)                4
WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
      Class A....................   12/31/01           2,770                988           (1,249)            2,509
                                    12/31/00           3,845                441           (1,516)            2,770
      Class B....................   12/31/01           7,317              4,489           (3,750)            8,056
                                    12/31/00          10,939              1,670           (5,292)            7,317
      Class C....................   12/31/01              22                182              (57)              147
                                    12/31/00               3                 26               (7)               22
      Class D....................   12/31/01               4                  2               (4)                2
                                    12/31/00               3                  2               (1)                4

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL C.A.S.E. GROWTH SUBACCOUNT
      Class A....................   12/31/01             623                402             (562)              463
                                    12/31/00             684                476             (537)              623
      Class B....................   12/31/01           3,051              1,912           (2,279)            2,684
                                    12/31/00           3,137              2,038           (2,124)            3,051
      Class C....................   12/31/01              18                 90              (64)               44
                                    12/31/00               3                 20               (5)               18
      Class D....................   12/31/01               7                  6               (5)                8
                                    12/31/00               3                  7               (3)                7
WRL NWQ VALUE EQUITY SUBACCOUNT
      Class A....................   12/31/01           2,117                564             (761)            1,920
                                    12/31/00           2,371                921           (1,175)            2,117
      Class B....................   12/31/01           5,064              3,466           (3,323)            5,207
                                    12/31/00           5,579              4,189           (4,704)            5,064
      Class C....................   12/31/01              13                130              (30)              113
                                    12/31/00               3                 12               (2)               13
      Class D....................   12/31/01               7                 16              (17)                6
                                    12/31/00               3                  6               (2)                7
WRL INTERNATIONAL EQUITY SUBACCOUNT
      Class A....................   12/31/01             482                246             (310)              418
                                    12/31/00             403                317             (238)              482
      Class B....................   12/31/01           1,769             10,240          (10,194)            1,815
                                    12/31/00           1,408              1,304             (943)            1,769
      Class C....................   12/31/01              29                 61              (19)               71
                                    12/31/00               3                 28               (2)               29
      Class D....................   12/31/01              17                 10               (6)               21
                                    12/31/00               3                 18               (4)               17
WRL GE U.S. EQUITY SUBACCOUNT
      Class A....................   12/31/01           2,325                612             (882)            2,055
                                    12/31/00           1,823              1,362             (860)            2,325
      Class B....................   12/31/01           7,666              2,730           (3,623)            6,773
                                    12/31/00           6,781              4,570           (3,685)            7,666
      Class C....................   12/31/01              86                112              (38)              160
                                    12/31/00               3                102              (19)               86
      Class D....................   12/31/01              35                 34               (5)               64
                                    12/31/00               3                 34               (2)               35
WRL THIRD AVENUE VALUE SUBACCOUNT
      Class A....................   12/31/01           1,213              1,966           (1,179)            2,000
                                    12/31/00             505              1,271             (563)            1,213
      Class B....................   12/31/01           4,130              6,684           (4,292)            6,522
                                    12/31/00             968              5,794           (2,632)            4,130
      Class C....................   12/31/01              39                150              (47)              142
                                    12/31/00               3                 40               (4)               39
      Class D....................   12/31/01               5                  6               (4)                7
                                    12/31/00               3                  3               (1)                5

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
      Class A....................   12/31/01             161                516             (272)              405
                                    12/31/00              51                308             (198)              161
      Class B....................   12/31/01           1,056              3,170           (1,821)            2,405
                                    12/31/00             203              2,088           (1,235)            1,056
      Class C....................   12/31/01              10                 47              (19)               38
                                    12/31/00               3                 10               (3)               10
      Class D....................   12/31/01              10                  9               (8)               11
                                    12/31/00               3                 12               (5)               10
WRL GOLDMAN SACHS GROWTH SUBACCOUNT
      Class A....................   12/31/01             213                617             (217)              613
                                    12/31/00             114                289             (190)              213
      Class B....................   12/31/01           1,148              2,373           (1,413)            2,108
                                    12/31/00             504              1,131             (487)            1,148
      Class C....................   12/31/01              29                 58              (11)               76
                                    12/31/00               3                 33               (7)               29
      Class D....................   12/31/01              10                  2               (1)               11
                                    12/31/00               3                  8               (1)               10
WRL MUNDER NET50 SUBACCOUNT
      Class A....................   12/31/01              61                343             (280)              124
                                    12/31/00              37                 71              (47)               61
      Class B....................   12/31/01             411              1,225             (753)              883
                                    12/31/00             166                495             (250)              411
      Class C....................   12/31/01               9                 24               (7)               26
                                    12/31/00               3                 10               (4)                9
      Class D....................   12/31/01               7                  3               (2)                8
                                    12/31/00               3                  7               (3)                7
WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
      Class A....................   12/31/01             379                830             (447)              762
                                    12/31/00             198                383             (202)              379
      Class B....................   12/31/01           1,123              2,891           (1,178)            2,836
                                    12/31/00             692                993             (562)            1,123
      Class C....................   12/31/01              24                126               (4)              146
                                    12/31/00               3                 26               (5)               24
      Class D....................   12/31/01               4                  1                0                 5
                                    12/31/00               3                  3               (2)                4
WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
      Class A....................   12/31/01             514                573             (394)              693
                                    12/31/00             285                577             (348)              514
      Class B....................   12/31/01           1,163              3,853           (3,042)            1,974
                                    12/31/00             359              1,470             (666)            1,163
      Class C....................   12/31/01              40                 62              (23)               79
                                    12/31/00               3                 42               (5)               40
      Class D....................   12/31/01               3                  0                0                 3
                                    12/31/00               3                  0                0                 3

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL SALOMON ALL CAP SUBACCOUNT
      Class A....................   12/31/01             857              2,988           (1,326)            2,519
                                    12/31/00             120                877             (140)              857
      Class B....................   12/31/01           4,108             12,210           (5,808)           10,510
                                    12/31/00             425              5,532           (1,849)            4,108
      Class C....................   12/31/01              93                299              (88)              304
                                    12/31/00               3                 98               (8)               93
      Class D....................   12/31/01              29                 13               (9)               33
                                    12/31/00               3                 28               (2)               29
WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
      Class A....................   12/31/01           1,522              1,164           (1,735)              951
                                    12/31/00             377              1,904             (759)            1,522
      Class B....................   12/31/01           9,147              8,099           (9,676)            7,570
                                    12/31/00           1,452             13,706           (6,011)            9,147
      Class C....................   12/31/01             175                222             (152)              245
                                    12/31/00               3                202              (30)              175
      Class D....................   12/31/01              35                 13               (7)               41
                                    12/31/00               3                 36               (4)               35
WRL DREYFUS MID CAP SUBACCOUNT
      Class A....................   12/31/01             155                398             (247)              306
                                    12/31/00              76                259             (180)              155
      Class B....................   12/31/01             902              1,917             (945)            1,874
                                    12/31/00             210              1,258             (566)              902
      Class C....................   12/31/01              25                 46              (23)               48
                                    12/31/00               3                 25               (3)               25
      Class D....................   12/31/01               4                  0               (1)                3
                                    12/31/00               3                  1                0                 4
WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
      Class A....................   12/31/01              81                170             (115)              136
                                    12/31/00(1)             0                92              (11)               81
      Class B....................   12/31/01             420                704             (474)              650
                                    12/31/00(1)             0               467              (47)              420
      Class C....................   12/31/01              13                 53              (48)               18
                                    12/31/00(1)             0                13                0                13
      Class D....................   12/31/01               4                  6               (1)                9
                                    12/31/00(1)             0                 4                0                 4
WRL GREAT COMPANIES -- AMERICA(SM)
  SUBACCOUNT
      Class A....................   12/31/01             766              2,063             (882)            1,947
                                    12/31/00(1)             0               859              (93)              766
      Class B....................   12/31/01           5,577              9,342           (4,905)           10,014
                                    12/31/00(1)             0             6,297             (720)            5,577
      Class C....................   12/31/01             270              1,782             (494)            1,558
                                    12/31/00(1)             0               274               (4)              270
      Class D....................   12/31/01              37                 13              (17)               33
                                    12/31/00(1)             0                41               (4)               37

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
      Class A....................   12/31/01             372              1,155             (760)              767
                                    12/31/00(1)             0               695             (323)              372
      Class B....................   12/31/01           2,786              6,226           (3,919)            5,093
                                    12/31/00(1)             0             3,616             (830)            2,786
      Class C....................   12/31/01              43                452              (90)              405
                                    12/31/00(1)             0                43                0                43
      Class D....................   12/31/01              20                 24              (16)               28
                                    12/31/00(1)             0                26               (6)               20
WRL GREAT COMPANIES -- GLOBAL(2) SUBACCOUNT
      Class A....................   12/31/01             128                395             (273)              250
                                    12/31/00(1)             0               137               (9)              128
      Class B....................   12/31/01             364              1,640             (740)            1,264
                                    12/31/00(1)             0               395              (31)              364
      Class C....................   12/31/01              20                196              (58)              158
                                    12/31/00(1)             0                20                0                20
      Class D....................   12/31/01               3                  0                0                 3
                                    12/31/00(1)             0                 3                0                 3
WRL GABELLI GLOBAL GROWTH SUBACCOUNT
      Class A....................   12/31/01             155                839             (183)              811
                                    12/31/00(1)             0               175              (20)              155
      Class B....................   12/31/01             993             10,877           (6,913)            4,957
                                    12/31/00(1)             0             1,400             (407)              993
      Class C....................   12/31/01              31                273              (63)              241
                                    12/31/00(1)             0                31                0                31
      Class D....................   12/31/01              20                  4              (10)               14
                                    12/31/00(1)             0                23               (3)               20
WRL LKCM CAPITAL GROWTH SUBACCOUNT
      Class A....................   12/31/01              14                189              (40)              163
                                    12/31/00(1)             0                14                0                14
      Class B....................   12/31/01              31                629              (99)              561
                                    12/31/00(1)             0                32               (1)               31
      Class C....................   12/31/01              13                 34                0                47
                                    12/31/00(1)             0                13                0                13
      Class D....................   12/31/01              13                  0                0                13
                                    12/31/00(1)             0                13                0                13
FIDELITY VIP III GROWTH OPPORTUNITIES
  SUBACCOUNT
      Class A....................   12/31/01              87                365             (285)              167
                                    12/31/00(1)             0               134              (47)               87
      Class B....................   12/31/01             333                824             (450)              707
                                    12/31/00(1)             0               352              (19)              333
      Class C....................   12/31/01              15                 26               (1)               40
                                    12/31/00(1)             0                16               (1)               15
      Class D....................   12/31/01               5                  0                0                 5
                                    12/31/00(1)             0                 9               (4)                5

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


UNIT ACTIVITY:
--------------                        YEAR     UNITS OUTSTANDING -                                    UNITS OUTSTANDING -
                                     ENDED      BEGINNING OF YEAR     UNITS ISSUED   UNITS REDEEMED       END OF YEAR
                                    --------   --------------------   ------------   --------------   -------------------
FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT
      Class A....................   12/31/01             108                271              (84)              295
                                    12/31/00(1)             0               118              (10)              108
      Class B....................   12/31/01             576              1,479             (657)            1,398
                                    12/31/00(1)             0               605              (29)              576
      Class C....................   12/31/01              44                 76              (44)               76
                                    12/31/00(1)             0                46               (2)               44
      Class D....................   12/31/01               9                  7               (6)               10
                                    12/31/00(1)             0                12               (3)                9
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
      Class A....................   12/31/01              84                899             (307)              676
                                    12/31/00(1)             0               113              (29)               84
      Class B....................   12/31/01             251              2,284             (793)            1,742
                                    12/31/00(1)             0               349              (98)              251
      Class C....................   12/31/01              11                144              (34)              121
                                    12/31/00(1)             0                11                0                11
      Class D....................   12/31/01               4                  0                0                 4
                                    12/31/00(1)             0                 4                0                 4

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
      Class A.....................................   12/31/01    $   183,933    $   (167,727)          $   16,206
                                                     12/31/00        227,132        (266,654)             (39,522)
      Class B.....................................   12/31/01      1,403,088      (1,312,108)              90,980
                                                     12/31/00      1,671,323      (1,745,323)             (74,000)
      Class C.....................................   12/31/01         17,499         (12,287)               5,212
                                                     12/31/00          6,516          (4,187)               2,329
      Class D.....................................   12/31/01            995          (1,026)                 (31)
                                                     12/31/00          1,222            (703)                 519
WRL AEGON BOND SUBACCOUNT
      Class A.....................................   12/31/01         30,238         (19,391)              10,847
                                                     12/31/00         11,456         (17,229)              (5,773)
      Class B.....................................   12/31/01        160,366         (90,595)              69,771
                                                     12/31/00         33,378         (47,697)             (14,319)
      Class C.....................................   12/31/01          4,157          (1,703)               2,454
                                                     12/31/00            274             (67)                 207
      Class D.....................................   12/31/01             80             (80)                   0
                                                     12/31/00              6              (1)                   5
WRL JANUS GROWTH SUBACCOUNT
      Class A.....................................   12/31/01         56,612        (160,801)            (104,189)
                                                     12/31/00        108,730        (219,403)            (110,673)
      Class B.....................................   12/31/01        287,654        (416,015)            (128,361)
                                                     12/31/00        642,023        (522,640)             119,383
      Class C.....................................   12/31/01          6,225          (2,760)               3,465
                                                     12/31/00          9,127            (918)               8,209
      Class D.....................................   12/31/01            215            (210)                   5
                                                     12/31/00          1,194            (107)               1,087
WRL JANUS GLOBAL SUBACCOUNT
      Class A.....................................   12/31/01         19,595         (84,803)             (65,208)
                                                     12/31/00         72,333         (96,450)             (24,117)
      Class B.....................................   12/31/01        336,736        (505,386)            (168,650)
                                                     12/31/00        750,193        (653,532)              96,661
      Class C.....................................   12/31/01            274            (853)                (579)
                                                     12/31/00          5,033            (726)               4,307
      Class D.....................................   12/31/01             20             (91)                 (71)
                                                     12/31/00            559             (86)                 473
WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
      Class A.....................................   12/31/01          9,656         (37,610)             (27,954)
                                                     12/31/00         25,131         (35,116)              (9,985)
      Class B.....................................   12/31/01         67,035        (128,455)             (61,420)
                                                     12/31/00        136,860        (163,589)             (26,729)
      Class C.....................................   12/31/01          2,029          (1,009)               1,020
                                                     12/31/00          2,164            (488)               1,676
      Class D.....................................   12/31/01            105            (128)                 (23)
                                                     12/31/00            280             (95)                 185

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
      Class A.....................................   12/31/01    $    45,245    $   (102,117)          $  (56,872)
                                                     12/31/00        165,137        (181,155)             (16,018)
      Class B.....................................   12/31/01        315,176        (434,146)            (118,970)
                                                     12/31/00      1,019,441        (871,653)             147,788
      Class C.....................................   12/31/01          4,294          (2,227)               2,067
                                                     12/31/00          5,925            (706)               5,219
      Class D.....................................   12/31/01            108            (165)                 (57)
                                                     12/31/00          1,049            (104)                 945
WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
      Class A.....................................   12/31/01         14,130         (38,546)             (24,416)
                                                     12/31/00         46,993         (46,241)                 752
      Class B.....................................   12/31/01        104,181        (173,144)             (68,963)
                                                     12/31/00        356,742        (221,195)             135,547
      Class C.....................................   12/31/01          1,729            (900)                 829
                                                     12/31/00          3,520            (685)               2,835
      Class D.....................................   12/31/01            102            (126)                 (24)
                                                     12/31/00            559             (89)                 470
WRL AEGON BALANCED SUBACCOUNT
      Class A.....................................   12/31/01          3,122          (5,399)              (2,277)
                                                     12/31/00          3,787          (7,797)              (4,010)
      Class B.....................................   12/31/01         24,808         (26,736)              (1,928)
                                                     12/31/00         26,619         (26,300)                 319
      Class C.....................................   12/31/01            732            (380)                 352
                                                     12/31/00            351             (79)                 272
      Class D.....................................   12/31/01             34             (48)                 (14)
                                                     12/31/00             73             (16)                  57
WRL FEDERATED GROWTH & INCOME SUBACCOUNT
      Class A.....................................   12/31/01         38,541         (20,875)              17,666
                                                     12/31/00         15,102         (10,685)               4,417
      Class B.....................................   12/31/01        187,489        (102,802)              84,687
                                                     12/31/00         50,424         (34,706)              15,718
      Class C.....................................   12/31/01          4,425          (1,202)               3,223
                                                     12/31/00            317             (74)                 243
      Class D.....................................   12/31/01             69             (73)                  (4)
                                                     12/31/00             17              (9)                   8
WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
      Class A.....................................   12/31/01         18,010         (22,324)              (4,314)
                                                     12/31/00          6,909         (23,714)             (16,805)
      Class B.....................................   12/31/01         81,375         (66,453)              14,922
                                                     12/31/00         26,002         (82,337)             (56,335)
      Class C.....................................   12/31/01          2,101            (655)               1,446
                                                     12/31/00            268             (68)                 200
      Class D.....................................   12/31/01             24             (39)                 (15)
                                                     12/31/00             17              (9)                   8

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL C.A.S.E. GROWTH SUBACCOUNT
      Class A.....................................   12/31/01    $     6,728    $     (8,625)          $   (1,897)
                                                     12/31/00          9,351         (10,671)              (1,320)
      Class B.....................................   12/31/01         24,044         (26,340)              (2,296)
                                                     12/31/00         31,202         (33,044)              (1,842)
      Class C.....................................   12/31/01            567            (381)                 186
                                                     12/31/00            191             (47)                 144
      Class D.....................................   12/31/01             32             (26)                   6
                                                     12/31/00             65             (24)                  41
WRL NWQ VALUE EQUITY SUBACCOUNT
      Class A.....................................   12/31/01          8,748         (11,685)              (2,937)
                                                     12/31/00         13,219         (16,731)              (3,512)
      Class B.....................................   12/31/01         53,748         (50,905)               2,843
                                                     12/31/00         59,779         (66,093)              (6,314)
      Class C.....................................   12/31/01          1,478            (330)               1,148
                                                     12/31/00            131             (25)                 106
      Class D.....................................   12/31/01            196            (199)                  (3)
                                                     12/31/00             71             (21)                  50
WRL INTERNATIONAL EQUITY SUBACCOUNT
      Class A.....................................   12/31/01          2,765          (3,321)                (556)
                                                     12/31/00          4,368          (3,271)               1,097
      Class B.....................................   12/31/01        109,673        (109,330)                 343
                                                     12/31/00         16,927         (12,309)               4,618
      Class C.....................................   12/31/01            481            (147)                 334
                                                     12/31/00            275             (22)                 253
      Class D.....................................   12/31/01             75             (46)                  29
                                                     12/31/00            177             (41)                 136
WRL GE U.S. EQUITY SUBACCOUNT
      Class A.....................................   12/31/01         10,038         (14,102)              (4,064)
                                                     12/31/00         23,761         (15,074)               8,687
      Class B.....................................   12/31/01         43,821         (56,926)             (13,105)
                                                     12/31/00         79,705         (64,348)              15,357
      Class C.....................................   12/31/01          1,023            (364)                 659
                                                     12/31/00          1,061            (194)                 867
      Class D.....................................   12/31/01            318             (47)                 271
                                                     12/31/00            350             (17)                 333
WRL THIRD AVENUE VALUE SUBACCOUNT
      Class A.....................................   12/31/01         27,984         (16,374)              11,610
                                                     12/31/00         16,453          (7,140)               9,313
      Class B.....................................   12/31/01         94,776         (59,169)              35,607
                                                     12/31/00         74,301         (33,629)              40,672
      Class C.....................................   12/31/01          2,158            (672)               1,486
                                                     12/31/00            547             (58)                 489
      Class D.....................................   12/31/01             92             (60)                  32
                                                     12/31/00             52             (18)                  34

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
      Class A.....................................   12/31/01    $     5,568    $     (2,852)          $    2,716
                                                     12/31/00          2,882          (1,872)               1,010
      Class B.....................................   12/31/01         33,628         (19,018)              14,610
                                                     12/31/00         19,771         (11,583)               8,188
      Class C.....................................   12/31/01            645            (252)                 393
                                                     12/31/00            128             (39)                  89
      Class D.....................................   12/31/01            115            (103)                  12
                                                     12/31/00            150             (61)                  89
WRL GOLDMAN SACHS GROWTH SUBACCOUNT
      Class A.....................................   12/31/01          5,460          (1,959)               3,501
                                                     12/31/00          3,336          (2,173)               1,163
      Class B.....................................   12/31/01         22,282         (12,962)               9,320
                                                     12/31/00         12,802          (5,488)               7,314
      Class C.....................................   12/31/01            488             (91)                 397
                                                     12/31/00            355             (78)                 277
      Class D.....................................   12/31/01             13              (7)                   6
                                                     12/31/00             85              (5)                  80
WRL MUNDER NET50 SUBACCOUNT
      Class A.....................................   12/31/01          3,697          (2,577)               1,120
                                                     12/31/00            829            (519)                 310
      Class B.....................................   12/31/01         12,362          (6,854)               5,508
                                                     12/31/00          5,889          (2,917)               2,972
      Class C.....................................   12/31/01            188             (54)                 134
                                                     12/31/00            109             (35)                  74
      Class D.....................................   12/31/01             22             (17)                   5
                                                     12/31/00             80             (28)                  52
WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
      Class A.....................................   12/31/01          7,770          (4,140)               3,630
                                                     12/31/00          3,499          (1,843)               1,656
      Class B.....................................   12/31/01         26,916         (10,791)              16,125
                                                     12/31/00          9,190          (5,196)               3,994
      Class C.....................................   12/31/01          1,250             (37)               1,213
                                                     12/31/00            267             (46)                 221
      Class D.....................................   12/31/01             15              (6)                   9
                                                     12/31/00             27             (15)                  12
WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
      Class A.....................................   12/31/01          6,165          (4,132)               2,033
                                                     12/31/00          8,046          (4,587)               3,459
      Class B.....................................   12/31/01         42,042         (32,644)               9,398
                                                     12/31/00         20,487          (8,793)              11,694
      Class C.....................................   12/31/01            537            (203)                 334
                                                     12/31/00            481             (53)                 428
      Class D.....................................   12/31/01              4              (2)                   2
                                                     12/31/00              0               0                    0

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL SALOMON ALL CAP SUBACCOUNT
      Class A.....................................   12/31/01    $    40,607    $    (17,560)          $   23,047
                                                     12/31/00         11,495          (1,790)               9,705
      Class B.....................................   12/31/01        165,883         (76,004)              89,879
                                                     12/31/00         72,011         (23,863)              48,148
      Class C.....................................   12/31/01          3,627          (1,063)               2,564
                                                     12/31/00          1,180            (100)               1,080
      Class D.....................................   12/31/01            159            (107)                  52
                                                     12/31/00            348             (25)                 323
WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
      Class A.....................................   12/31/01         13,396         (18,186)              (4,790)
                                                     12/31/00         39,109         (13,524)              25,585
      Class B.....................................   12/31/01         87,247        (101,789)             (14,542)
                                                     12/31/00        279,726        (113,664)             166,062
      Class C.....................................   12/31/01          1,768          (1,004)                 764
                                                     12/31/00          2,645            (376)               2,269
      Class D.....................................   12/31/01            112             (52)                  60
                                                     12/31/00            476             (51)                 425
WRL DREYFUS MID CAP SUBACCOUNT
      Class A.....................................   12/31/01          4,372          (2,682)               1,690
                                                     12/31/00          3,075          (2,126)                 949
      Class B.....................................   12/31/01         21,254         (10,127)              11,127
                                                     12/31/00         14,783          (6,505)               8,278
      Class C.....................................   12/31/01            495            (245)                 250
                                                     12/31/00            298             (34)                 264
      Class D.....................................   12/31/01              4              (4)                   0
                                                     12/31/00              9              (3)                   6
WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
      Class A.....................................   12/31/01          1,277            (894)                 383
                                                     12/31/00(1)          979           (106)                 873
      Class B.....................................   12/31/01          5,666          (3,771)               1,895
                                                     12/31/00(1)        4,891           (450)               4,441
      Class C.....................................   12/31/01            385            (353)                  32
                                                     12/31/00(1)          125              0                  125
      Class D.....................................   12/31/01             53              (3)                  50
                                                     12/31/00(1)           34             (3)                  31
WRL GREAT COMPANIES -- AMERICA(SM) SUBACCOUNT
      Class A.....................................   12/31/01         20,173          (8,581)              11,592
                                                     12/31/00(1)        9,009           (985)               8,024
      Class B.....................................   12/31/01         92,518         (47,125)              45,393
                                                     12/31/00(1)       65,710         (7,526)              58,184
      Class C.....................................   12/31/01         16,718          (4,629)              12,089
                                                     12/31/00(1)        2,894            (38)               2,856
      Class D.....................................   12/31/01            127            (162)                 (35)
                                                     12/31/00(1)          433            (44)                 389

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
      Class A.....................................   12/31/01    $     6,367    $     (3,907)          $    2,460
                                                     12/31/00(1)        7,136         (2,578)               4,558
      Class B.....................................   12/31/01         32,138         (18,829)              13,309
                                                     12/31/00(1)       34,043         (6,561)              27,482
      Class C.....................................   12/31/01          1,863            (388)               1,475
                                                     12/31/00(1)          398             (4)                 394
      Class D.....................................   12/31/01            108             (80)                  28
                                                     12/31/00(1)          200            (46)                 154
WRL GREAT COMPANIES -- GLOBAL(2) SUBACCOUNT
      Class A.....................................   12/31/01          2,838          (2,012)                 826
                                                     12/31/00(1)        1,224            (77)               1,147
      Class B.....................................   12/31/01         11,780          (5,319)               6,461
                                                     12/31/00(1)        3,492           (267)               3,225
      Class C.....................................   12/31/01          1,341            (374)                 967
                                                     12/31/00(1)          175              0                  175
      Class D.....................................   12/31/01              2              (2)                   0
                                                     12/31/00(1)           25              0                   25
WRL GABELLI GLOBAL GROWTH SUBACCOUNT
      Class A.....................................   12/31/01          6,942          (1,527)               5,415
                                                     12/31/00(1)        1,661           (186)               1,475
      Class B.....................................   12/31/01         90,558         (56,247)              34,311
                                                     12/31/00(1)       13,155         (3,771)               9,384
      Class C.....................................   12/31/01          2,269            (503)               1,766
                                                     12/31/00(1)          288             (1)                 287
      Class D.....................................   12/31/01             29             (86)                 (57)
                                                     12/31/00(1)          215            (23)                 192
WRL LKCM CAPITAL GROWTH SUBACCOUNT
      Class A.....................................   12/31/01          1,438            (284)               1,154
                                                     12/31/00(1)          142              0                  142
      Class B.....................................   12/31/01          4,496            (760)               3,736
                                                     12/31/00(1)          330             (9)                 321
      Class C.....................................   12/31/01            238              (2)                 236
                                                     12/31/00(1)          133              0                  133
      Class D.....................................   12/31/01              0               0                    0
                                                     12/31/00(1)          125              0                  125
FIDELITY VIP III GROWTH OPPORTUNITIES SUBACCOUNT
      Class A.....................................   12/31/01          2,705          (2,054)                 651
                                                     12/31/00(1)        1,275           (458)                 817
      Class B.....................................   12/31/01          6,175          (3,279)               2,896
                                                     12/31/00(1)        3,395           (172)               3,223
      Class C.....................................   12/31/01            184              (5)                 179
                                                     12/31/00(1)          148             (5)                 143
      Class D.....................................   12/31/01              3              (3)                   0
                                                     12/31/00(1)           79            (34)                  45

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 6 -- (CONTINUED)


CAPITAL UNIT TRANSACTIONS:
--------------------------                                                                         INCREASE (DECREASE)
                                                       YEAR     PROCEEDS FROM   COST OF UNITS      IN NET ASSETS FROM
                                                      ENDED     UNITS ISSUED      REDEEMED      CAPITAL UNIT TRANSACTIONS
                                                     --------   -------------   -------------   -------------------------
FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT
      Class A.....................................   12/31/01    $     2,222    $       (678)          $    1,544
                                                     12/31/00(1)        1,149            (91)               1,058
      Class B.....................................   12/31/01         12,114          (5,316)               6,798
                                                     12/31/00(1)        5,911           (278)               5,633
      Class C.....................................   12/31/01            604            (351)                 253
                                                     12/31/00(1)          436            (15)                 421
      Class D.....................................   12/31/01             56             (45)                  11
                                                     12/31/00(1)          117            (34)                  83
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
      Class A.....................................   12/31/01          9,126          (3,128)               5,998
                                                     12/31/00(1)        1,181           (310)                 871
      Class B.....................................   12/31/01         23,524          (8,094)              15,430
                                                     12/31/00(1)        3,654         (1,027)               2,627
      Class C.....................................   12/31/01          1,465            (342)               1,123
                                                     12/31/00(1)          113              0                  113
      Class D.....................................   12/31/01              5              (2)                   3
                                                     12/31/00(1)           36              0                   36

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.



Des Moines, Iowa
February 15, 2002

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                          DECEMBER 31
                                                                     2001             2000
                                                                  ---------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                $  141,080      $    25,465
   Bonds                                                              78,489           92,652
   Common stocks:
     Affiliated entities (cost: 2001 - $543 and 2000 - $243)           5,903            4,164
     Other (cost: 2001 and 2000 - $302)                                  472              352
   Mortgage loans on real estate                                      13,821           14,041
   Home office properties                                             43,520           33,571
   Investment properties                                                  --           10,808
   Policy loans                                                      285,178          284,335
   Other invested assets                                              19,558           10,091
                                                                  ---------------------------
Total cash and invested assets                                       588,021          475,479


Net deferred income taxes                                              8,444               --
Federal and foreign income taxes recoverable                              --           22,547
Premiums deferred and uncollected                                      1,237              908
Accrued investment income                                              1,463            1,475
Cash surrender value of life insurance policies                       52,254           49,787
Other assets                                                           7,563            5,905
Separate account assets                                            8,093,342       10,190,653


                                                                  ---------------------------
Total admitted assets                                             $8,752,324      $10,746,754
                                                                  ===========================

                                                                               DECEMBER 31
                                                                          2001               2000
                                                                      ------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                             $   399,187       $    400,695
     Annuity                                                              336,587            288,370
   Policy and contract claim reserves                                      14,358             13,474
   Liability for deposit-type contracts                                    15,754              9,909
   Other policyholders' funds                                                  60                 38
   Remittances and items not allocated                                     14,493             21,192
   Federal and foreign income taxes payable                                26,150                 --
   Transfers to separate account due or accrued                          (493,930)          (480,404)
   Asset valuation reserve                                                  4,299              4,726
   Interest maintenance reserve                                             4,861              5,934
   Short-term note payable to affiliate                                        --             71,400
   Payable to affiliate                                                       645             17,406
   Other liabilities                                                       92,231             62,528
   Separate account liabilities                                         8,089,904         10,185,342
                                                                      ------------------------------
Total liabilities                                                       8,504,599         10,600,610

Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
     authorized and 2,500,000 shares issued and outstanding                 2,500              2,500
   Paid-in surplus                                                        150,107            120,107
   Unassigned surplus                                                      95,118             23,537
                                                                      ------------------------------
Total capital and surplus                                                 247,725            146,144
                                                                      ------------------------------
Total liabilities and capital and surplus                             $ 8,752,324       $ 10,746,754
                                                                      ==============================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                           YEAR ENDED DECEMBER 31
                                                                   2001              2000              1999
                                                               ------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                       $   653,398       $   741,937       $   584,729
     Annuity                                                        625,117         1,554,430         1,104,525
   Net investment income                                             44,424            47,867            39,589
   Amortization of interest maintenance reserve                       1,440             1,656             1,751
   Commissions and expense allowances on reinsurance ceded          (10,789)            1,648             4,178
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                       108,673           149,086           104,775
   Other income                                                      16,386            58,531            44,366
                                                               ------------------------------------------------
                                                                  1,438,649         2,555,155         1,883,913
Benefits and expenses:
   Benefits paid or provided for:
     Life                                                            56,155            58,813            35,591
     Surrender benefits                                             800,264           888,060           689,535
     Other benefits                                                  57,032            47,855            32,201
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                        10,100            98,557            70,542
         Annuity                                                     48,217            (9,665)            3,446
         Other                                                           --                67              (121)
                                                               ------------------------------------------------
                                                                    971,768         1,083,687           831,194
   Insurance expenses:
     Commissions                                                    176,023           316,337           246,334
     General insurance expenses                                     110,808           120,798           112,536
     Taxes, licenses and fees                                        18,714            23,193            19,019
     Net transfers to separate accounts                             216,797         1,068,213           625,598
     Other expenses                                                     556                36                --
                                                               ------------------------------------------------
                                                                    522,898         1,528,577         1,003,487
                                                               ------------------------------------------------
                                                                  1,494,666         2,612,264         1,834,681
                                                               ------------------------------------------------
Gain (loss) from operations before federal
   income tax  expense (benefit) and net
   realized capital gains
   (losses) on investments                                          (56,017)          (57,109)           49,232

Federal income tax expense (benefit)                                  3,500           (17,470)           11,816
                                                               ------------------------------------------------
Gain (loss) from operations before net realized
   capital gains (losses) on investments                            (59,517)          (39,639)           37,416

Net realized capital gains (losses) on investments
   (net of related federal
   income taxes and amounts transferred to
   interest maintenance reserve)                                        100              (856)             (716)
                                                               ------------------------------------------------
Net income (loss)                                               $   (59,417)      $   (40,495)      $    36,700
                                                               ================================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in Thousands)

                                                                                                                          TOTAL
                                                                  COMMON           PAID-IN         UNASSIGNED         CAPITAL AND
                                                                  STOCK            SURPLUS           SURPLUS             SURPLUS
                                                        ------------------------------------------------------------------------

Balance at January 1, 1999                                       $ 1,500          $120,107          $ 21,973           $ 143,580
   Net income                                                         --                --            36,700              36,700
   Change in net unrealized capital gains                             --                --             1,421               1,421
   Change in non-admitted assets                                      --                --               703                 703
   Change in asset valuation reserve                                  --                --              (961)               (961)
   Change in surplus in separate accounts                             --                --               451                 451
   Transfer from unassigned surplus to
     common stock (stock dividend)                                 1,000                --            (1,000)                 --
   Settlement of prior period tax returns                             --                --             1,000               1,000
   Tax benefits on stock options exercised                            --                --             2,022               2,022
                                                        ------------------------------------------------------------------------
Balance at December 31, 1999                                       2,500           120,107            62,309             184,916
   Net loss                                                           --                --           (40,495)            (40,495)
   Change in net unrealized capital gains                             --                --             1,571               1,571
   Change in non-admitted assets                                      --                --            (1,359)             (1,359)
   Change in asset valuation reserve                                  --                --              (917)               (917)
   Change in surplus in separate accounts                             --                --              (314)               (314)
   Settlement of prior period tax returns                             --                --                30                  30
   Tax benefits on stock options exercised                            --                --             2,712               2,712
                                                        ------------------------------------------------------------------------
Balance at December 31, 2000                                       2,500           120,107            23,537             146,144
   Net loss                                                           --                --           (59,417)            (59,417)
   Capital contribution                                               --            30,000                --              30,000
   Cumulative effect of change in
     accounting principles                                                                            12,312            12,312
   Change in valuation basis                                          --                --            11,609              11,609
   Change in net deferred income tax asset                            --                --           (11,733)            (11,733)
   Surplus effect of reinsurance                                      --                --            11,851              11,851
     transaction
   Change in net unrealized capital gains                             --                --            (1,281)             (1,281)
   Change in non-admitted assets                                      --                --             9,076               9,076
   Change in asset valuation reserve                                  --                --               427                 427
   Change in surplus in separate accounts                             --                --            97,374              97,374
   Tax benefits on stock options exercised                            --                --             1,363               1,363
                                                        ------------------------------------------------------------------------
Balance at December 31, 2001                                     $ 2,500          $150,107          $ 95,118           $ 247,725
                                                        ========================================================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)


                                                                                       YEAR ENDED DECEMBER 31
                                                                         2001                  2000                  1999
                                                                     -------------------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance                $ 1,295,480           $ 2,356,441           $ 1,738,870
Net investment income received                                            45,355                51,583                44,235
Life and accident and health claims paid                                 (55,303)              (55,030)              (35,872)
Surrender benefits and other fund withdrawals paid                      (800,321)             (888,060)             (689,535)
Other benefits paid to policyholders                                     (56,598)              (43,721)              (32,642)
Commissions, other expenses and other taxes                             (315,087)             (456,874)             (382,372)
Net transfers to separate accounts                                       (27,317)             (935,755)             (628,762)
Federal income taxes received (paid)                                      46,560                (8,236)               (9,637)
                                                                     -------------------------------------------------------
Net cash provided by operating activities                                132,769                20,348                 4,285

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                                  29,163                45,079               114,177
   Mortgage loans on real estate                                             282                   227                   212
   Other                                                                    (170)                  345                    18
                                                                     -------------------------------------------------------
                                                                          29,275                45,651               114,407
Cost of investments acquired:
   Bonds                                                                 (14,445)              (18,005)              (49,279)
   Common stocks                                                            (300)                   --                    --
   Mortgage loans on real estate                                              --                (5,003)                   (1)
   Investment properties                                                     (13)                 (108)                 (286)
   Policy loans                                                             (843)             (101,360)              (69,993)
   Other invested assets                                                 (12,394)              (11,203)                   --
   Other                                                                      --                    --                  (855)
                                                                     -------------------------------------------------------
                                                                         (27,995)             (135,679)             (120,414)
                                                                     -------------------------------------------------------
Net cash provided by (used in) investing activities                        1,280               (90,028)               (6,007)

FINANCING AND MISCELLANEOUS ACTIVITIES Other cash provided:
   Capital and surplus paid in                                            30,000                    --                    --
   Borrowed money                                                        (71,400)               54,300               (27,100)
   Deposits and deposit-type contract funds and other
     liabilities without life or disability contingencies                 23,298                    --                    --
   Other sources                                                          45,631                27,815                12,580
                                                                     -------------------------------------------------------
                                                                          27,529                82,115               (14,520)


                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

                                                                              YEAR ENDED DECEMBER 31
                                                                    2001              2000              1999
                                                                 -----------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES (CONTINUED)
Other cash applied:
   Withdrawals on deposit-type contract funds and other
     liabilities without life or disability contingencies          $  17,990           $    --          $     --
   Other applications                                                 27,973            10,902            33,634
                                                                 -----------------------------------------------
                                                                      45,963            10,902            33,634
                                                                 -----------------------------------------------
Net cash provided by (used in) financing activities                  (18,434)           71,213           (48,154)
                                                                 -----------------------------------------------
Increase (decrease) in cash and short-term investments               115,615             1,533           (49,876)

Cash and short-term investments at beginning of year                  25,465            23,932            73,808
                                                                 -----------------------------------------------
Cash and short-term investments at end of year                     $ 141,080           $25,465          $ 23,932
                                                                 ===============================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in Thousands)

                                December 31, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written are done through an affiliated marketing organization.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the

                   Western Reserve Life Assurance Co. of Ohio

           Notes to Financial Statements - Statutory Basis (continued)
                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investment properties are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

   The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus. Common stocks of the Company's wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2001, 2000, and 1999, net realized capital gains (losses) of $367, $(276), and $(67), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,440, $1,656, and $1,751 for the years ended December 31, 2001, 2000, and 1999, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2001, 2000, and 1999, with respect to such practices.

PREMIUMS AND ANNUITY CONSIDERATIONS

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident, and health premiums were recognized as revenue when due.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,208,884, $2,336,299, and $1,675,642 in 2001, 2000, and 1999, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

   Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

   Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

   Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                    DECEMBER 31
                                                       2001                                2000
                                         --------------------------------- -----------------------------------
                                             CARRYING                            CARRYING
                                              AMOUNT         FAIR VALUE           AMOUNT           FAIR VALUE
                                         --------------------------------- -----------------------------------
ADMITTED ASSETS
Cash and short-term investments             $  141,080        $  141,080        $    25,465        $    25,465
Bonds                                           78,489            80,722             92,652             93,766
Common stocks, other than affiliates               472               472                352                352
Mortgage loans on real estate                   13,821            14,263             14,041             14,422
Policy loans                                   285,178           285,178            284,335            284,335
Separate account assets                      8,093,342         8,093,342         10,190,653         10,190,653

LIABILITIES
Investment contract liabilities                352,341           347,665            298,279            291,457
Short-term note payable to affiliate                --                --             71,400             71,400
Separate account annuity liabilities         5,792,373         5,709,486          7,305,380          7,142,011

4. INVESTMENTS

The carrying amount and estimated fair value of investments in bonds are as follows:

                                                                    GROSS         GROSS           ESTIMATED
                                                  CARRYING        UNREALIZED    UNREALIZED           FAIR
                                                   AMOUNT           GAINS         LOSSES             VALUE
                                                  ---------------------------------------------------------
DECEMBER 31, 2001
Bonds:
  United States Government and agencies            $ 4,363          $  173          $   --          $ 4,536
  State, municipal and other government              1,480             135              --            1,615
  Public utilities                                  12,048             306              --           12,354
  Industrial and miscellaneous                      39,429           2,470           1,358           40,541
  Mortgage and other asset-backed securities        21,169             507              --           21,676
                                                  ---------------------------------------------------------
Total bonds                                        $78,489          $3,591          $1,358          $80,722
                                                  =========================================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

                                                                   GROSS         GROSS        ESTIMATED
                                                    CARRYING     UNREALIZED    UNREALIZED       FAIR
                                                     AMOUNT        GAINS         LOSSES         VALUE
                                                   ----------------------------------------------------
DECEMBER 31, 2000
Bonds:
  United States Government and agencies              $ 4,580        $   78        $   15        $ 4,643
  State, municipal and other government                1,478            85            --          1,563
  Public utilities                                    13,061            75           159         12,977
  Industrial and miscellaneous                        42,482         1,673           811         43,344
  Mortgage and other asset-backed securities          31,051           416           228         31,239
                                                   ----------------------------------------------------
Total bonds                                          $92,652        $2,327        $1,213        $93,766
                                                   ====================================================

The carrying amount and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                        ESTIMATED
                                                       CARRYING            FAIR
                                                        AMOUNT            VALUE
                                                       --------------------------

   Due in one year or less                              $  7,305         $  7,408
   Due one through five years                             28,415           29,555
   Due five through ten years                             15,628           16,649
   Due after ten years                                     5,972            5,434
                                                        -------------------------
                                                          57,320           59,046
   Mortgage and other asset-backed securities             21,169           21,676
                                                        -------------------------
                                                        $ 78,489         $ 80,722
                                                        =========================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                     YEAR ENDED DECEMBER 31
                                                2001             2000             1999
                                              ------------------------------------------

Interest on bonds                             $  7,050         $  8,540         $ 12,094
Dividends from common stock of affiliated
  entities                                      18,495           26,453           18,555
Interest on mortgage loans                       1,130              776              746
Rental income on investment properties           6,903            6,034            5,794
Interest on policy loans                        17,746           14,372            9,303
Other investment income                            (51)               1              414
                                              ------------------------------------------
Gross investment income                         51,273           56,176           46,906

Investment expenses                             (6,849)          (8,309)          (7,317)
                                              ------------------------------------------
Net investment income                         $ 44,424         $ 47,867         $ 39,589
                                              ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                      YEAR ENDED DECEMBER 31
                               2001            2000             1999
                             ----------------------------------------

Proceeds                     $29,163        $ 45,079         $114,177
                             ========================================

Gross realized gains         $   637        $    117         $  1,762
Gross realized losses             --             480            1,709
                             ----------------------------------------
Net realized gains (losses)  $   637        $   (363)        $     53
                             ========================================

At December 31, 2001, bonds with an aggregate carrying value of $4,094 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                             REALIZED
                                                      YEAR ENDED DECEMBER 31
                                                2001            2000          1999
                                              -------------------------------------
Bonds                                         $   637         $  (363)        $  53
Other invested assets                              --          (1,115)           18
                                              -------------------------------------
                                                  637          (1,478)           71

Tax benefit (expense)                            (170)            346          (854)
Transfer to interest maintenance reserve         (367)            276            67
                                              -------------------------------------
Net realized gains (losses)                   $   100         $  (856)        $(716)
                                              =====================================

                                          CHANGES IN UNREALIZED
                                          YEAR ENDED DECEMBER 31
                                   2001            2000            1999
                                 ---------------------------------------

Other invested assets            $(2,926)        $    --         $    --
Common stocks                      1,559           2,002           1,426
Mortgage loans on real estate         86            (431)             (5)
                                 ---------------------------------------
Change in unrealized             $(1,281)        $ 1,571         $ 1,421
                                 =======================================

Gross unrealized gains (losses) on common stocks were as follows:

                                          UNREALIZED
                                          DECEMBER 31
                                      2001            2000
                                   ------------------------

Unrealized gains                    $ 5,930         $ 4,040
Unrealized losses                      (400)            (69)
                                   ------------------------
Net unrealized gains                $ 5,530         $ 3,971
                                   ========================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

During 2001, the Company did not issue any mortgage loans. During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2001, 2000, and 1999, no mortgage loans were foreclosed and transferred to real estate. During 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $135 and $-0-, respectively.

5. REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

                                         YEAR ENDED DECEMBER 31
                             2001                2000                1999
                         ---------------------------------------------------

Direct premiums          $ 1,369,720         $ 2,385,134         $ 1,748,265
Reinsurance ceded            (91,205)            (88,767)            (59,011)
                         ---------------------------------------------------
Net premiums earned      $ 1,278,515         $ 2,296,367         $ 1,689,254
                         ===================================================

The Company received reinsurance recoveries in the amount of $12,337, $8,856, and $4,916 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $6,065 and $2,337, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $63,758 and $5,128, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


5. REINSURANCE (CONTINUED)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

6. INCOME TAXES

The Company's net deferred tax asset is comprised of the following components:

                                           DECEMBER 31,       JANUARY 1,
                                              2001               2001
                                           ----------------------------
Gross deferred income tax assets            $162,669           $82,191
Gross deferred income tax liabilities         95,916             3,705
Deferred income tax assets nonadmitted        58,309            65,790
                                           ----------------------------
Net admitted deferred income tax asset      $  8,444           $12,696
                                           ============================

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholers' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


6. INCOME TAXES (CONTINUED)

The main components of deferred tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                DECEMBER 31,      JANUARY 1,          NET
                                                   2001              2001            CHANGE
                                                --------------------------------------------
Deferred income tax assets:
ss.807(f) adjustment                             $  1,977          $ 2,360          $   (383)
  Pension expenses                                  2,422            1,850               572
  Tax basis deferred acquisition costs             76,692           69,122             7,570
  Reserves                                         74,569            2,316            72,253
  Other                                             7,009            6,543               466
                                                --------------------------------------------
Total deferred income tax assets                 $162,669          $82,191          $ 80,478
                                                ============================================

Deferred income tax assets - nonadmitted         $ 58,309          $65,790          $ (7,481)

Deferred income tax liabilities:
ss.807(f) adjustment - liabilities                 91,560              427            91,133
  Other                                             4,356            3,278             1,078
                                                --------------------------------------------
Total deferred income tax liabilities            $ 95,916          $ 3,705          $ 92,211
                                                ============================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


6. INCOME TAXES (CONTINUED)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                 DECEMBER 31
                                                     2001           2000           1999
                                                   --------------------------------------

Income tax expense (benefit) computed at the
  federal statutory rate (35%)                     $(19,606)      $(19,988)      $ 17,231
Deferred acquisition costs - tax basis                7,570         14,725         11,344
Amortization of IMR                                    (504)          (580)          (613)
Depreciation                                             (6)          (426)          (727)
Dividends received deduction                         (8,705)       (12,805)       (10,784)
Low income housing credits                           (1,944)            --             --
Prior year under (over) accrual                       3,340            560         (3,167)
Reinsurance transactions                              4,148             --             --
Reserves                                             19,541            123         (2,272)
Other                                                  (334)           921            804
                                                   --------------------------------------
Federal income tax expense (benefit)               $  3,500       $(17,470)      $ 11,816
                                                   ======================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. Tax settlements for 2000 and 1999 were credited directly to unassigned surplus.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


7. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                       DECEMBER 31
                                                           2001                          2000
                                               ----------------------------- ------------------------------
                                                                  PERCENT                        PERCENT
                                                    AMOUNT       OF TOTAL          AMOUNT       OF TOTAL
                                               ----------------------------- ------------------------------

   Subject to discretionary withdrawal with
     market value adjustment                      $   11,429          0%          $   11,999         0%
   Subject to discretionary withdrawal at
     book value less surrender charge                102,240          2               72,456         1
   Subject to discretionary withdrawal at
     market value                                  5,641,756         93            7,305,182        96
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    294,012          5              210,648         3
   Not subject to discretionary withdrawal            14,654          0               15,753         0
                                               -----------------------------------------------------------
                                                                    100%           7,616,038       100%
                                                                    ===                            ===
   Less reinsurance ceded                             60,224                           2,145
                                               -------------                 ---------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $6,003,867                      $7,613,893
                                               ============                  ===============

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             YEAR ENDED DECEMBER 31
                                                     2001              2000              1999
                                                  ----------------------------------------------
Transfers as reported in the summary of
  operations of the separate accounts
  statement:
    Transfers to separate accounts                $1,208,884        $2,336,299        $1,675,642
    Transfers from separate accounts               1,107,157         1,268,865         1,056,207
                                                  ----------------------------------------------
Net transfers to separate accounts                   101,727         1,067,434           619,435

Change in valuation adjustment                        98,321                --                --
Other                                                 16,749               779             6,163
                                                  ----------------------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $  216,797        $1,068,213        $  625,598
                                                  ==============================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

At December 31, 2001, the Company had variable annuities with guaranteed living benefits as follows:

   BENEFIT AND TYPE OF RISK                     SUBJECTED    AMOUNT OF RESERVE
                                              ACCOUNT VALUE         HELD
   -----------------------------------------------------------------------------

   Guaranteed Minimum Income Benefit               $75,101           $19

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                          GROSS             LOADING            NET
                                       ---------------------------------------------
DECEMBER 31, 2001
Ordinary direct renewal business            $1,439          $   407           $1,032
Ordinary new business                          200               (5)             205
                                       ---------------------------------------------
                                            $1,639          $   402           $1,237
                                       =============================================

DECEMBER 31, 2000
Ordinary direct renewal business            $  991          $   220           $  771
Ordinary new business                          133               (4)             137
                                       ---------------------------------------------
                                            $1,124          $   216           $  908
                                       =============================================

8. CONVERSION OF VALUATION SYSTEM

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


9. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $24,523.

10. CAPITAL AND SURPLUS

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies that do business in the state to have capital stock of at least $2,500.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

11. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

During 2001, the Company sold $17,515 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


12. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,634, $1,224, and $1,105 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $1,100, $930, and $816 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $233, $108, and $81 for the years ended December 31, 2001, 2000, and 1999, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


13. RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $16,904, $19,248, and $16,905, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2001, 2000, and 1999, the Company received $6,752, $4,665, and $3,755, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $945, $2,262, and $1,997, respectively, to affiliates.

The Company received capital contributions of $30,000 from its parent in 2001.

At December 31, 2000, the Company had short-term note payables to an affiliate of $71,400. Interest on these notes approximated the thirty-day commercial paper rate at the time of issuance.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2001 and 2000, the cash surrender value of these policies was $52,254 and $49,787, respectively.

14. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


14. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,425 and $3,438 and an offsetting premium tax benefit of $764 and $777 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $13, $(9), and $(20) for the years ended December 31, 2001, 2000, and 1999, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)


SCHEDULE I

                                                                                         AMOUNT AT WHICH
                                                                             FAIR          SHOWN IN THE
                TYPE OF INVESTMENT                        COST (1)           VALUE         BALANCE SHEET
---------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                           $    4,681           $  4,868         $    4,681
   States, municipalities, and political
     subdivisions                                            3,380              3,620              3,380
   Public utilities                                         12,048             12,354             12,048
   All other corporate bonds                                58,380             59,880             58,380
                                                        -------------------------------------------------
Total fixed maturities                                      78,489             80,722             78,489

EQUITY SECURITIES Common stocks (unaffiliated):
   Industrial, miscellaneous, and all other                    302                472                472
                                                        -------------------------------------------------
Total equity securities                                        302                472                472

Mortgage loans on real estate                               13,821                                13,821
Real estate                                                 43,520                                43,520
Policy loans                                               285,178                               285,178
Cash and short-term investments                            141,080                               141,080
Other invested assets                                       19,558                                19,558
                                                        ----------                            ---------
Total investments                                       $  581,948                            $  582,118
                                                        ==========                            ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in Thousands)


SCHEDULE III

                                                                                                 BENEFITS,
                                                                                                  CLAIMS,
                                  FUTURE POLICY    POLICY AND                       NET          LOSSES AND       OTHER
                                   BENEFITS AND     CONTRACT        PREMIUM      INVESTMENT      SETTLEMENT     OPERATING
                                     EXPENSES      LIABILITIES      REVENUE        INCOME         EXPENSES      EXPENSES*
                                  ------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001
Individual life                       $386,965        $14,219      $  652,626      $14,014       $  167,912     $216,211
Group life                              12,222            135             772          731            1,226          535
Annuity                                336,587              4         625,117       29,679          802,630       89,355
                                  ------------------------------------------------------------------------------------------
                                      $735,774        $14,358      $1,278,515      $44,424       $  971,768     $306,101
                                  ==========================================================================================

YEAR ENDED DECEMBER 31, 2000
Individual life                       $389,458        $13,349      $  741,090      $13,430       $  267,540     $310,243
Group life                              11,237            100             847          936            1,413          580
Annuity                                259,199             25       1,554,430       33,501          814,734      149,541
                                  ------------------------------------------------------------------------------------------
                                      $659,894        $13,474      $2,296,367      $47,867       $1,083,687     $460,364
                                  ==========================================================================================

YEAR ENDED DECEMBER 31, 1999
Individual life                       $291,106        $ 9,152      $  583,656      $10,754       $  178,237     $261,284
Group life                              11,032            100           1,073          706            1,437          599
Annuity                                268,864             17       1,104,525       28,129          651,520      116,006
                                  ------------------------------------------------------------------------------------------
                                      $571,002        $ 9,269      $1,689,254      $39,589       $  831,194     $377,889
                                  ==========================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in Thousands)


SCHEDULE IV

                                                                           ASSUMED                            PERCENTAGE OF
                                                         CEDED TO            FROM                                 AMOUNT
                                       GROSS              OTHER             OTHER               NET            ASSUMED TO
                                      AMOUNT            COMPANIES         COMPANIES           AMOUNT               NET
                                  ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force             $78,786,575        $17,837,374        $       --        $60,949,201           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   684,987        $    32,361        $       --        $   652,626           0.0%
   Group life                             1,030                258                --                772           0.0
   Annuity                              683,703             58,586                --            625,117           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 1,369,720        $    91,205        $       --        $ 1,278,515           0.0%
                                  ========================================================================================

YEAR ENDED DECEMBER 31, 2000
Life insurance in force             $76,903,969        $14,753,778        $       --        $62,150,191           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   774,550        $    33,460        $       --        $   741,090           0.0%
   Group life                             1,100                253                --                847           0.0
   Annuity                            1,609,484             55,054                --          1,554,430           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 2,385,134        $    88,767        $       --        $ 2,296,367           0.0%
                                  ========================================================================================

YEAR ENDED DECEMBER 31, 1999
Life insurance in force             $63,040,741        $11,297,250        $       --        $51,743,491           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   604,628        $    20,972        $       --        $   583,656           0.0%
   Group life                             1,383                310                --              1,073           0.0
   Annuity                            1,142,254             37,729                --          1,104,525           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 1,748,265        $    59,011        $       --        $ 1,689,254           0.0%
                                  ========================================================================================